UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

BlackRock Total Factor Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 07/31/2017

Item 1 – Report to Stockholders

JULY 31, 2017

ANNUAL REPORT	BLACKROCK®

BlackRock Total Factor Fund	of BlackRock FundsSM

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended July 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Aside from the shortest-term Treasury bills, most U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and economic uncertainty. Reflationary expectations accelerated after the U.S. election in November 2016 and continued into the beginning of 2017, stoked by expectations that the new administration’s policies would provide an extra boost to U.S. growth.

The Fed has responded to these positive developments by increasing interest rates three times in the last six months, setting expectations for additional interest rate increases and moving toward normalizing monetary policy. Divergent global monetary policy continued in earnest, as the European Central Bank and the Bank of Japan reiterated their commitments to economic stimulus despite nascent signs of sustained economic growth in both countries.

In recent months, growing skepticism about the near-term likelihood of significant U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Similarly, renewed concern about oversupply has weighed on energy prices. Nonetheless, financial markets — and to an extent the Fed — have adopted a “wait-and-see” approach to the economic data and potential fiscal stimulus. Although uncertainty has persisted, benign credit conditions, modest inflation and the positive outlook for economic growth have kept markets relatively tranquil.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, such as the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.51%	16.04%
U.S. small cap equities (Russell 2000® Index)	5.35	18.45
International equities (MSCI Europe, Australasia, Far East Index)	13.79	17.77
Emerging market equities (MSCI Emerging Markets Index)	18.98	24.84
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.35	0.54
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	2.33	(5.73)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.51	(0.51)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.40	0.36
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.57	10.94

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	3

Fund Summary as of July 31, 2017

Investment Objective

BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.

On November 18, 2016, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to “BlackRock Total Factor Fund” and certain changes to the Fund’s investment strategy and investment process which became effective on February 3, 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended July 31, 2017, the Fund underperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index (the “Reference Benchmark”) which returned 9.32%.

What factors influenced performance?

•

The Fund is a liquid alternative that utilizes a factor-based investment approach to seek to more efficiently generate total return from a risk/return perspective than a traditional combination of equity and fixed-income securities. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/ short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, all while maintaining a low correlation to equity and fixed income markets, and is designed to be resilient to market shocks and drawdowns.

•

The performance of the blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays US Aggregate Bond Index is primarily determined by the performance of equity markets. Measured in terms of risk rather than dollars, the comparative blended benchmark index has an allocation of approximately 90% in equities and 10% in bonds.

•

During the 12-month period, performance relative to the blended benchmark was muted by exposure to inflation-linked bonds and developed sovereign debt, as central banks turned more hawkish and indicated a tightening of policy. In addition, as the dollar index fell to a 13-month low, the real rates factor delivered negative returns over the period due to the Fund’s strategy to manage the risk of its globally diversified exposures.

•

The Fund’s exposure to economic growth was the primary positive contributor to performance over the 12-month period, as developed equity markets benefited from the pro-growth, reflation theme and positive earnings results. Within the Fund’s allocation to single name equities, value, quality, and low volatility-driven names were positive performers.

•

The Fund routinely holds derivatives including futures and swaps to gain exposure to global bonds, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Over the period, the Fund held currency forwards for purposes of managing risk and swaptions to protect against the risk of any abrupt rise in U.S. interest rates. The Fund’s use of derivatives had an overall positive impact on performance.

•	The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance.

Describe recent portfolio activity.

•

On February 3, 2017, the Fund was repurposed from a macro-factor risk parity strategy to a total factor approach that incorporates strategic and tactical insights on both the long and short side, across both macro and style factors.

Describe portfolio positioning at period end.

•

The Fund seeks to deliver absolute returns by balancing risks between bonds, equities, commodities, and diversifying strategies. At the end of the period, the portfolio was modestly overweight equities relative to other asset classes, with total risk in line with the Fund’s strategic target.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Total Investments[1]

Foreign Government Obligations	90%
U.S. Treasury Obligations	10

[1]	Total investments exclude short-term securities.

Portfolio Holdings	Percent of Total Investments[1]

Republic of France Inflation Linked Bonds	40%
United Kingdom Gilt Inflation Linked Bonds	14
Australia Government Inflation Linked Bonds	14
Canadian Government Inflation Linked Bonds	11
Deutsche Bundesrepublik Inflation Linked Bonds	11
U.S. Treasury Inflation Indexed Notes	7
U.S. Treasury Inflation Indexed Bonds	3

[1]	Total investments exclude short-term securities.

4	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests in a broad range of global asset classes, such as equity securities, fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Strategic Risk Allocation Fund.

[3]	This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net 60% and the Bloomberg Barclays U.S. Aggregate Bond Index 40%.

[4]

An index composed of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States and calculated with net dividends reinvested daily on the ex-dividends date 100% hedged to USD using 1-month forward exchange rates.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2017
		Average Annual Total Returns[2,7]
		1 Year		Since Inception[8]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.52%	5.46%	N/A	3.49%	N/A
Investor A	4.42	5.16	(0.37)%	3.24	2.03%
Investor C	4.03	4.40	3.40	2.45	2.45
Class K	4.52	5.48	N/A	3.54	N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond Index	6.19	9.32	N/A	8.53	N/A
MSCI World Index Hedged USD Net	8.69	16.31	N/A	12.80	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	2.51	(0.51)	N/A	2.09	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on December 27, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[10]
	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[9]	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$1,045.17	$2.64	$1,000.00	$1,022.22	$2.61	0.52%
Investor A	$1,000.00	$1,044.24	$4.05	$1,000.00	$1,020.83	$4.01	0.80%
Investor C	$1,000.00	$1,040.29	$7.84	$1,000.00	$1,017.11	$7.75	1.55%
Class K	$1,000.00	$1,045.17	$2.48	$1,000.00	$1,022.36	$2.46	0.49%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[10]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal period divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to the Class K Shares inception date of February 3, 2017, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Figures shown in the performance table on the previous page assumes reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on February 1, 2017 and held through July 31, 2017, except with respect to Class K Shares which are based on a hypothetical investment of $1,000 on February 3, 2017 (commencement of operations) and held through July 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the headings entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.

The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	7

Consolidated Schedule of Investments July 31, 2017	(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Australia — 3.7%
Australia Government Inflation Linked Bonds:
1.00%, 11/21/18	AUD	193	$166,153
4.00%, 8/20/20		191	283,212
1.25%, 2/21/22		213	194,711
3.00%, 9/20/25		266	298,100
2.50%, 9/20/30		130	144,167
2.00%, 8/21/35		131	128,838
1.25%, 8/21/40		100	87,033

			1,302,214
Canada — 3.1%
Canadian Government Inflation Linked Bonds:
4.25%, 12/01/21	CAD	157	146,721
4.25%, 12/01/26		141	150,866
4.00%, 12/01/31		150	174,584
3.00%, 12/01/36		152	169,733
2.00%, 12/01/41		154	154,462
1.50%, 12/01/44		159	148,016
1.25%, 12/01/47		165	147,057

			1,091,439
France — 10.9%
Republic of France Inflation Linked Bonds:
0.25%, 7/25/18	EUR	148	177,393
1.30%, 7/25/19		162	201,196
2.25%, 7/25/20		149	195,175
0.10%, 3/01/21		437	541,574
0.10%, 7/25/21		73	90,660
1.10%, 7/25/22		263	347,129
2.10%, 7/25/23		211	296,932
0.25%, 7/25/24		196	250,715
0.10%, 3/01/25		101	127,208
1.85%, 7/25/27		224	328,946
0.10%, 3/01/28		51	62,781
3.40%, 7/25/29		127	220,860
0.70%, 7/25/30		169	226,644
3.15%, 7/25/32		176	316,049
1.80%, 7/25/40		175	295,208
0.10%, 7/25/47		81	96,411

			3,774,881

Foreign Government Obligations		Par (000)	Value
Germany — 3.1%
Deutsche Bundesrepublik Inflation Linked Bonds:
1.75%, 4/15/20	EUR	251	$320,432
0.10%, 4/15/23		236	297,708
0.10%, 4/15/26		143	183,113
0.50%, 4/15/30		115	152,719
0.10%, 4/15/46		83	107,169

			1,061,141
United Kingdom — 3.9%
United Kingdom Gilt Inflation Linked Bonds:
0.13%, 11/22/19	GBP	22	30,735
1.88%, 11/22/22		26	43,067
0.13%, 3/22/24		24	36,930
2.50%, 7/17/24		20	98,117
0.13%, 3/22/26		21	32,631
1.25%, 11/22/27		28	49,379
0.13%, 3/22/29		23	37,298
1.25%, 11/22/32		25	49,435
0.75%, 3/22/34		23	44,479
2.00%, 1/26/35		20	70,894
0.13%, 11/22/36		21	37,869
1.13%, 11/22/37		17	36,360
0.63%, 3/22/40		25	52,479
0.63%, 11/22/42		26	56,070
0.13%, 3/22/44		39	78,410
0.13%, 3/22/46		21	43,322
0.75%, 11/22/47		30	73,335
0.50%, 3/22/50		25	61,028
0.25%, 3/22/52		22	52,264
1.25%, 11/22/55		28	88,627
0.13%, 11/22/56		21	49,426
0.13%, 3/22/58		21	52,474
0.38%, 3/22/62		23	65,683
0.13%, 11/22/65		21	58,527
0.13%, 3/22/68		22	64,092

			1,362,931
Total Foreign Government Obligations — 24.7%			8,592,606

Portfolio Abbreviations

ASX	Australian Securities Exchange	HIBOR	Hong Kong Interbank Offer Rate	REIT	Real Estate Investment Trust
AUD	Australian Dollar	HKD	Hong Kong Dollar	S&P	Standard & Poor’s
BOVESPA	Brazil Stock Market	IBEX	Bolsa de Madrid (Spain Stock Exchange)	SEK	Swedish Krona
BRL	Brazilian Real	ISE	Istanbul Stock Exchange	SET	Stock Exchange Thailand
CAC	Cotation Assistée en Continu	JPY	Japanese Yen	SGD	Singapore Dollar
	(French Stock Exchange)	JSE	Johannesburg Stock Exchange	SGX	Singapore Stock Exchange
CAD	Canadian Dollar	KOSPI	Korean Stock Exchange	SPI	Share Price Index Futures
CBOE	Chicago Board Options Exchange	KRW	South Korean Won	TAIEX	Taiwan Stock Exchange
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate	THB	Thai Bhat
CVA	Certification Van Aandelon	LME	London Metal Exchange	TIPS	Treasury Inflation Protected Securities
	(Dutch Certificate)	MIB	Milano Italia Borsa	TOPIX	Tokyo Stock Price Index
DAX	Deutscher Aktien Index	MSCI	Morgan Stanley Capital International	TRY	Turkish Lira
ETF	Exchange-Traded Fund	MYR	Malaysian Ringgit	TWD	Taiwan New Dollar
EUR	Euro	NOK	Norwegian Krone	USD	U.S. Dollar
FTSE	Financial Times Stock Exchange	OMX	Stockholm Nordic Exchange	WTI	West Texas Intermediate
GBP	British Pound	OTC	Over-the-Counter	ZAR	South African Rand

See Notes to Consolidated Financial Statements.

8	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/27	USD	36	$42,607
3.88%, 4/15/29		67	91,248
3.38%, 4/15/32		34	47,548
1.38%, 2/15/44		32	34,175
1.00%, 2/15/46		52	51,421
U.S. Treasury Inflation Indexed Notes:
1.38%, 7/15/18		102	103,710
0.13%, 4/15/20-7/15/22		300	301,511
0.38%, 7/15/23		100	101,081
0.25%, 1/15/25		67	66,355
2.38%, 1/15/25		104	118,824
Total U.S. Treasury Obligations — 2.8%			958,480
Total Long-Term Investments (Cost — $9,251,777) — 27.5%			9,551,086

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (a)(b)(c)	22,948,332	$22,948,332
Total Short-Term Securities (Cost — $ 22,948,332) — 65.9%		22,948,332
Total Investments (Cost — $ 32,200,109) — 93.4%		32,499,418
Other Assets Less Liabilities — 6.6%		2,299,360

Net Assets — 100.0%		$34,798,778

Notes to Consolidated Schedule of Investments

(a)	During the year ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	14,839,187	—		(14,839,187)[2]	—	—	$1,717	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	22,948,332	[3]	—	22,948,332	$22,948,332	87,401	$71	—
iShares TIPS Bond ETF	20,592	2,336		(22,928)	—	—	23,690	(23,221)	$(42,799)
Total						$22,948,332	$112,808	$(23,150)	$(42,799)

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

(b)	Current yield as of period end.

(c)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchanges Index	12	August 2017	$1,483	$10,196
CAC 40 10 Euro Index	20	August 2017	$1,205	(23,360)
Hang Seng China Enterprises Index	19	August 2017	$1,318	3,304
Hang Seng Index	9	August 2017	$1,569	22,040
IBEX 35 Index	6	August 2017	$746	(111)
Australian Government Bonds (10 Year)	49	September 2017	$5,055	(49,200)
DAX Index	2	September 2017	$717	(28,696)
FTSE 100 Index	36	September 2017	$3,472	(36,781)
FTSE/MIB Index	3	September 2017	$381	260
S&P 500 E-Mini Index	17	September 2017	$2,098	6,003
TOPIX Index	13	September 2017	$1,910	(3,660)

				(100,005)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	9

Consolidated Schedule of Investments (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
OMX Nordic Exchange	(5)	August 2017	$96	$586
SGX CNX Nifty Index	(27)	August 2017	$546	(5,005)
SGX MSCI Singapore Index	(11)	August 2017	$299	656
ASX SPI 200 Index	(7)	September 2017	$793	624
FTSE/JSE Top 40 Index	(40)	September 2017	$1,483	(91,650)
S&P/Toronto Stock Exchange 60 Index	(18)	September 2017	$2,568	(4,991)

				(99,780)
Total				$(199,785)

Forward Foreign Currency Exchange Contracts
Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	71,000	[1]	USD	54,270	BNP Paribas S.A.	9/20/17	$2,493
CAD	107,000	[1]	USD	85,838	JPMorgan Chase Bank N.A.	9/20/17	48
CAD	69,000	[1]	USD	52,179	Morgan Stanley & Co. International PLC	9/20/17	3,206
CHF	50,000	[1]	USD	51,762	Morgan Stanley & Co. International PLC	9/20/17	120
EUR	137,000	[1]	USD	156,303	BNP Paribas S.A.	9/20/17	6,337
EUR	58,000	[1]	USD	68,225	JPMorgan Chase Bank N.A.	9/20/17	629
EUR	98,000	[1]	USD	114,301	JPMorgan Chase Bank N.A.	9/20/17	2,040
EUR	100,000	[1]	USD	114,872	JPMorgan Chase Bank N.A.	9/20/17	3,844
EUR	89,000	[1]	USD	100,194	JPMorgan Chase Bank N.A.	9/20/17	5,462
EUR	142,000	[1]	USD	162,298	JPMorgan Chase Bank N.A.	9/20/17	6,277
EUR	216,000	[1]	USD	248,003	Morgan Stanley & Co. International PLC	9/20/17	8,422
GBP	66,000	[1]	USD	86,364	JPMorgan Chase Bank N.A.	9/20/17	872
GBP	51,000	[1]	USD	65,810	JPMorgan Chase Bank N.A.	9/20/17	1,599
GBP	96,000	[1]	USD	125,056	Morgan Stanley & Co. International PLC	9/20/17	1,831
JPY	8,509,000	[1]	USD	76,665	JPMorgan Chase Bank N.A.	9/20/17	702
SGD	150,000	[1]	USD	109,639	JPMorgan Chase Bank N.A.	9/20/17	1,131
TWD	2,134,000	[1]	USD	70,801	JPMorgan Chase Bank N.A.	9/20/17	34
TWD	2,522,000	[1]	USD	83,273	JPMorgan Chase Bank N.A.	9/20/17	441
USD	87,277	[1]	CHF	84,000	JPMorgan Chase Bank N.A.	9/20/17	115
USD	90,055	[1]	HKD	702,000	JPMorgan Chase Bank N.A.	9/20/17	49
USD	102,670	[1]	HKD	799,000	JPMorgan Chase Bank N.A.	9/20/17	227
USD	157,469	[1]	JPY	17,278,633	JPMorgan Chase Bank N.A.	9/20/17	365
USD	280,664	[1]	TWD	8,455,000	JPMorgan Chase Bank N.A.	9/20/17	14
USD	69,442	[1]	ZAR	900,000	JPMorgan Chase Bank N.A.	9/20/17	1,736
USD	118,376	[1]	ZAR	1,538,000	JPMorgan Chase Bank N.A.	9/20/17	2,673
ZAR	926,000	[1]	USD	69,208	JPMorgan Chase Bank N.A.	9/20/17	454

							51,121

HKD	600,000	[1]	USD	77,026	JPMorgan Chase Bank N.A.	9/20/17	(98)
HKD	420,000	[1]	USD	53,931	Morgan Stanley & Co. International PLC	9/20/17	(81)
USD	1,374,443	[1]	AUD	1,816,062	JPMorgan Chase Bank N.A.	9/20/17	(77,452)
USD	1,135,076	[1]	CAD	1,496,724	JPMorgan Chase Bank N.A.	9/20/17	(66,302)
USD	75,635	[1]	CAD	100,000	JPMorgan Chase Bank N.A.	9/20/17	(4,633)
USD	99,152	[1]	CAD	128,000	JPMorgan Chase Bank N.A.	9/20/17	(3,590)
USD	83,857	[1]	CAD	109,000	Morgan Stanley & Co. International PLC	9/20/17	(3,635)

See Notes to Consolidated Financial Statements.

10	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,542,325	[1]	EUR	4,029,702	JPMorgan Chase Bank N.A.	9/20/17	$(241,545)
USD	336,729	[1]	EUR	300,000	JPMorgan Chase Bank N.A.	9/20/17	(19,417)
USD	280,362	[1]	EUR	250,000	JPMorgan Chase Bank N.A.	9/20/17	(16,426)
USD	140,873	[1]	EUR	123,000	JPMorgan Chase Bank N.A.	9/20/17	(5,147)
USD	127,558	[1]	EUR	110,000	JPMorgan Chase Bank N.A.	9/20/17	(3,028)
USD	118,712	[1]	EUR	101,000	JPMorgan Chase Bank N.A.	9/20/17	(1,191)
USD	106,725	[1]	EUR	93,000	Morgan Stanley & Co. International PLC	9/20/17	(3,680)
USD	1,508,273	[1]	GBP	1,179,006	JPMorgan Chase Bank N.A.	9/20/17	(50,072)
USD	98,761	[1]	GBP	76,000	JPMorgan Chase Bank N.A.	9/20/17	(1,691)
USD	84,252	[1]	GBP	65,000	JPMorgan Chase Bank N.A.	9/20/17	(1,661)
USD	65,316	[1]	JPY	7,379,000	JPMorgan Chase Bank N.A.	9/20/17	(1,777)
USD	60,521	[1]	KRW	67,944,000	JPMorgan Chase Bank N.A.	9/20/17	(223)
USD	34,192	[1]	NOK	287,000	JPMorgan Chase Bank N.A.	9/20/17	(2,350)
USD	44,464	[1]	SEK	383,468	JPMorgan Chase Bank N.A.	9/20/17	(3,173)
USD	162,622	[1]	SGD	224,000	JPMorgan Chase Bank N.A.	9/20/17	(2,796)
USD	73,642	[1]	TWD	2,246,000	Morgan Stanley & Co. International PLC	9/20/17	(910)

							(510,878)
Net Unrealized Depreciation							$(459,757)

[1]	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

OTC Total Return Swaps
Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cocoa Futures September 2017[1]	USD 20,530[2]	Merrill Lynch International	8/04/17	USD	1	$70	—	$70
Cocoa Futures September 2017[1]	USD 282,150[2]	Merrill Lynch International	8/04/17	USD	15	26,850	—	26,850
Coffee ’C’ Futures September 2017[1]	USD 139,275[3]	Merrill Lynch International	8/11/17	USD	3	(17,381)	—	(17,381)
Coffee ’C’ Futures September 2017[1]	USD 143,944[3]	Merrill Lynch International	8/11/17	USD	3	(12,487)	—	(12,487)
Coffee ’C’ Futures September 2017[1]	USD 194,850[3]	Merrill Lynch International	8/11/17	USD	4	(14,025)	—	(14,025)
BOVESPA Index Futures August 2017	BRL 1,567,158[3]	Merrill Lynch International	8/16/17	BRL	25	(28,250)	—	(28,250)
BOVESPA Index Futures August 2017	BRL 438,541[3]	Merrill Lynch International	8/16/17	BRL	7	(7,994)	—	(7,994)
TAIEX Futures August 2017	TWD 8,311,677[2]	Merrill Lynch International	8/16/17	TWD	4	(917)	—	(917)
TAIEX Futures August 2017	TWD 8,319,534[2]	Merrill Lynch International	8/16/17	TWD	4	(1,177)	—	(1,177)
TAIEX Futures August 2017	TWD 90,775,240[2]	Merrill Lynch International	8/16/17	TWD	44	11,550	—	11,550
WTI Crude Oil Futures September 2017[1]	USD 967,680[3]	Merrill Lynch International	8/17/17	USD	21	(85,890)	—	(85,890)
Natural Gas Futures September 2017[1]	USD 795,690[3]	Merrill Lynch International	8/24/17	USD	27	41,310	—	41,310
Brent Crude Oil Futures October 2017[1]	USD 97,340[2]	Merrill Lynch International	8/25/17	USD	2	8,100	—	8,100
Canadian (10 Year) Bond Futures September 2017	CAD 1,434,041[3]	Merrill Lynch International	8/25/17	CAD	10	49,040	—	49,040

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	11

Consolidated Schedule of Investments (continued)

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Canadian (10 Year) Bond Futures September 2017	CAD 2,761,150[3]	Merrill Lynch International	8/25/17	CAD	19	$122,431	—	$122,431
Long Gilt Futures September 2017	GBP 1,026,737[2]	Merrill Lynch International	8/25/17	GBP	8	(24,510)	—	(24,510)
Heating Oil Futures September 2017[1]	USD 943,551[2]	Merrill Lynch International	8/28/17	USD	15	106,911	—	106,911
Long Gilt Futures September 2017	GBP 510,768[2]	Merrill Lynch International	8/28/17	GBP	4	(8,824)	—	(8,824)
Silver Futures September 2017[1]	USD 168,350[2]	Merrill Lynch International	8/28/17	USD	2	(490)	—	(490)
Silver Futures September 2017[1]	USD 329,840[2]	Merrill Lynch International	8/28/17	USD	4	5,880	—	5,880
Silver Futures September 2017[1]	USD 79,925[2]	Merrill Lynch International	8/28/17	USD	1	4,005	—	4,005
ISE 30 Futures August 2017	TRY 172,707[2]	JPMorgan Chase Bank N.A.	8/29/17	TRY	13	277	—	277
ISE 30 Futures August 2017	TRY 885,040[2]	JPMorgan Chase Bank N.A.	8/29/17	TRY	66	(932)	—	(932)
Kuala Lumpur Composite Index Futures August 2017	MYR 3,179,789[3]	Citibank N.A.	8/30/17	MYR	36	1,072	—	1,072
Kuala Lumpur Composite Index Futures August 2017	MYR 530,758[3]	Citibank N.A.	8/30/17	MYR	6	364	—	364
Kuala Lumpur Composite Index Futures August 2017	MYR 617,912[3]	Citibank N.A.	8/30/17	MYR	7	120	—	120
Long Gilt Futures September 2017	GBP 382,460[2]	Merrill Lynch International	8/30/17	GBP	3	(5,805)	—	(5,805)
U.S. Treasury (10 Year) Notes Futures September 2017[1]	USD 502,624[3]	Merrill Lynch International	8/31/17		4	1,098	—	1,098
Euro-Bund Futures September 2017	EUR 12,008,602[2]	Merrill Lynch International	9/05/17	EUR	73	(220,485)	—	(220,485)
Euro-Bund Futures September 2017	EUR 161,050[2]	Merrill Lynch International	9/05/17	EUR	1	1,065	—	1,065
Gas Oil Futures September 2017[1]	USD 1,650,200[2]	Merrill Lynch International	9/05/17	USD	37	153,550	—	153,550
KOSPI 200 Index September 2017	KRW 155,531,100[2]	Merrill Lynch International	9/14/17	KRW	2	1,715	—	1,715
KOSPI 200 Index September 2017	KRW 306,573,800[2]	Merrill Lynch International	9/14/17	KRW	4	7,440	—	7,440
KOSPI 200 Index September 2017	KRW 319,999,000[2]	Merrill Lynch International	9/14/17	KRW	4	(4,557)	—	(4,557)
Sugar No. 11 Futures October 2017[1]	USD 188,989[2]	Merrill Lynch International	9/15/17	USD	13	28,101	—	28,101
Sugar No. 11 Futures October 2017[1]	USD 32,749[2]	Merrill Lynch International	9/15/17	USD	2	650	—	650
Swiss Market Index Futures September 2017	CHF 1,332,800[2]	JPMorgan Chase Bank N.A.	9/15/17	CHF	15	23,217	—	23,217
LME Aluminum Futures September 2017[1]	USD 48,313[2]	JPMorgan Chase Bank N.A.	9/18/17	USD	1	(600)	—	(600)
LME Nickel Futures September 2017[1]	USD 106,536[2]	JPMorgan Chase Bank N.A.	9/18/17	USD	2	15,774	—	15,774
LME Nickel Futures September 2017[1]	USD 269,550[2]	JPMorgan Chase Bank N.A.	9/18/17	USD	5	36,225	—	36,225

See Notes to Financial Statements.

12	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

Reference Entity	Fixed Amount	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
LME Zinc Futures September 2017[1]	USD 141,725[2]	JPMorgan Chase Bank N.A.	9/18/17	USD	2	$(2,237)	—	$(2,237)
SET50 Futures September 2017	THB 9,162,099[2]	Credit Suisse International	9/28/17	THB	46	282	—	282
Soybean Futures November 2017[1]	USD 151,838[2]	Merrill Lynch International	10/27/17	USD	3	(750)	—	(750)
Soybean Futures November 2017[1]	USD 299,475[2]	Merrill Lynch International	10/27/17	USD	6	2,700	—	2,700
Cotton No. 2 Futures December 2017[1]	USD 200,100[2]	Merrill Lynch International	11/10/17	USD	6	6,480	—	6,480
Cotton No. 2 Futures December 2017[1]	USD 470,600[2]	Merrill Lynch International	11/10/17	USD	13	(23,010)	—	(23,010)
Corn Futures December 2017[1]	USD 235,200[2]	Merrill Lynch International	11/24/17	USD	12	(4,350)	—	(4,350)
Corn Futures December 2017[1]	USD 269,150[2]	Merrill Lynch International	11/24/17	USD	14	175	—	175
Soybean Meal Futures December 2017[1]	USD 260,480[3]	Merrill Lynch International	11/24/17	USD	8	160	—	160
Soybean Meal Futures December 2017[1]	USD 356,510[3]	Merrill Lynch International	11/24/17	USD	11	(1,430)	—	(1,430)
Soybean Meal Futures December 2017[1]	USD 520,370[3]	Merrill Lynch International	11/24/17	USD	17	(32,810)	—	(32,810)
Soybean Oil Futures December 2017[1]	USD 58,986[2]	Merrill Lynch International	11/24/17	USD	3	4,248	—	4,248
Soybean Oil Futures December 2017[1]	USD 628,680[2]	Merrill Lynch International	11/24/17	USD	31	24,738	—	24,738
Wheat Futures December 2017[1]	USD 164,475[2]	Merrill Lynch International	11/24/17	USD	6	(14,550)	—	(14,550)
Wheat Futures December 2017[1]	USD 215,888[2]	Merrill Lynch International	11/24/17	USD	9	9,000	—	9,000
Gold 100 Oz. Futures December 2017[1]	USD 248,900[3]	Merrill Lynch International	11/27/17	USD	2	(5,780)	—	(5,780)
Total						$175,357	—	$175,357

[1]	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

[2]	The Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

[3]	The Fund pays the total return of the reference entity and receives the fixed amount. Net payment made at termination.

OTC Total Return Swaps[1]

Reference Entity	Counterparty	Expiration Dates	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short	Bank of America N.A.	1/25/18-8/15/18	$894,755	$(124,343)[2]		$796,894
	Citibank N.A.	2/09/18-2/14/18	$1,036,808	9,355	[3]	1,044,667
	Credit Suisse International	2/05/18-8/16/18	$989,574	29,606	[4]	1,007,341
	JPMorgan Chase Bank N.A.	2/14/18-7/27/18	$868,661	10,501	[5]	869,300
				$(74,881)		$3,718,202

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-900 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Overnight Index Average
Garban Intercapital Federal Funds Rate Open
Hong Kong Dollar HIBOR Fixings:
HKD 1 Week
HKD 1 Month
Intercontinental Exchange LIBOR:
EUR 1 Week

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	13

Consolidated Schedule of Investments (continued)

EUR 1 Month
GBP 1 Week
GBP 1 Month
JPY 1 Week
JPY 1 Month
USD Spot Next
Overnight Bank Funding Rate
Sterling Overnight Index Average

[2]	Amount includes $(26,482) of net dividends and financing fees.

[3]	Amount includes $1,496 of net dividends and financing fees.

[4]	Amount includes $11,839 of net dividends and financing fees.

[5]	Amount includes $9,862 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of period end, expiration dates 1/25/18-8/15/18:

	Shares	Value
Reference Entity — Long
Aareal Bank AG	419	$17,476
ABB Ltd., Registered Shares	108	2,530
Acacia Mining PLC	7,186	16,531
Adecco Group AG, Registered Shares	644	49,133
Adobe Systems, Inc.	43	6,299
Advanced Energy Industries, Inc.	540	39,177
Aegon NV	455	2,550
Aena SA	41	8,013
Aeon Co. Ltd.	300	4,520
AerCap Holdings NV	434	21,309
Aflac, Inc.	57	4,546
AGCO Corp.	74	5,338
Ageas	30	1,351
Agile Group Holdings Ltd.	8,000	9,511
Agilent Technologies, Inc.	126	7,534
Agricultural Bank of China Ltd., H Shares	58,000	27,054
Air France-KLM	3,449	46,699
Alexander’s, Inc.	5	2,175
Alfa Laval AB	285	6,365
Alliant Energy Corp.	51	2,067
Allianz SE, Registered Shares	23	4,903
Allison Transmission Holdings, Inc.	1,107	41,845
Allreal Holding AG, Registered Shares	3	545
Alphabet, Inc., Class C	7	6,513
Altran Technologies SA	143	2,514
Amadeus IT Group SA	1,030	63,400
AMC Networks, Inc., Class A	61	3,901
American Airlines Group, Inc.	101	5,094
American Express Co.	31	2,642
Ameriprise Financial, Inc.	106	15,357
AmerisourceBergen Corp.	328	30,773
Amgen, Inc.	552	96,330
Amkor Technology, Inc.	1,894	19,641
Amplifon SpA	1,104	15,824
Anadarko Petroleum Corp.	79	3,608
ANDRITZ AG	29	1,775
Anglo American PLC	1,938	32,058
Aoyama Trading Co. Ltd.	200	6,971
AP Moller — Maersk A/S, Class B	6	13,097
Apartment Investment & Management Co., Class A	15	683
Applied Industrial Technologies, Inc.	112	6,328
Applied Materials, Inc.	1,261	55,875
AptarGroup, Inc.	65	5,260
Asahi Glass Co. Ltd.	400	16,836
Ascendas Real Estate Investment Trust	3,600	7,167
ASM International NV	237	14,262
ASM Pacific Technology Ltd.	500	6,462
Aspen Technology, Inc.	57	3,242

	Shares	Value
Reference Entity — Long
Assicurazioni Generali SpA	1,238	$22,455
Astellas Pharma, Inc.	400	5,094
AT&T, Inc.	725	28,275
Atlas Copco AB, A Shares	236	8,536
Atos SE	76	11,555
AU Optronics Corp.	8,000	3,239
Autobacs Seven Co. Ltd.	600	9,997
Avery Dennison Corp.	186	17,285
AVX Corp.	450	8,041
Axalta Coating Systems Ltd.	110	3,465
Azimut Holding SpA	184	4,123
BAE Systems PLC	5,840	46,334
Banca Generali SpA	168	5,960
Bandai Namco Holdings, Inc.	1,200	41,716
Bank of Communications Co. Ltd., H Shares	3,000	2,219
Bank of Hawaii Corp.	39	3,263
Bank of New York Mellon Corp.	142	7,530
Barnes Group, Inc.	21	1,264
BASF SE	17	1,618
Bayer AG, Registered Shares	38	4,813
Befimmo SA	368	22,840
Beiersdorf AG	79	8,669
Big Lots, Inc.	959	47,634
Bioverativ, Inc.	28	1,735
BNP Paribas SA	126	9,764
Bodycote PLC	318	3,818
Boliden AB	2,030	63,730
Boston Properties, Inc.	92	11,124
Bouygues SA	136	5,831
Brandywine Realty Trust	835	14,036
Brinker International, Inc.	88	3,121
Bristol-Myers Squibb Co.	103	5,861
Brother Industries Ltd.	700	17,860
Brunswick Corp.	259	14,662
Buzzi Unicem SpA	91	2,305
C.R. Bard, Inc.	105	33,663
Cable One, Inc.	2	1,520
Cabot Corp.	104	5,650
Cabot Oil & Gas Corp.	223	5,546
Cadence Design Systems, Inc.	175	6,457
Camden Property Trust	33	2,960
Campbell Soup Co.	48	2,536
Canon, Inc.	100	3,479
Carnival Corp.	198	13,222
Castellum AB	1,123	17,455
Catcher Technology Co. Ltd.	1,000	11,493
CBRE Group, Inc., Class A	161	6,116
CBS Corp., Class B, Non-Voting Shares	691	45,489
Celanese Corp., Series A	6	577
Celgene Corp.	36	4,875
CenterPoint Energy, Inc.	54	1,522
Central Japan Railway Co.	200	32,185
Centrica PLC	1,610	4,218

See Notes to Consolidated Financial Statements.

14	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Chang Hwa Commercial Bank Ltd.	25,000	$14,656
Chemed Corp.	52	10,270
Chemours Co.	87	4,142
Cheng Shin Rubber Industry Co. Ltd.	26,000	52,590
China CITIC Bank Corp. Ltd., H Shares	19,000	12,316
China Everbright Bank Co. Ltd., H Shares	28,000	13,576
China Railway Construction Corp. Ltd., H Shares	11,500	15,178
China Resources Power Holdings Co. Ltd.	12,000	22,850
China Shenhua Energy Co. Ltd., H Shares	1,500	3,731
China Unicom Hong Kong Ltd.	2,000	2,899
Chugoku Bank Ltd.	600	8,697
Cia de Distribucion Integral Logista Holdings SA	1,336	34,557
Cie de Saint-Gobain	150	8,323
Cie Plastic Omnium SA	182	7,004
Cimarex Energy Co.	137	13,567
Cinemark Holdings, Inc.	255	9,919
Cirrus Logic, Inc.	63	3,871
Cisco Systems, Inc.	974	30,632
Citizen Watch Co. Ltd.	5,200	38,663
Citizens Financial Group, Inc.	491	17,224
CJ Corp.	74	12,827
CK Hutchison Holdings Ltd.	2,500	32,898
Close Brothers Group PLC	322	6,547
CLP Holdings Ltd.	11,500	122,534
CME Group, Inc.	26	3,188
CNP Assurances	48	1,159
Coach, Inc.	201	9,475
Coca-Cola HBC AG	1,632	49,340
Cofinimmo SA	324	41,149
Coloplast A/S, Class B	358	30,755
Columbia Property Trust, Inc.	218	4,741
Comerica, Inc.	69	4,989
ComfortDelGro Corp. Ltd.	27,900	47,536
Commerce Bancshares, Inc.	156	9,054
Commercial Metals Co.	1,042	19,381
CommVault Systems, Inc.	34	2,025
Conagra Brands, Inc.	101	3,458
ConocoPhillips	651	29,536
Cooper Tire & Rubber Co.	652	23,831
CoreSite Realty Corp.	53	5,755
Covestro AG	266	20,628
Cracker Barrel Old Country Store, Inc.	203	31,556
Crown Holdings, Inc.	113	6,720
CVR Energy, Inc.	143	2,704
Dai Nippon Printing Co. Ltd.	4,000	44,121
Daicel Corp.	500	6,499
Daiichikosho Co. Ltd.	800	38,530
Daishi Bank Ltd.	2,000	9,166
Dana, Inc.	1,095	25,973
Darden Restaurants, Inc.	295	24,745
Dave & Buster’s Entertainment, Inc.	235	14,596
De’ Longhi SpA	49	1,612
Dean Foods Co.	711	10,665
Deere & Co.	6	770
Delta Air Lines, Inc.	250	12,340
Denso Corp.	300	14,408
Deutsche EuroShop AG	579	24,112
Deutsche Lufthansa AG, Registered Shares	4,115	88,369
Deutsche Post AG, Registered Shares	2,024	78,516
Devon Energy Corp.	403	13,424
Dick’s Sporting Goods, Inc.	408	15,235
D’ieteren SA/NV	778	36,854
Distribuidora Internacional de Alimentacion SA	6,830	46,003
Dolby Laboratories, Inc., Class A	12	621
Domino’s Pizza, Inc.	17	3,170
Domtar Corp.	384	14,999

	Shares	Value
Reference Entity — Long
Douglas Emmett, Inc.	237	$9,068
DS Smith PLC	946	6,026
DST Systems, Inc.	36	1,976
Duerr AG	123	14,986
DuPont Fabros Technology, Inc.	56	3,490
Eaton Vance Corp.	223	10,947
eBay, Inc.	598	21,367
Ebro Foods SA	187	4,476
Eiffage SA	288	27,897
E-MART, Inc.	16	3,632
EMCOR Group, Inc.	298	20,115
Emerson Electric Co.	165	9,836
Energizer Holdings, Inc.	120	5,528
Engie SA	350	5,637
EnLink Midstream LLC	99	1,737
EOG Resources, Inc.	275	26,163
Equity Commonwealth	846	26,717
Equity LifeStyle Properties, Inc.	75	6,548
Equity Residential	26	1,770
Estee Lauder Cos., Inc., Class A	72	7,127
Euronet Worldwide, Inc.	168	16,230
Euronext NV	231	13,499
Exxon Mobil Corp.	764	61,151
FactSet Research Systems, Inc.	83	13,879
Fair Isaac Corp.	94	13,400
Far Eastern New Century Corp.	97,000	79,833
Faurecia	122	6,774
Federal Realty Investment Trust	4	531
Ferguson PLC	124	7,404
Ferrari NV	26	2,736
Fiat Chrysler Automobiles NV	419	5,052
First Data Corp., Class A	1,560	29,110
FirstEnergy Corp.	150	4,787
Firstgroup PLC	1,610	2,455
Flex Ltd.	1,184	18,932
Fonciere Des Regions	94	9,073
Forbo Holding AG, Registered Shares	3	4,555
Fortive Corp.	281	18,192
Freeport-McMoRan, Inc.	582	8,509
FUCHS PETROLUB SE, Preference Shares	82	4,868
Fuji Electric Co. Ltd.	2,000	11,012
FUJIFILM Holdings Corp.	100	3,676
Fujikura Ltd.	6,600	55,567
Fujitsu Ltd.	2,000	14,893
G4S PLC	210	912
GameStop Corp., Class A	896	19,434
Garmin Ltd.	10	502
Gartner, Inc.	162	20,788
GEDI Gruppo Editoriale SpA	22	20
Geely Automobile Holdings Ltd.	15,000	34,637
Genting Singapore PLC	3,900	3,351
GN Store Nord A/S	271	8,243
GoDaddy, Inc., Class A	671	28,840
Graham Holdings Co., Class B	11	6,516
Graphic Packaging Holding Co.	1,251	16,501
Groupe Bruxelles Lambert SA	51	5,231
Grupo Catalana Occidente SA	246	10,944
GS Holdings Corp.	56	3,775
GS Yuasa Corp.	2,000	9,440
GungHo Online Entertainment, Inc.	14,600	39,447
Hachijuni Bank Ltd.	200	1,270
Haemonetics Corp.	88	3,619
Halliburton Co.	176	7,469
Hammerson PLC	1,676	12,702
Hancock Holding Co.	118	5,428
Hankyu Hanshin Holdings, Inc.	400	14,277

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	15

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Hanwha Chemical Corp.	236	$7,113
Hanwha Life Insurance Co. Ltd.	811	5,472
Havas SA	460	5,038
HealthSouth Corp.	466	19,833
Heartland Express, Inc.	364	7,691
Henry Schein, Inc.	27	4,920
Hess Corp.	110	4,899
Highwoods Properties, Inc.	327	16,847
Hikari Tsushin, Inc.	200	21,840
Hill-Rom Holdings, Inc.	15	1,118
Hisamitsu Pharmaceutical Co., Inc.	200	9,376
Hitachi Ltd.	3,000	20,639
HK Electric Investments & HK Electric Investments Ltd.	20,000	18,968
Hologic, Inc.	146	6,455
Home Depot, Inc.	300	44,880
Hon Hai Precision Industry Co. Ltd.	13,000	50,558
Hong Kong & China Gas Co. Ltd.	5,000	9,450
Host Hotels & Resorts, Inc.	176	3,284
Howard Hughes Corp.	8	1,006
HP, Inc.	244	4,660
Hua Nan Financial Holdings Co. Ltd.	84,000	49,096
Hudson Pacific Properties, Inc.	45	1,472
Hufvudstaden AB, A Shares	775	13,490
Humana, Inc.	40	9,248
Huntington Ingalls Industries, Inc.	102	21,023
Huntsman Corp.	929	24,730
Hutchison Port Holdings Trust	59,200	28,120
Hyundai Department Store Co. Ltd.	219	21,727
Ibiden Co. Ltd.	700	12,148
IDEXX Laboratories, Inc.	25	4,162
IHI Corp.	1,000	3,296
INC Research Holdings, Inc., Class A	227	12,485
Inchcape PLC	5,956	63,136
Indivior PLC	3,793	19,201
ING Groep NV	1,326	24,775
Ingredion, Inc.	13	1,603
Intermediate Capital Group PLC	424	5,070
Interpublic Group of Cos., Inc.	1,067	23,058
Investor AB, B Shares	57	2,703
Investors Bancorp, Inc.	579	7,689
Ionis Pharmaceuticals, Inc.	32	1,677
Ipsen SA	315	40,318
Iren SpA	8,734	22,229
ISS A/S	285	11,684
ITV PLC	4,135	9,456
Izumi Co. Ltd.	300	15,651
J Sainsbury PLC	718	2,320
j2 Global, Inc.	38	3,216
Jabil, Inc.	673	20,527
Jack Henry & Associates, Inc.	13	1,395
JD Sports Fashion PLC	373	1,763
Jeronimo Martins SGPS SA	377	7,415
JFE Holdings, Inc.	100	1,929
JM AB	67	2,352
Johnson & Johnson	17	2,256
JTEKT Corp.	300	4,270
Kagome Co. Ltd.	1,100	33,415
Kajima Corp.	3,000	26,159
Kakaku.com, Inc., Registered Shares	2,100	29,670
Kaken Pharmaceutical Co. Ltd.	200	10,645
Kellogg Co.	235	15,980
Kemira Oyj	1,026	12,932
Kennametal, Inc.	339	12,509
Kia Motors Corp.	1,420	46,401
Kimberly-Clark Corp.	9	1,108

	Shares	Value
Reference Entity — Long
Konami Holdings Corp.	900	$46,939
Konica Minolta, Inc.	100	828
Koninklijke Philips NV	1,269	48,496
Korea Investment Holdings Co. Ltd.	23	1,463
KT&G Corp.	120	12,223
Kuraray Co. Ltd.	2,200	42,771
Kurita Water Industries Ltd.	1,400	39,831
KYORIN Holdings, Inc.	1,300	27,751
Lam Research Corp.	35	5,581
Lamb Weston Holdings, Inc.	270	11,875
Land Securities Group PLC	208	2,805
Landstar System, Inc.	298	24,779
LANXESS AG	54	4,164
Legal & General Group PLC	1,855	6,568
Leggett & Platt, Inc.	518	24,957
Lennox International, Inc.	216	36,936
Lenovo Group Ltd.	20,000	12,371
Lenzing AG	25	4,469
Leroy Seafood Group ASA	440	2,554
LG Display Co. Ltd.	1,591	44,894
LG Electronics, Inc.	177	10,610
LG Uplus Corp.	6,380	94,847
Liberty Property Trust	447	18,783
LifePoint Health, Inc.	35	2,079
Lincoln National Corp.	112	8,183
Lotte Chemical Corp.	70	23,046
Louisiana-Pacific Corp.	35	879
LPL Financial Holdings, Inc.	64	2,929
LyondellBasell Industries NV, Class A	624	56,216
Macy’s, Inc.	634	15,057
Magellan Health, Inc.	15	1,118
Man Strategic Holdings PLC	11,316	23,890
Manhattan Associates, Inc.	313	13,835
ManpowerGroup, Inc.	5	536
Mapletree Industrial Trust	17,100	23,403
Marathon Oil Corp.	84	1,027
Marathon Petroleum Corp.	37	2,072
Marks & Spencer Group PLC	6,295	26,754
Marubeni Corp.	9,500	62,952
Marui Group Co. Ltd.	400	5,440
Maruichi Steel Tube Ltd.	100	3,086
Matsui Securities Co. Ltd.	1,700	13,914
Matsumotokiyoshi Holdings Co. Ltd.	600	36,999
McDonald’s Corp.	143	22,185
McKesson Corp.	24	3,885
Merck & Co., Inc.	52	3,322
Metropole Television SA	1,726	41,761
Mettler-Toledo International, Inc.	9	5,158
MFA Financial, Inc.	2,636	22,380
Micron Technology, Inc.	42	1,181
Minerals Technologies, Inc.	56	3,965
Miraca Holdings, Inc.	100	4,563
Mitchells & Butlers PLC	5,575	17,786
Mitsubishi Gas Chemical Co., Inc.	100	2,307
Mitsubishi Materials Corp.	400	13,438
Mitsubishi Tanabe Pharma Corp.	200	4,761
Mixi, Inc.	400	21,984
Molina Healthcare, Inc.	406	27,121
Moncler SpA	478	12,836
MSCI, Inc.	125	13,619
MTU Aero Engines AG	45	6,595
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	300	64,440
Murphy Oil Corp.	638	16,958
National Beverage Corp.	156	15,931
National Express Group PLC	210	1,009

See Notes to Consolidated Financial Statements.

16	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
National Fuel Gas Co.	161	$9,533
National Health Investors, Inc.	36	2,781
Navient Corp.	106	1,564
NCC AB, B Shares	196	5,100
NCR Corp.	272	10,295
NEC Corp.	3,000	8,155
NewMarket Corp.	2	920
Newmont Mining Corp.	351	13,047
NGK Insulators Ltd.	100	2,011
Nine Dragons Paper Holdings Ltd.	14,000	20,830
Nippon Paper Industries Co. Ltd.	1,900	37,880
Nippon Telegraph & Telephone Corp.	400	19,575
NiSource, Inc.	626	16,314
Nissan Motor Co. Ltd.	700	6,950
Nisshinbo Holdings, Inc.	600	6,076
Noble Energy, Inc.	318	9,193
Nordson Corp.	34	4,318
Nordstrom, Inc.	512	24,868
Novo Nordisk A/S, Class B	212	9,016
NOW, Inc.	668	10,641
NTN Corp.	1,000	4,654
NTT DOCOMO, Inc.	200	4,644
NVR, Inc.	1	2,610
Obayashi Corp.	2,800	33,714
OMV AG	1,383	78,343
ON Semiconductor Corp.	41	613
ONEOK, Inc.	71	4,016
O’Reilly Automotive, Inc.	18	3,677
Orion Oyj, Class B	201	10,159
ORIX Corp.	1,500	23,803
Oshkosh Corp.	124	8,539
Otsuka Corp.	800	52,406
Owens & Minor, Inc.	51	1,644
Owens-Illinois, Inc.	891	21,295
Packaging Corp. of America	174	19,050
Pagegroup PLC	700	4,525
Panalpina Welttransport Holding AG, Registered Shares	162	20,510
Paramount Group, Inc.	794	12,998
Parker-Hannifin Corp.	40	6,639
Partners Group Holding AG	14	9,088
Pegatron Corp.	2,000	6,523
PepsiCo, Inc.	337	39,298
PerkinElmer, Inc.	26	1,712
Persimmon PLC	812	26,829
Petrofac Ltd.	5,475	32,351
Peugeot SA	983	21,145
Philip Morris International, Inc.	42	4,902
Pinnacle West Capital Corp.	369	32,003
Pitney Bowes, Inc.	92	1,448
PNM Resources, Inc.	438	17,454
Pola Orbis Holdings, Inc.	300	8,323
Popular, Inc.	301	12,684
PostNL NV	274	1,297
Potlatch Corp.	264	12,632
Pou Chen Corp.	4,000	5,403
PRA Health Sciences, Inc.	189	14,062
President Chain Store Corp.	5,000	42,369
ProSiebenSat.1 Media SE	207	8,270
Prudential PLC	1,003	24,474
Prysmian SpA	1,606	51,369
PS Business Parks, Inc.	17	2,286
Publicis Groupe SA	32	2,420
PVH Corp.	61	7,277
QinetiQ Group PLC	23,174	73,709
Quest Diagnostics, Inc.	122	13,214

	Shares	Value
Reference Entity — Long
Randstad Holding NV	18	$1,085
Raymond James Financial, Inc.	296	24,624
Raytheon Co.	26	4,466
Regal Entertainment Group, Class A	117	2,225
Ricoh Co. Ltd.	100	940
Rightmove PLC	564	31,287
Rockwell Automation, Inc.	212	34,986
Rohm Co. Ltd.	200	15,458
Rohto Pharmaceutical Co. Ltd.	100	2,020
Ross Stores, Inc.	64	3,540
Rowan Cos. PLC, Class A	1,226	14,307
RPC, Inc.	98	2,030
RTL Group SA	95	7,391
RWE AG	327	6,890
Saga PLC	1,314	3,618
Sampo Oyj, A Shares	91	4,977
Samsung Electronics Co. Ltd.	43	92,471
Sandvik AB	82	1,292
Sanmina Corp.	29	1,040
Sapporo Holdings Ltd.	100	2,724
SCANA Corp.	95	6,115
Schaeffler AG, Preference Shares	2,107	29,376
Schlumberger Ltd.	8	549
Schroders PLC	129	5,862
SCOR SE	567	23,914
Seagate Technology PLC	208	6,856
Secom Co. Ltd.	200	15,006
Sega Sammy Holdings, Inc.	700	9,445
Seino Holdings Co. Ltd.	2,000	26,930
Seven & i Holdings Co. Ltd.	100	4,030
Shanghai Industrial Holdings Ltd.	35,000	101,144
Sherwin-Williams Co.	97	32,715
Shimamura Co. Ltd.	200	24,869
Shimizu Corp.	5,000	52,830
Shionogi & Co. Ltd.	800	42,712
Shizuoka Bank Ltd.	2,000	17,844
Showa Denko KK	600	15,618
Siemens AG, Registered Shares	185	25,105
Simon Property Group, Inc.	43	6,816
Singapore Technologies Engineering Ltd.	38,600	107,332
Six Flags Entertainment Corp.	32	1,820
SJM Holdings Ltd.	61,000	60,984
SK Holdings Co. Ltd.	92	22,314
SK Hynix, Inc.	336	19,754
SK Telecom Co. Ltd.	74	18,297
Skanska AB, B Shares	487	11,066
Skylark Co. Ltd.	3,300	49,807
SLM Corp.	439	4,864
Smiths Group PLC	419	8,487
Solvay SA	58	8,316
Sonae SGPS SA	1,795	2,063
Southwest Gas Holdings, Inc.	308	24,671
Spectris PLC	203	6,589
Spirit AeroSystems Holdings, Inc., Class A	834	50,399
Square Enix Holdings Co. Ltd.	300	9,816
Stanley Black & Decker, Inc.	10	1,407
Statoil ASA	728	13,682
Steel Dynamics, Inc.	524	18,555
Storebrand ASA	192	1,601
Straumann Holding AG, Registered Shares	7	3,953
Subsea 7 SA	657	9,735
Sumitomo Chemical Co. Ltd.	4,000	23,376
Sumitomo Corp.	7,000	94,618
Sundrug Co. Ltd.	200	7,450
Suntec Real Estate Investment Trust	28,700	40,235

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	17

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
SVB Financial Group	15	$2,677
Swedish Match AB	2,830	99,541
Swisscom AG, Registered Shares	92	44,966
T. Rowe Price Group, Inc.	275	22,748
Tableau Software, Inc., Class A	32	2,062
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	28,276
Target Corp.	320	18,134
Taylor Wimpey PLC	469	1,178
TDC A/S	227	1,401
Tech Data Corp.	143	14,643
Tecnicas Reunidas SA	580	20,567
Teijin Ltd.	2,700	54,133
Teleflex, Inc.	85	17,614
Tenneco, Inc.	16	885
Teradyne, Inc.	168	5,811
Tesco PLC	1,097	2,521
Tetra Tech, Inc.	351	16,655
TGS NOPEC Geophysical Co. ASA	256	5,410
Thomas Cook Group PLC	13,097	18,975
Thor Industries, Inc.	21	2,212
Tieto Oyj	1,243	39,433
Time, Inc.	66	927
TJX Cos., Inc.	448	31,499
Topdanmark A/S	207	7,073
Toro Co.	745	52,962
TOTAL SA	168	8,543
TOTO Ltd.	200	8,048
Toyo Suisan Kaisha Ltd.	1,000	36,330
Toyo Tire & Rubber Co. Ltd.	200	4,105
Toyota Boshoku Corp.	400	8,354
Toyota Tsusho Corp.	1,100	35,363
Transocean Ltd.	2,041	17,655
Travis Perkins PLC	296	5,928
Ube Industries Ltd.	9,000	24,380
Unibail-Rodamco SE	43	10,754
Uni-President Enterprises Corp.	2,000	3,828
United Continental Holdings, Inc.	108	7,309
United States Cellular Corp.	17	644
United Therapeutics Corp.	229	29,404
Univar, Inc.	336	10,429
UPM-Kymmene Oyj	110	2,995
USS Co. Ltd.	100	2,020
Valero Energy Corp.	207	14,277
Vantiv, Inc., Class A	385	24,467
Varian Medical Systems, Inc.	104	10,100
Vedanta Resources PLC	565	5,738
Veolia Environnement SA	195	4,395
VeriSign, Inc.	10	1,012
Viavi Solutions, Inc.	93	1,020
Vinci SA	62	5,552
Vishay Intertechnology, Inc.	2,606	46,517
VMware, Inc., Class A	10	927
Volkswagen AG, Preference Shares	7	1,077
Volvo AB, B Shares	529	8,985
Vontobel Holding AG, Registered Shares	516	34,327
Walgreens Boots Alliance, Inc.	40	3,227
Washington Real Estate Investment Trust	344	11,500
Wendy’s Co.	890	13,742
Wereldhave NV	216	10,457
Western Alliance Bancorp	66	3,325
WH Smith PLC	5	116
Wharf Holdings Ltd.	1,000	8,500
Wheelock & Co. Ltd.	1,000	7,535
World Fuel Services Corp.	83	2,684
Worthington Industries, Inc.	233	11,806
WW Grainger, Inc.	20	3,335

	Shares	Value
Reference Entity — Long
Wyndham Worldwide Corp.	226	$23,588
Xerox Corp.	606	18,586
Xilinx, Inc.	50	3,163
Yamazaki Baking Co. Ltd.	1,500	30,091
Yangzijiang Shipbuilding Holdings Ltd.	95,900	100,067
Yanlord Land Group Ltd.	11,000	14,690
Yue Yuen Industrial Holdings Ltd.	7,500	30,965
Yuhan Corp.	51	10,780
Yum China Holdings, Inc.	4,971	177,912
Total Reference Entity — Long		9,508,757

	Shares	Value
Reference Entity — Short
AAK AB	(34)	$(2,513)
ABIOMED, Inc.	(87)	(12,884)
ACADIA Pharmaceuticals, Inc.	(85)	(2,530)
Acadia Realty Trust	(117)	(3,480)
Accor SA	(1,342)	(62,341)
Actuant Corp., Class A	(57)	(1,379)
Acuity Brands, Inc.	(20)	(4,053)
adidas AG	(38)	(8,679)
Advisory Board Co.	(300)	(16,860)
AEON Financial Service Co. Ltd.	(1,300)	(28,295)
Aggreko PLC	(748)	(8,362)
AIA Group Ltd.	(3,200)	(25,170)
Air Liquide SA	(889)	(109,003)
Aisin Seiki Co. Ltd.	(200)	(10,398)
AK Steel Holding Corp.	(395)	(2,236)
Akamai Technologies, Inc.	(62)	(2,923)
Albemarle Corp.	(70)	(8,106)
Alexandria Real Estate Equities, Inc.	(128)	(15,520)
Allegiant Travel Co.	(77)	(9,952)
ALLETE, Inc.	(424)	(31,066)
Allscripts Healthcare Solutions, Inc.	(938)	(11,547)
Almirall SA	(317)	(3,070)
Alten SA	(7)	(604)
Altice NV, Class A	(2,241)	(55,212)
Amec Foster Wheeler PLC	(125)	(733)
American Campus Communities, Inc.	(139)	(6,664)
AMETEK, Inc.	(778)	(47,909)
Amphenol Corp., Class A	(794)	(60,836)
ANTA Sports Products Ltd.	(3,000)	(10,285)
Antofagasta PLC	(241)	(3,010)
Apple Inc.	(214)	(31,828)
Aqua America, Inc.	(808)	(26,971)
Aramark	(198)	(7,892)
ArcelorMittal	(626)	(16,481)
Aryzta AG	(521)	(16,742)
Ashtead Group PLC	(573)	(12,311)
Asics Corp.	(800)	(14,542)
ASML Holding NV	(10)	(1,508)
ASOS PLC	(198)	(15,094)
Assa Abloy AB, Class B	(231)	(4,949)
Asustek Computer, Inc.	(2,000)	(18,601)
athenahealth, Inc.	(13)	(1,798)
Avnet, Inc.	(117)	(4,490)
B&G Foods, Inc.	(446)	(16,167)
Babcock International Group PLC	(223)	(2,484)
Banca Popolare di Sondrio SCPA	(319)	(1,392)
Banco de Sabadell SA	(1,031)	(2,302)
Bank of Kyoto Ltd.	(2,000)	(19,170)
Bank of the Ozarks, Inc.	(107)	(4,617)

See Notes to Consolidated Financial Statements.

18	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Barry Callebaut AG, Registered Shares	(23)	$(32,801)
BB&T Corp.	(408)	(19,307)
Beijing Enterprises Water Group Ltd.	(118,000)	(97,915)
Belden, Inc.	(163)	(11,726)
Berkshire Hathaway, Inc., Class B	(63)	(11,023)
Bio-Techne Corp.	(139)	(16,111)
Black Hills Corp.	(170)	(11,842)
Blackbaud, Inc.	(125)	(11,542)
Bluebird Bio, Inc.	(246)	(23,185)
BOC Hong Kong Holdings Ltd.	(2,500)	(12,291)
Boskalis Westminster	(165)	(5,901)
Brilliance China Automotive Holdings Ltd.	(26,000)	(65,780)
British Land Co. PLC	(975)	(7,856)
Brookdale Senior Living, Inc.	(154)	(2,187)
Brown & Brown, Inc.	(101)	(4,505)
Bunge Ltd.	(67)	(5,252)
Bunzl PLC	(43)	(1,298)
CACI International, Inc., Class A	(26)	(3,253)
Cairn Energy PLC	(11,861)	(28,159)
Calpine Corp.	(928)	(13,345)
CapitaLand Ltd.	(7,800)	(21,219)
Carlisle Cos., Inc.	(63)	(6,148)
Casey’s General Stores, Inc.	(44)	(4,697)
Cathay Financial Holding Co. Ltd.	(1,000)	(1,629)
Centene Corp.	(57)	(4,527)
Cerner Corp.	(239)	(15,384)
CF Industries Holdings, Inc.	(141)	(4,138)
Chemical Financial Corp.	(127)	(6,120)
Chiba Bank Ltd.	(1,000)	(7,174)
China Cinda Asset Management Co. Ltd., H Shares	(60,000)	(24,930)
China Conch Venture Holdings Ltd.	(3,500)	(6,503)
China Development Financial Holding Corp.	(97,000)	(29,256)
China Everbright International Ltd.	(79,000)	(103,017)
China Galaxy Securities Co. Ltd., H Shares	(47,500)	(41,832)
China Gas Holdings Ltd.	(32,000)	(77,431)
China Life Insurance Co. Ltd., H Shares	(15,000)	(47,407)
China Medical System Holdings Ltd.	(3,000)	(5,118)
China Mengniu Dairy Co. Ltd.	(14,000)	(27,247)
China Merchants Bank Co. Ltd., H Shares	(5,000)	(16,418)
China Merchants Port Holdings Co. Ltd.	(8,242)	(25,875)
China Pacific Insurance Group Co. Ltd., H Shares	(5,200)	(22,912)
China Resources Gas Group Ltd.	(8,000)	(30,297)
China Steel Corp.	(23,000)	(18,886)
China Taiping Insurance Holdings Co. Ltd.	(20,800)	(62,458)
Chr Hansen Holding A/S	(579)	(46,628)
Chunghwa Telecom Co. Ltd.	(37,000)	(125,067)
Cincinnati Financial Corp.	(173)	(13,176)
CITIC Ltd.	(51,000)	(77,488)
CITIC Securities Co. Ltd., H Shares	(24,000)	(48,659)
City Developments Ltd.	(1,800)	(14,941)
CJ Korea Express Corp.	(218)	(36,316)
CK Infrastructure Holdings Ltd.	(10,000)	(93,207)
CNO Financial Group, Inc.	(753)	(17,229)
CNOOC Ltd.	(23,000)	(25,743)
Coca-Cola Bottlers Japan, Inc.	(200)	(6,032)
Cognex Corp.	(69)	(6,559)
Colfax Corp.	(512)	(21,135)
Columbia Sportswear Co.	(181)	(10,965)
Community Bank System, Inc.	(43)	(2,361)
Concordia Financial Group Ltd.	(400)	(2,017)
Continental Resources, Inc.	(112)	(3,744)
COSMO Pharmaceuticals NV	(198)	(31,657)
Coty, Inc., Class A	(563)	(11,530)
Credit Suisse Group AG, Registered Shares	(2,915)	(44,808)
Cree, Inc.	(1,257)	(32,569)

	Shares	Value
Reference Entity — Short
Crown Castle International Corp.	(102)	$(10,259)
CRRC Corp. Ltd., H Shares	(36,000)	(32,136)
CyrusOne, Inc.	(50)	(2,986)
Dah Sing Financial Holdings Ltd.	(1,200)	(8,491)
Daifuku Co. Ltd.	(900)	(31,082)
Daikin Industries Ltd.	(200)	(21,175)
Danaher Corp.	(189)	(15,402)
Darling Ingredients, Inc.	(283)	(4,604)
Davide Campari-Milano SpA	(1,369)	(10,120)
DBS Group Holdings Ltd.	(612)	(9,764)
Deckers Outdoor Corp.	(5)	(324)
Delta Electronics, Inc.	(16,000)	(85,018)
DeNA Co. Ltd.	(300)	(6,591)
Deutsche Bank AG, Registered Shares	(2,612)	(46,513)
DexCom, Inc.	(38)	(2,531)
Diebold Nixdorf, Inc.	(1,281)	(29,975)
Disco Corp.	(100)	(17,723)
DISH Network Corp., Class A	(10)	(640)
Dixons Carphone PLC	(2,779)	(9,870)
Domino’s Pizza Group PLC	(1,847)	(6,491)
Dongsuh Cos., Inc.	(361)	(9,535)
Drillisch AG	(609)	(40,739)
DXC Technology Co.	(111)	(8,700)
E.Sun Financial Holding Co. Ltd.	(20,000)	(12,750)
Eclat Textile Co. Ltd.	(542)	(6,236)
Education Realty Trust, Inc.	(150)	(5,632)
Elekta AB, B Shares	(1,103)	(10,616)
Elia System Operator SA/NV	(406)	(23,810)
Emmi AG, Registered Shares	(18)	(12,682)
ENN Energy Holdings Ltd.	(2,000)	(13,578)
Envision Healthcare Corp.	(48)	(2,709)
EPAM Systems, Inc.	(664)	(57,058)
EQT Corp.	(85)	(5,415)
Equifax, Inc.	(11)	(1,600)
Erie Indemnity Co., Class A	(36)	(4,589)
Eversource Energy	(103)	(6,261)
Exact Sciences Corp.	(71)	(2,755)
Experian PLC	(185)	(3,675)
Fabege AB	(203)	(4,010)
FamilyMart UNY Holdings Co. Ltd.	(200)	(11,201)
Far East Horizon Ltd.	(3,000)	(2,556)
Far EasTone Telecommunications Co. Ltd.	(23,000)	(55,605)
Ferrovial SA	(152)	(3,278)
Fidelity National Information Services, Inc.	(279)	(25,450)
First Financial Bankshares, Inc.	(188)	(8,131)
Fleetcor Technologies, Inc.	(16)	(2,433)
FLIR Systems, Inc.	(595)	(22,205)
Flowserve Corp.	(64)	(2,632)
Fluor Corp.	(93)	(4,039)
FNB Corp.	(53)	(726)
Forest City Realty Trust, Inc., Class A	(38)	(926)
Formosa Petrochemical Corp.	(4,000)	(14,042)
Formosa Plastics Corp.	(13,000)	(38,988)
Fortum Oyj	(3,566)	(58,311)
Forum Energy Technologies, Inc.	(171)	(2,266)
Fosun International Ltd.	(26,000)	(39,369)
Fraport AG Frankfurt Airport Services Worldwide	(378)	(37,852)
Fresnillo PLC	(2,712)	(55,038)
Frontier Communications Corp.	(60)	(919)
Fubon Financial Holding Co. Ltd.	(2,000)	(3,107)
Fuji Oil Holdings, Inc.	(1,000)	(23,627)
Galp Energia SGPS SA	(2,118)	(33,931)
GCL-Poly Energy Holdings Ltd.	(332,000)	(35,240)
Geberit AG, Registered Shares	(2)	(962)
Generac Holdings, Inc.	(73)	(2,626)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	19

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Genesee & Wyoming, Inc., Class A	(864)	$(56,298)
Genmab A/S	(36)	(8,181)
GEO Group, Inc.	(309)	(9,069)
GF Securities Co. Ltd., H Shares	(5,000)	(10,073)
GGP, Inc.	(149)	(3,369)
Gjensidige Forsikring ASA	(46)	(796)
Glacier Bancorp, Inc.	(13)	(454)
Glencore PLC	(744)	(3,282)
Global Logistic Properties Ltd.	(21,000)	(51,253)
Global Payments, Inc.	(368)	(34,728)
GMO Payment Gateway, Inc.	(300)	(17,696)
Golden Agri-Resources Ltd.	(6,200)	(1,805)
Goldman Sachs Group, Inc.	(45)	(10,140)
GOME Electrical Appliances Holding Ltd.	(72,000)	(8,658)
Gramercy Property Trust	(137)	(4,140)
Greencore Group PLC	(4,903)	(14,472)
Greene King PLC	(2,378)	(21,482)
GrubHub, Inc.	(188)	(8,672)
GS Retail Co. Ltd.	(460)	(19,889)
Gulfport Energy Corp.	(1,973)	(24,899)
GVC Holdings PLC	(131)	(1,328)
H2O Retailing Corp.	(200)	(3,273)
Haitong Securities Co. Ltd., H Shares	(26,000)	(41,408)
Halma PLC	(268)	(3,885)
Hanesbrands, Inc.	(329)	(7,541)
Hang Lung Properties Ltd.	(2,000)	(4,974)
Hang Seng Bank Ltd.	(700)	(15,218)
Harley-Davidson, Inc.	(121)	(5,889)
HCP, Inc.	(625)	(19,781)
Healthcare Services Group, Inc.	(310)	(16,198)
Healthcare Trust of America, Inc., Class A	(305)	(9,330)
HeidelbergCement AG	(182)	(18,022)
Helen of Troy Ltd.	(41)	(4,131)
Hengan International Group Co. Ltd.	(1,000)	(7,625)
Hexpol AB	(491)	(5,022)
Hikma Pharmaceuticals PLC	(3,183)	(59,250)
Hillenbrand, Inc.	(137)	(4,932)
Hilltop Holdings, Inc.	(168)	(4,205)
HKT Trust & HKT Ltd.	(11,000)	(14,421)
Hokuhoku Financial Group, Inc.	(100)	(1,626)
Hope Bancorp, Inc.	(452)	(7,969)
Huatai Securities Co. Ltd., H Shares	(8,000)	(16,052)
Hubbell, Inc.	(63)	(7,484)
Huhtamaki Oyj	(257)	(9,959)
Huntington Bancshares, Inc.	(1,202)	(15,927)
IG Group Holdings PLC	(934)	(7,845)
Iliad SA	(452)	(112,129)
IMAX Corp.	(1,314)	(28,120)
IMMOFINANZ AG	(8,960)	(21,792)
Incyte Corp.	(38)	(5,065)
Industria de Diseno Textil SA	(913)	(36,241)
Informa PLC	(915)	(8,392)
Inmarsat PLC	(1,689)	(17,286)
Insulet Corp.	(197)	(9,911)
Integra LifeSciences Holdings Corp.	(326)	(16,189)
International Flavors & Fragrances, Inc.	(25)	(3,330)
Intrexon Corp.	(1,016)	(21,935)
Inventec Corp.	(21,000)	(16,775)
Invesco Mortgage Capital, Inc.	(333)	(5,538)
Iron Mountain, Inc.	(323)	(11,767)
Isetan Mitsukoshi Holdings Ltd.	(300)	(2,924)
Isuzu Motors Ltd.	(200)	(2,742)
Itoham Yonekyu Holdings, Inc.	(2,000)	(18,602)
JM Smucker Co.	(91)	(11,093)
John Bean Technologies Corp.	(272)	(25,133)
Jyske Bank A/S, Registered Shares	(34)	(2,131)

	Shares	Value
Reference Entity — Short
Kansai Paint Co. Ltd.	(1,100)	$(25,161)
Kawasaki Kisen Kaisha Ltd.	(1,000)	(2,483)
KBC Ancora	(17)	(903)
Kemper Corp.	(33)	(1,295)
KEPCO Plant Service & Engineering Co. Ltd.	(941)	(37,836)
Keysight Technologies, Inc.	(122)	(5,074)
Kilroy Realty Corp.	(37)	(2,568)
KION Group AG	(123)	(10,673)
Kirby Corp.	(455)	(27,710)
Kite Realty Group Trust	(525)	(10,778)
Klepierre	(317)	(12,901)
Knight Transportation, Inc.	(70)	(2,496)
Krones AG	(93)	(11,571)
Kubota Corp.	(400)	(6,946)
L Brands, Inc.	(90)	(4,175)
Ladbrokes Coral Group PLC	(17,477)	(29,170)
Lancashire Holdings Ltd.	(288)	(2,763)
LCI Industries	(5)	(534)
Lee & Man Paper Manufacturing Ltd.	(3,000)	(3,195)
Legrand SA	(18)	(1,243)
Lennar Corp., Class A	(674)	(35,345)
Li & Fung Ltd.	(18,000)	(6,585)
Liberty Expedia Holdings, Inc., Class A	(258)	(14,719)
Liberty Interactive Corp. QVC Group, Class A	(486)	(11,635)
Linde AG	(99)	(18,885)
LINE Corp.	(100)	(3,676)
Lithia Motors, Inc., Class A	(235)	(24,264)
Lloyds Banking Group PLC	(2,924)	(2,528)
Lululemon Athletica, Inc.	(362)	(22,314)
Lumentum Holdings, Inc.	(53)	(3,318)
Luxottica Group SpA	(44)	(2,540)
M3, Inc.	(3,300)	(89,018)
Macerich Co.	(282)	(16,184)
MACOM Technology Solutions Holdings, Inc., H Shares	(18)	(1,090)
Macquarie Infrastructure Corp.	(562)	(42,605)
Man Wah Holdings Ltd.	(17,200)	(14,847)
Markel Corp.	(7)	(7,501)
Marriott International, Inc., Class A	(130)	(13,545)
Martin Marietta Materials, Inc.	(141)	(31,927)
Mattel, Inc.	(399)	(7,988)
Mebuki Financial Group, Inc.	(5,400)	(20,787)
MediaTek, Inc.	(8,000)	(70,423)
Mediclinic International PLC	(548)	(5,353)
MEDNAX, Inc.	(544)	(25,557)
Mega Financial Holding Co. Ltd.	(107,000)	(90,560)
Melrose Industries PLC	(717)	(2,199)
Mercury General Corp.	(235)	(14,074)
Merlin Entertainments PLC	(1,124)	(6,960)
MetLife, Inc.	(464)	(25,520)
Metro Bank PLC	(242)	(11,568)
MGM China Holdings Ltd.	(25,200)	(49,582)
Micro Focus International PLC	(189)	(5,566)
Microchip Technology, Inc.	(87)	(6,963)
Middleby Corp.	(50)	(6,534)
MINEBEA MITSUMI, Inc.	(1,500)	(24,713)
Minth Group Ltd.	(10,000)	(46,045)
Mirae Asset Daewoo Co. Ltd.	(2,889)	(28,025)
Mitsubishi UFJ Financial Group, Inc.	(2,200)	(13,957)
Mizuho Financial Group, Inc.	(22,200)	(39,480)
Molson Coors Brewing Co., Class B	(250)	(22,245)
Monolithic Power Systems, Inc.	(7)	(716)
MonotaRO Co. Ltd.	(2,600)	(85,761)
Morningstar, Inc.	(23)	(1,899)
Mosaic Co.	(50)	(1,207)
Nan Ya Plastics Corp.	(16,000)	(40,270)

See Notes to Consolidated Financial Statements.

20	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
National General Holdings Corp.	(100)	$(2,121)
National Grid PLC	(3,097)	(38,322)
Nestlé SA, Registered Shares	(92)	(7,766)
New Jersey Resources Corp.	(660)	(27,819)
New World Development Co. Ltd.	(27,098)	(36,594)
New York Community Bancorp, Inc.	(201)	(2,639)
Nexon Co. Ltd.	(200)	(4,157)
NGK Spark Plug Co. Ltd.	(1,000)	(20,189)
Nippon Yusen KK	(1,000)	(1,909)
Nipro Corp.	(200)	(2,713)
Nishi-Nippon Railroad Co. Ltd.	(1,000)	(4,407)
NOK Corp.	(300)	(6,867)
Nokia Oyj	(13,881)	(88,577)
Nokian Renkaat Oyj	(1,691)	(68,949)
Nomura Holdings, Inc.	(300)	(1,782)
Novatek Microelectronics Corp.	(2,000)	(7,605)
Oasis Petroleum, Inc.	(1,480)	(11,514)
OCI NV	(1,983)	(42,483)
OneMain Holdings, Inc.	(68)	(1,818)
Ono Pharmaceutical Co. Ltd.	(1,600)	(35,001)
OPKO Health, Inc.	(4,198)	(27,077)
Orient Corp.	(400)	(675)
Orient Overseas International Ltd.	(3,000)	(27,919)
Ormat Technologies, Inc.	(123)	(7,294)
Orpea	(61)	(6,995)
Otsuka Holdings Co. Ltd.	(100)	(4,404)
Pacira Pharmaceuticals, Inc.	(123)	(4,859)
Palo Alto Networks, Inc.	(32)	(4,217)
Park Hotels & Resorts, Inc.	(493)	(13,276)
Park24 Co. Ltd.	(100)	(2,531)
Patterson Cos., Inc.	(123)	(5,132)
PDC Energy, Inc.	(163)	(7,687)
Pebblebrook Hotel Trust	(390)	(13,131)
Penske Automotive Group, Inc.	(37)	(1,611)
Performance Food Group Co.	(2)	(58)
Phoenix Group Holdings	(293)	(2,951)
Physicians Realty Trust	(315)	(5,865)
PICC Property & Casualty Co. Ltd., H Shares	(20,000)	(37,207)
Porsche Automobil Holding SE, Preference Shares	(451)	(25,812)
Poste Italiane SpA	(333)	(2,451)
PPL Corp.	(527)	(20,200)
PRA Group, Inc.	(58)	(2,274)
Prologis, Inc.	(102)	(6,203)
Prosperity Bancshares, Inc.	(53)	(3,397)
PulteGroup, Inc.	(212)	(5,177)
Puma Biotechnology, Inc.	(49)	(4,657)
QTS Realty Trust, Inc., Class A	(159)	(8,502)
QUALCOMM, Inc.	(140)	(7,447)
Rakuten, Inc.	(6,200)	(75,734)
Randgold Resources Ltd.	(56)	(5,213)
Range Resources Corp.	(179)	(3,779)
Realty Income Corp.	(69)	(3,937)
Reckitt Benckiser Group PLC	(137)	(13,320)
Regeneron Pharmaceuticals, Inc.	(50)	(24,581)
Remy Cointreau SA	(73)	(8,397)
ResMed, Inc.	(146)	(11,260)
Resorttrust, Inc.	(2,400)	(44,241)
RLI Corp.	(32)	(1,858)
RLJ Lodging Trust	(392)	(8,295)
Rockwell Collins, Inc.	(164)	(17,471)
Roper Technologies, Inc.	(299)	(69,506)
Rotork PLC	(1,726)	(5,272)
Royal Bank of Scotland Group PLC	(13,023)	(42,697)
Royal Gold, Inc.	(96)	(8,319)
RPC Group PLC	(7,405)	(87,555)

	Shares	Value
Reference Entity — Short
RSP Permian, Inc.	(347)	$(11,923)
Rubis SCA	(92)	(5,856)
Sabre Corp.	(979)	(21,665)
salesforce.com, Inc.	(684)	(62,107)
Salvatore Ferragamo SpA	(303)	(8,783)
Samsung Biologics Co. Ltd.	(3)	(729)
Samsung Heavy Industries Co. Ltd.	(2,049)	(20,505)
Sands China Ltd.	(5,200)	(24,084)
Santen Pharmaceutical Co. Ltd.	(500)	(7,044)
Sartorius Stedim Biotech	(22)	(1,568)
Schibsted ASA, B Shares	(76)	(1,778)
Scotts Miracle-Gro Co.	(138)	(13,247)
Seattle Genetics, Inc.	(14)	(707)
SEI Investments Co.	(149)	(8,420)
Sekisui House Ltd.	(1,500)	(25,965)
Semiconductor Manufacturing International Corp.	(30,500)	(33,434)
Serco Group PLC	(11,798)	(17,273)
Service Corp. International	(291)	(10,106)
ServiceMaster Global Holdings, Inc.	(623)	(27,387)
Shangri-La Asia Ltd.	(4,000)	(6,496)
Shimano, Inc.	(200)	(29,322)
Shin Kong Financial Holding Co. Ltd.	(104,000)	(27,802)
Shin-Etsu Chemical Co. Ltd.	(300)	(27,439)
Signet Jewelers Ltd.	(30)	(1,835)
Sihuan Pharmaceutical Holdings Group Ltd.	(9,000)	(3,787)
Silicon Laboratories, Inc.	(17)	(1,277)
Singapore Telecommunications Ltd.	(10,100)	(29,565)
Sino-Ocean Group Holding Ltd.	(62,500)	(34,925)
SinoPac Financial Holdings Co. Ltd.	(16,000)	(5,017)
Skechers U.S.A., Inc., Class A	(218)	(6,124)
SKY Perfect JSAT Holdings, Inc.	(1,400)	(6,285)
Sky PLC	(813)	(10,361)
Skyworks Solutions, Inc.	(63)	(6,607)
SM Energy Co.	(59)	(1,026)
SOHO China Ltd.	(85,500)	(46,578)
South Jersey Industries, Inc.	(647)	(21,979)
Spirit Airlines, Inc.	(509)	(19,775)
Sprint Corp.	(288)	(2,298)
Sprouts Farmers Market, Inc.	(248)	(5,969)
Standard Life PLC	(1,554)	(8,945)
Starbucks Corp.	(317)	(17,112)
Start Today Co. Ltd.	(200)	(5,643)
Starwood Waypoint Homes	(77)	(2,692)
STORE Capital Corp.	(237)	(5,543)
Sumco Corp.	(2,500)	(40,460)
Sumitomo Electric Industries Ltd.	(500)	(8,082)
Sunac China Holdings Ltd.	(24,000)	(63,845)
Sunny Optical Technology Group Co. Ltd.	(3,000)	(35,652)
Sunstone Hotel Investors, Inc.	(489)	(7,961)
Suntory Beverage & Food Ltd.	(600)	(29,412)
Superior Energy Services, Inc.	(642)	(6,908)
Swedish Orphan Biovitrum AB	(823)	(12,532)
Swire Pacific Ltd., Class A	(5,500)	(54,803)
Swire Properties Ltd.	(4,400)	(15,200)
Symrise AG	(114)	(7,982)
Synchrony Financial	(154)	(4,669)
SYNNEX Corp.	(62)	(7,373)
Taiheiyo Cement Corp.	(4,000)	(15,009)
Taiwan Cement Corp.	(4,000)	(4,636)
Taiwan Mobile Co. Ltd.	(18,000)	(64,420)
Takara Holdings, Inc.	(200)	(1,997)
Tarkett SA	(45)	(1,863)
Taubman Centers, Inc.	(68)	(3,867)
Technicolor SA	(858)	(3,119)
Teledyne Technologies, Inc.	(95)	(12,952)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	21

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Temenos Group AG, Registered Shares	(40)	$(3,867)
TESARO, Inc.	(39)	(4,979)
Texas Capital Bancshares, Inc.	(154)	(12,066)
thyssenkrupp AG	(325)	(9,653)
Tobu Railway Co. Ltd.	(2,000)	(10,590)
TomTom NV	(3,429)	(36,398)
Toyota Industries Corp.	(300)	(16,096)
Tractor Supply Co.	(244)	(13,693)
TreeHouse Foods, Inc.	(396)	(33,593)
Trelleborg AB, B Shares	(34)	(801)
TRI Pointe Group, Inc.	(353)	(4,695)
Tribune Media Co., Class A	(56)	(2,360)
TripAdvisor, Inc.	(250)	(9,755)
Twitter, Inc.	(2,876)	(46,275)
U.S. Silica Holdings, Inc.	(533)	(15,526)
UBM PLC	(100)	(955)
UCB SA	(180)	(13,108)
Ulta Salon Cosmetics & Fragrance, Inc.	(15)	(3,768)
Ultimate Software Group, Inc.	(145)	(32,728)
Umicore SA	(73)	(5,861)
Umpqua Holdings Corp.	(774)	(14,350)
Under Armour, Inc., Class A	(39)	(781)
Under Armour, Inc., Class C	(855)	(15,484)
United Bankshares, Inc.	(53)	(1,829)
United States Steel Corp.	(87)	(2,044)
Uniti Group, Inc.	(302)	(7,731)
Universal Display Corp.	(232)	(27,979)
USG Corp.	(19)	(514)
Vail Resorts, Inc.	(13)	(2,740)
Valiant Holding AG, Registered Shares	(59)	(6,955)
Vallourec SA	(1,915)	(11,328)
Valvoline, Inc.	(231)	(5,237)
Veeva Systems, Inc., Class A	(93)	(5,930)
VEREIT, Inc.	(169)	(1,404)
VeriFone Systems, Inc.	(83)	(1,619)
Verisk Analytics, Inc.	(83)	(7,243)
Vertex Pharmaceuticals, Inc.	(18)	(2,733)
VF Corp.	(441)	(27,426)
Viacom, Inc., Class B	(63)	(2,200)
ViaSat, Inc.	(531)	(35,094)
Vifor Pharma AG	(290)	(30,956)
Viscofan SA	(53)	(3,153)
Vivendi SA	(173)	(3,999)
Wartsila Oyj ABP	(107)	(7,111)
Watsco, Inc.	(42)	(6,332)
Webster Financial Corp.	(183)	(9,503)
Welbilt, Inc.	(896)	(17,463)
Wells Fargo & Co.	(590)	(31,825)
Welltower, Inc.	(183)	(13,430)
WestRock Co.	(27)	(1,550)
WEX, Inc.	(109)	(11,846)
Weyerhaeuser Co.	(996)	(32,888)
Whiting Petroleum Corp.	(649)	(3,407)
William Demant Holding A/S	(1,698)	(45,114)
WR Berkley Corp.	(80)	(5,518)
WR Grace & Co.	(44)	(3,034)
Wynn Macau Ltd.	(16,800)	(36,298)
Xylem, Inc.	(40)	(2,269)
Yamada Denki Co. Ltd.	(2,600)	(13,886)
Yaskawa Electric Corp.	(1,700)	(45,576)
Zardoya Otis SA	(396)	(4,154)
Zhuzhou CSR Times Electric Co. Ltd., H Shares	(6,900)	(32,826)
Zimmer Biomet Holdings, Inc.	(91)	(11,040)
Total Reference Entity — Short		(8,711,863)
Net Value of Reference Entity — Bank of America N.A.		$796,894

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration dates 2/09/18 - 2/14/18:

	Shares	Value
Reference Entity — Long
Aaron’s, Inc.	502	$23,233
ABB Ltd., Registered Shares	619	14,501
AbbVie, Inc.	196	13,702
Acacia Mining PLC	163	375
Acciona SA	12	1,026
Activision Blizzard, Inc.	64	3,954
Adecco Group AG, Registered Shares	180	13,733
Advanced Energy Industries, Inc.	70	5,078
Aegon NV	281	1,575
Aena SA	109	21,304
AGCO Corp.	24	1,731
Ageas	581	26,156
Ajinomoto Co., Inc.	1,400	28,158
Akzo Nobel NV	571	51,695
Alexander’s, Inc.	9	3,915
Alfresa Holdings Corp.	200	3,681
Allianz SE, Registered Shares	241	51,371
Allison Transmission Holdings, Inc.	128	4,838
Allreal Holding AG, Registered Shares	131	23,820
Altran Technologies SA	342	6,013
Amada Holdings Co. Ltd.	300	3,426
AMC Networks, Inc., Class A	33	2,110
American Airlines Group, Inc.	87	4,388
American Electric Power Co., Inc.	356	25,112
American Express Co.	67	5,710
American Homes 4 Rent, Class A	478	10,999
American Tower Corp.	58	7,907
Ameriprise Financial, Inc.	64	9,272
Anadarko Petroleum Corp.	210	9,591
Analog Devices, Inc.	68	5,373
Anglo American PLC	394	6,517
Anhui Conch Cement Co. Ltd., H Shares	500	1,847
Anthem, Inc.	120	22,345
Aon PLC	80	11,054
Aozora Bank Ltd.	3,000	11,529
Apache Corp.	419	20,732
Applied Industrial Technologies, Inc.	366	20,679
Arch Capital Group Ltd.	5	486
Ascendas Real Estate Investment Trust	200	398
ASM Pacific Technology Ltd.	400	5,169
Aspen Insurance Holdings Ltd.	239	11,663
ASR Nederland NV	551	20,840
Assurant, Inc.	38	4,000
Assured Guaranty Ltd.	174	7,832
AT&T, Inc.	16	624
Atlas Copco AB, A Shares	52	1,881
AU Optronics Corp.	208,000	84,204
Aurubis AG	405	36,054
AVX Corp.	212	3,788
AXA SA	73	2,156
Axis Capital Holdings Ltd.	466	30,094
Azbil Corp.	100	3,950
BAE Systems PLC	706	5,601
Banca Mediolanum SpA	643	5,622
Bankinter SA	2,284	22,229
Barratt Developments PLC	2,608	21,181
BASF SE	88	8,378
Beazley PLC	3,649	24,660
Bed Bath & Beyond, Inc.	1,000	29,900
Beiersdorf AG	89	9,767
Berendsen PLC	900	15,139

See Notes to Consolidated Financial Statements.

22	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Berkeley Group Holdings PLC	469	$21,630
Berry Global Group, Inc.	196	10,992
BGF retail Co. Ltd.	16	1,320
Big Lots, Inc.	19	944
Biogen, Inc.	30	8,688
Bioverativ, Inc.	88	5,453
BKW AG	113	6,439
Booz Allen Hamilton Holding Corp.	645	22,123
BorgWarner, Inc.	46	2,150
bpost SA	2,781	76,133
Brink’s Co.	177	13,833
Britvic PLC	551	5,189
Brixmor Property Group, Inc.	81	1,587
Broadridge Financial Solutions, Inc.	49	3,717
Bruker Corp.	37	1,061
Bucher Industries AG, Registered Shares	29	9,670
Burberry Group PLC	545	12,294
Buzzi Unicem SpA	1,105	27,986
CA, Inc.	351	10,895
Cabot Oil & Gas Corp.	124	3,084
Cadence Design Systems, Inc.	679	25,055
Campbell Soup Co.	402	21,238
Canon Marketing Japan, Inc.	200	4,418
Cargotec Oyj, B Shares	166	10,135
Carlsberg A/S, Class B	56	6,222
Carnival Corp.	146	9,750
Carrefour SA	364	8,743
Cathay General Bancorp	319	11,947
CBRE Group, Inc., Class A	166	6,306
CDK Global, Inc.	224	14,735
Celanese Corp., Series A	23	2,212
CenterPoint Energy, Inc.	133	3,749
Central Japan Railway Co.	300	48,278
Champion REIT	20,000	15,561
Chang Hwa Commercial Bank Ltd.	25,000	14,656
Charles River Laboratories International, Inc.	275	27,005
Cheesecake Factory, Inc.	32	1,523
Chemed Corp.	8	1,580
Chemours Co.	289	13,759
Chesapeake Energy Corp.	428	2,123
Chevron Corp.	83	9,063
China Everbright Ltd.	10,000	22,774
China Life Insurance Co. Ltd.	44,000	46,554
China Petroleum & Chemical Corp., H Shares	6,000	4,548
China Railway Group Ltd., H Shares	12,000	9,536
China Telecom Corp. Ltd., H Shares	52,000	24,717
China Vanke Co. Ltd., H Shares	4,700	13,848
Cie de Saint-Gobain	143	7,935
Cie Générale des Etablissements Michelin	851	115,256
Cimarex Energy Co.	174	17,231
Cinemark Holdings, Inc.	93	3,618
Cirrus Logic, Inc.	41	2,519
Citizen Watch Co. Ltd.	300	2,231
Citizens Financial Group, Inc.	137	4,806
Close Brothers Group PLC	261	5,307
CLP Holdings Ltd.	1,500	15,983
CMS Energy Corp.	337	15,583
CNP Assurances	200	4,828
Coca-Cola HBC AG	111	3,356
Coherent, Inc.	14	3,710
Colgate-Palmolive Co.	356	25,703
Comerica, Inc.	13	940
Compass Group PLC	771	16,451
Conagra Brands, Inc.	213	7,293
Consolidated Edison, Inc.	40	3,314
Continental AG	117	26,356

	Shares	Value
Reference Entity — Long
Cooper Cos., Inc.	3	$732
Core Laboratories NV	61	6,132
CoreSite Realty Corp.	91	9,881
Coway Co. Ltd.	67	5,932
Credit Agricole SA	754	13,234
CSRA, Inc.	1	33
CSX Corp.	11	543
Cullen/Frost Bankers, Inc.	188	17,067
Daelim Industrial Co. Ltd.	48	3,933
Danone SA	300	22,386
Darden Restaurants, Inc.	64	5,368
De’ Longhi SpA	123	4,045
Denka Co. Ltd.	3,000	16,661
Deutsche Telekom AG, Registered Shares	57	1,041
Dfds A/S	172	9,810
Diamond Offshore Drilling, Inc.	1,225	15,214
DiaSorin SpA	115	10,030
DIC Corp.	200	7,544
D’ieteren SA/NV	10	474
Digital Realty Trust, Inc.	29	3,345
Dillard’s, Inc., Class A	485	35,803
Direct Line Insurance Group PLC	555	2,743
Discover Financial Services	201	12,249
Domtar Corp.	34	1,328
Douglas Emmett, Inc.	18	689
DST Systems, Inc.	138	7,576
DTE Energy Co.	333	35,651
Duke Realty Corp.	632	18,069
Dunelm Group PLC	2,265	17,990
Dunkin’ Brands Group, Inc.	134	7,106
East Japan Railway Co.	200	18,756
East West Bancorp, Inc.	290	16,524
Eastman Chemical Co.	207	17,214
Electrocomponents PLC	753	6,163
Electrolux AB, Series B	1,396	47,737
Electronic Arts, Inc.	47	5,487
Emerson Electric Co.	29	1,729
Energen Corp.	208	11,082
Energizer Holdings, Inc.	159	7,325
Engie SA	2,122	34,177
EOG Resources, Inc.	179	17,030
EPR Properties	24	1,737
Equity LifeStyle Properties, Inc.	311	27,150
Essent Group Ltd.	744	28,584
Estee Lauder Cos., Inc., Class A	63	6,236
Euronet Worldwide, Inc.	6	580
Evercore Partners, Inc., Class A	373	29,336
Expeditors International of Washington, Inc.	678	39,921
Express Scripts Holding Co.	977	61,199
Ezaki Glico Co. Ltd.	300	15,774
F5 Networks, Inc.	328	39,606
Far Eastern New Century Corp.	15,000	12,345
Faurecia	207	11,494
Ferguson PLC	968	57,797
Ferrari NV	206	21,677
Fifth Third Bancorp	241	6,435
FinecoBank Banca Fineco SpA	700	6,135
First Financial Holding Co. Ltd.	15,000	10,131
First Hawaiian, Inc.	76	2,242
First Horizon National Corp.	324	5,647
First Industrial Realty Trust, Inc.	129	3,937
FirstEnergy Corp.	356	11,360
Firstgroup PLC	24,762	37,762
Fiserv, Inc.	479	61,551
Foot Locker, Inc.	488	23,029
Forbo Holding AG, Registered Shares	38	57,697

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	23

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Fortive Corp.	45	$2,913
Franklin Resources, Inc.	373	16,703
Fresh Del Monte Produce, Inc.	78	4,015
FUCHS PETROLUB SE, Preference Shares	73	4,334
FUJIFILM Holdings Corp.	1,500	55,138
Fujitsu General Ltd.	600	12,665
Fujitsu Ltd.	10,000	74,467
Garmin Ltd.	16	803
Gartner, Inc.	6	770
General Mills, Inc.	251	13,971
General Motors Co.	1,267	45,587
Genting Singapore PLC	10,000	8,592
GKN PLC	230	976
GlaxoSmithKline PLC	5,059	100,709
Glory Ltd.	100	3,330
GoDaddy, Inc., Class A	94	4,040
Graco, Inc.	38	4,410
Graham Holdings Co., Class B	7	4,147
Graphic Packaging Holding Co.	98	1,293
Gunma Bank Ltd.	300	1,758
Haemonetics Corp.	96	3,948
Haier Electronics Group Co. Ltd.	8,000	20,600
Haitian International Holdings Ltd.	32,000	91,672
Hana Financial Group, Inc.	259	11,817
Hannover Rueck SE	32	4,039
Hanwha Chemical Corp.	631	19,019
Hanwha Life Insurance Co. Ltd.	1,194	8,056
Harris Corp.	13	1,488
Haseko Corp.	500	6,260
HCA Healthcare, Inc.	23	1,848
HealthSouth Corp.	17	724
Heiwa Corp.	200	4,400
Helmerich & Payne, Inc.	25	1,265
Helvetia Holding AG, Registered Shares	44	24,593
Henry Schein, Inc.	70	12,755
Hershey Co.	42	4,423
Hess Corp.	85	3,786
Hewlett Packard Enterprise Co.	100	1,751
Hirose Electric Co. Ltd.	300	40,850
Hisamitsu Pharmaceutical Co., Inc.	200	9,376
Hitachi High-Technologies Corp.	300	11,043
HK Electric Investments & HK Electric Investments Ltd.	49,500	46,945
HOCHTIEF AG	338	60,331
HollyFrontier Corp.	111	3,201
Home BancShares, Inc.	220	5,456
Hon Hai Precision Industry Co. Ltd.	12,000	46,669
Hong Kong & China Gas Co. Ltd.	8,800	16,632
Hoshizaki Corp.	400	38,719
Howard Hughes Corp.	56	7,045
Howden Joinery Group PLC	1,179	6,613
Hoya Corp.	100	5,639
Hua Nan Financial Holdings Co. Ltd.	5,000	2,922
Hufvudstaden AB, A Shares	45	783
Humana, Inc.	53	12,254
Hysan Development Co. Ltd.	3,000	14,507
Hyundai Heavy Industries Co. Ltd.	38	5,921
Hyundai Robotics Co. Ltd.	77	30,310
ICADE	362	31,081
IDEXX Laboratories, Inc.	262	43,613
Imerys SA	312	27,045
IMI PLC	239	3,795
INC Research Holdings, Inc., Class A	38	2,090
Indra Sistemas SA	282	4,363
Industrial Bank of Korea	67	926
Industrivarden AB, Class C	609	14,772

	Shares	Value
Reference Entity — Long
Ingersoll-Rand PLC	226	$19,861
Innolux Corp.	130,000	63,415
Intel Corp.	308	10,925
InterContinental Hotels Group PLC	622	35,195
International Paper Co.	343	18,858
Iren SpA	2,738	6,969
Ito En Ltd.	200	7,396
ITOCHU Corp.	600	9,409
Itochu Techno-Solutions Corp.	400	13,929
Itron, Inc.	94	6,862
IWG PLC	2,129	9,224
Jack Henry & Associates, Inc.	10	1,073
Jacobs Engineering Group, Inc.	151	7,961
Japan Airlines Co. Ltd.	300	9,693
JD Sports Fashion PLC	965	4,561
JSR Corp.	300	5,287
Kakaku.com, Inc., Registered Shares	600	8,477
KBC Group NV	162	13,393
Kemira Oyj	712	8,975
Kennametal, Inc.	24	886
Kerry Properties Ltd.	6,000	21,026
Kesko Oyj, B Shares	19	961
Kinden Corp.	1,200	18,679
Kobe Steel Ltd.	100	1,251
Korea Investment Holdings Co. Ltd.	59	3,754
K’s Holdings Corp.	900	18,068
KT Corp.	12	373
KT&G Corp.	52	5,297
Kuehne + Nagel International AG, Registered Shares	320	55,726
Kuraray Co. Ltd.	200	3,888
Laboratory Corp. of America Holdings	10	1,589
Lagardere SCA	1,340	44,026
Lam Research Corp.	330	52,622
Lancaster Colony Corp.	132	16,186
Land Securities Group PLC	345	4,653
Landstar System, Inc.	13	1,081
LANXESS AG	239	18,430
Lawson, Inc.	100	6,808
Leroy Seafood Group ASA	738	4,284
Liberty Media Corp.-Liberty Formula One, Class C	84	2,954
Lincoln Electric Holdings, Inc.	247	21,553
Link REIT	2,000	16,237
Lintec Corp.	500	12,138
Lite-On Technology Corp.	2,000	3,237
Live Nation Entertainment, Inc.	101	3,764
LIXIL Group Corp.	500	12,868
Loews Corp.	58	2,823
Logitech International SA, Registered Shares	215	7,803
Loomis AB, Class B	146	5,425
Louisiana-Pacific Corp.	387	9,718
LPL Financial Holdings, Inc.	117	5,354
Lundin Petroleum AB	575	13,095
Mack-Cali Realty Corp.	229	6,009
Man Strategic Holdings PLC	623	1,315
Mapfre SA	9,138	34,037
Mapletree Commercial Trust	7,100	8,409
Mapletree Logistics Trust	57,500	50,895
Marathon Oil Corp.	373	4,562
Marathon Petroleum Corp.	75	4,199
Marine Harvest ASA	948	17,674
Marks & Spencer Group PLC	2,081	8,844
Marubeni Corp.	2,100	13,916
Matsui Securities Co. Ltd.	500	4,092
Maxim Integrated Products, Inc.	409	18,585
Mazda Motor Corp.	300	4,510

See Notes to Consolidated Financial Statements.

24	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
McCormick & Co., Inc., Non-Voting Shares	231	$22,014
MDC Holdings, Inc.	67	2,297
Mediaset SpA	151	590
Mediobanca SpA	286	2,984
Medipal Holdings Corp.	700	12,810
Mercialys SA	51	1,032
Merck & Co., Inc.	106	6,771
METRO AG	868	9,754
Metro Wholesale & Food Specialist AG	868	17,535
Metso Oyj	337	10,721
Mettler-Toledo International, Inc.	85	48,712
Microsoft Corp.	359	26,099
Mitchells & Butlers PLC	308	983
Mitsubishi Electric Corp.	1,300	20,125
Mitsubishi Materials Corp.	500	16,797
Mitsubishi Tanabe Pharma Corp.	2,200	52,373
Mitsui Chemicals, Inc.	7,000	39,768
Mixi, Inc.	400	21,984
MKS Instruments, Inc.	29	2,426
Molina Healthcare, Inc.	23	1,536
Mondi PLC	1,321	34,794
Moneysupermarket.com Group PLC	3,127	13,691
Moody’s Corp.	60	7,898
MS&AD Insurance Group Holdings, Inc.	700	24,552
MSA Safety, Inc.	56	4,489
MSC Industrial Direct Co., Inc., Class A	317	22,574
MSCI, Inc.	50	5,447
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	84	18,043
Murphy USA, Inc.	75	5,680
NCC AB, B Shares	911	23,704
NCR Corp.	78	2,952
NetApp, Inc.	1,063	46,155
New York Times Co., Class A	481	9,139
NewMarket Corp.	70	32,208
News Corp., Class A	156	2,232
Nexity SA	817	43,820
Next PLC	237	12,354
Nichirei Corp.	100	2,811
Nippon Express Co. Ltd.	2,000	12,772
Nishi-Nippon Financial Holdings, Inc.	3,600	40,504
Nissan Motor Co. Ltd.	500	4,965
NN Group NV	644	26,104
Norsk Hydro ASA	8,294	53,517
Northern Trust Corp.	154	13,477
Northrop Grumman Corp.	165	43,416
NTT Data Corp.	2,000	21,786
NTT DOCOMO, Inc.	100	2,322
Nu Skin Enterprises, Inc., Class A	350	22,176
Nucor Corp.	140	8,074
Obayashi Corp.	800	9,633
Obic Co. Ltd.	200	12,504
Oesterreichische Post AG	2,093	96,231
Oji Holdings Corp.	13,000	66,670
Omron Corp.	800	39,914
ON Semiconductor Corp.	401	5,995
Orange SA	4,265	71,766
Orkla ASA	548	5,645
Oshkosh Corp.	37	2,548
Papa John’s International, Inc.	363	25,893
PAREXEL International Corp.	99	8,664
Parker-Hannifin Corp.	5	830
Patterson-UTI Energy, Inc.	47	909
Paychex, Inc.	123	7,116
Peab AB	202	2,371
Pegatron Corp.	3,000	9,784

	Shares	Value
Reference Entity — Long
People’s Insurance Co. Group of China Ltd., H Shares	6,000	$2,792
Persimmon PLC	46	1,520
Philip Morris International, Inc.	233	27,193
Ping An Insurance Group Co. of China Ltd., H Shares	10,000	74,021
Plantronics, Inc.	212	9,578
Playtech PLC	1,201	15,220
Pola Orbis Holdings, Inc.	800	22,195
Portland General Electric Co.	98	4,380
PostNL NV	9,211	43,598
Potlatch Corp.	83	3,972
Pou Chen Corp.	4,000	5,404
PPG Industries, Inc.	66	6,946
Principal Financial Group, Inc.	170	11,347
Proximus SADP	971	34,145
Prudential Financial, Inc.	59	6,681
PS Business Parks, Inc.	93	12,505
PSP Swiss Property AG, Registered Shares	300	27,297
Public Service Enterprise Group, Inc.	398	17,898
Qorvo, Inc.	105	7,199
Quanta Computer, Inc.	1,000	2,371
Quest Diagnostics, Inc.	443	47,981
Ralph Lauren Corp.	304	22,998
Randstad Holding NV	221	13,325
Raymond James Financial, Inc.	106	8,818
Recordati SpA	133	5,684
Red Hat, Inc.	202	19,972
Reliance Steel & Aluminum Co.	13	941
RELX PLC	467	10,172
Repsol SA	4,288	71,815
Retail Properties of America, Inc., Class A	195	2,580
Rheinmetall AG	47	4,690
RHOEN-KLINIKUM AG	3,195	100,544
Ricoh Co. Ltd.	1,100	10,343
Rightmove PLC	886	49,150
Roche Holding AG	150	37,975
Rockwell Automation, Inc.	68	11,222
Rockwool International A/S, B Shares	58	13,200
Rohto Pharmaceutical Co. Ltd.	200	4,040
Ross Stores, Inc.	31	1,715
Royal Caribbean Cruises Ltd.	24	2,714
Royal Unibrew A/S	119	5,929
RPC, Inc.	258	5,343
RPM International, Inc.	255	13,227
RWE AG	223	4,699
Ryman Hospitality Properties, Inc.	118	7,386
S&P Global, Inc.	186	28,568
Salmar ASA	78	2,028
Sampo Oyj, A Shares	106	5,797
Samsung Fire & Marine Insurance Co. Ltd.	27	7,044
Sandvik AB	928	14,624
Sankyo Co. Ltd.	1,300	42,669
Sanofi	175	16,676
Sanrio Co. Ltd.	1,000	20,084
Sapporo Holdings Ltd.	100	2,724
SATS Ltd.	1,100	3,919
SBI Holdings, Inc.	1,800	25,752
Schroders PLC	19	863
Science Applications International Corp.	127	8,942
SCOR SE	38	1,603
SCREEN Holdings Co. Ltd.	100	6,684
Seagate Technology PLC	109	3,593
Sega Sammy Holdings, Inc.	600	8,096
Sekisui Chemical Co. Ltd.	300	5,526
Selective Insurance Group, Inc.	254	12,865

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	25

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Seven & i Holdings Co. Ltd.	1,300	$52,396
Shiga Bank Ltd.	2,000	10,599
Shimizu Corp.	1,000	10,566
Shinhan Financial Group Co. Ltd.	42	1,996
Showa Shell Sekiyu KK	800	8,714
Siemens AG, Registered Shares	20	2,714
Singapore Airlines Ltd.	600	4,598
Sirius XM Holdings, Inc.	2,562	15,013
Six Flags Entertainment Corp.	35	1,990
SK Hynix, Inc.	510	29,984
SK Telecom Co. Ltd.	55	13,599
SKF AB, B Shares	198	3,935
Skylark Co. Ltd.	200	3,019
SLM Corp.	459	5,086
Smith & Nephew PLC	139	2,419
Smiths Group PLC	1,572	31,841
Software AG	1,009	44,116
Solvay SA	22	3,154
Sompo Holdings, Inc.	600	23,533
Sonoco Products Co.	144	6,981
Sotetsu Holdings, Inc.	1,000	4,896
Southwest Airlines Co.	187	10,380
Southwest Gas Holdings, Inc.	7	561
Southwestern Energy Co.	293	1,670
SPIE SA	42	1,180
Square Enix Holdings Co. Ltd.	600	19,631
SSP Group PLC	3,401	22,863
STADA Arzneimittel AG	275	21,421
Stagecoach Group PLC	8,966	21,326
Stanley Black & Decker, Inc.	238	33,484
Stanley Electric Co. Ltd.	300	9,910
Staples, Inc.	538	5,461
StarHub Ltd.	16,300	32,830
Steel Dynamics, Inc.	195	6,905
STMicroelectronics NV	3,241	54,909
Stora Enso Oyj, R Shares	4,142	55,378
Stryker Corp.	112	16,475
Subaru Corp.	600	21,646
Suedzucker AG	99	2,113
Sugi Holdings Co. Ltd.	400	20,409
Sumitomo Dainippon Pharma Co. Ltd.	900	12,607
SunTrust Banks, Inc.	540	30,937
Suruga Bank Ltd.	1,100	26,525
Suzuken Co. Ltd.	1,500	50,095
Suzuki Motor Corp.	2,000	94,803
Swiss Life Holding AG, Registered Shares	11	4,014
Swiss Re AG	879	84,746
Swisscom AG, Registered Shares	7	3,421
Sydbank A/S	196	8,165
Synopsys, Inc.	500	38,285
Synovus Financial Corp.	412	17,914
Tableau Software, Inc., Class A	98	6,316
Taisei Corp.	5,000	47,860
Taishin Financial Holding Co. Ltd.	4,000	1,881
Taisho Pharmaceutical Holdings Co. Ltd.	500	37,456
Taiwan Cooperative Financial Holding Co. Ltd.	6,000	3,279
Takashimaya Co. Ltd.	1,000	9,148
Take-Two Interactive Software, Inc.	16	1,272
Tanger Factory Outlet Centers, Inc.	369	9,753
Target Corp.	25	1,417
Taylor Wimpey PLC	10,930	27,452
Tech Data Corp.	45	4,608
TechnipFMC PLC	472	13,471
Tecnicas Reunidas SA	819	29,042
Teijin Ltd.	700	14,035
Telecom Italia SpA	22,824	23,481

	Shares	Value
Reference Entity — Long
Teleflex, Inc.	6	$1,243
Telenet Group Holding NV	77	5,376
Telephone & Data Systems, Inc.	619	17,598
Telia Co. AB	6,412	30,142
Teradyne, Inc.	846	29,263
Tesco PLC	2,676	6,151
TGS NOPEC Geophysical Co. ASA	431	9,108
Thales SA	613	67,864
Thomas Cook Group PLC	10,268	14,876
Time, Inc.	1,174	16,495
Timken Co.	255	11,602
Tingyi Cayman Islands Holding Corp.	2,000	2,547
Tokai Rika Co. Ltd.	1,000	18,362
Tokai Tokyo Financial Holdings, Inc.	500	2,916
Topdanmark A/S	464	15,854
TOTAL SA	305	15,510
TOTO Ltd.	700	28,169
Toyo Suisan Kaisha Ltd.	100	3,633
Toyobo Co. Ltd.	2,000	3,808
Travelers Cos., Inc.	232	29,717
Travis Perkins PLC	74	1,482
Trinseo SA	690	48,507
Trustmark Corp.	366	11,697
Tupperware Brands Corp.	455	27,623
Ubisoft Entertainment SA	96	6,074
UGI Corp.	86	4,340
UMB Financial Corp.	68	4,737
Unibail-Rodamco SE	11	2,751
Unilever NV CVA	214	12,471
Uniper SE	877	18,074
United Microelectronics Corp.	178,000	81,700
United Rentals, Inc.	25	2,974
United States Cellular Corp.	397	15,038
United Therapeutics Corp.	101	12,968
Unum Group	432	21,656
UOL Group Ltd.	4,000	23,274
Urban Edge Properties	231	5,805
US Foods Holding Corp.	223	6,277
USS Co. Ltd.	100	2,020
Valero Energy Corp.	159	10,966
Validus Holdings Ltd.	453	24,367
Valmet Oyj	1,493	27,215
Valmont Industries, Inc.	14	2,138
Vantiv, Inc., Class A	51	3,241
Varian Medical Systems, Inc.	6	583
Vedanta Resources PLC	390	3,961
Veolia Environnement SA	579	13,049
VeriSign, Inc.	85	8,599
Vestas Wind Systems A/S	205	20,035
Viavi Solutions, Inc.	248	2,721
Vinci SA	51	4,567
Visteon Corp.	17	1,896
voestalpine AG	475	24,075
Vontobel Holding AG, Registered Shares	9	599
VTech Holdings Ltd.	500	7,232
VWR Corp.	384	12,672
Wal-Mart Stores, Inc.	391	31,276
Washington Federal, Inc.	1,298	43,418
Washington Real Estate Investment Trust	35	1,170
Waters Corp.	169	29,311
West Japan Railway Co.	200	14,356
Western Alliance Bancorp	105	5,290
Western Digital Corp.	16	1,362
WH Group Ltd.	37,000	34,693
WH Smith PLC	3,316	77,035
Whole Foods Market, Inc.	13	543

See Notes to Consolidated Financial Statements.

26	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Wienerberger AG	262	$6,023
William Hill PLC	5,217	17,243
Williams-Sonoma, Inc.	179	8,311
Wolverine World Wide, Inc.	153	4,315
Worldpay Group PLC	9,152	44,660
WP Carey, Inc.	58	3,974
WPP PLC	2,069	42,195
Xcel Energy, Inc.	507	23,986
Xilinx, Inc.	222	14,044
Xinyi Glass Holdings Ltd.	56,000	57,865
Yanlord Land Group Ltd.	38,400	51,281
Yuanta Financial Holding Co. Ltd.	9,000	3,858
Yuhan Corp.	22	4,650
Yum! Brands, Inc.	491	37,061
Zhongsheng Group Holdings Ltd.	3,000	6,565
Zurich Insurance Group AG	23	7,010
Total Reference Entity — Long		9,604,956

	Shares	Value
Reference Entity — Short
3M Co.	(35)	$(7,041)
AA PLC	(2,009)	(6,474)
AAC Technologies Holdings, Inc.	(3,500)	(47,018)
Abbott Laboratories	(216)	(10,623)
Acadia Healthcare Co., Inc.	(1,418)	(75,055)
Acadia Realty Trust	(147)	(4,372)
Accenture PLC, Class A	(169)	(21,771)
Accor SA	(228)	(10,591)
Actuant Corp., Class A	(334)	(8,083)
Acuity Brands, Inc.	(52)	(10,538)
Acxiom Corp.	(69)	(1,861)
Admiral Group PLC	(146)	(3,983)
Advance Auto Parts, Inc.	(10)	(1,120)
Advanced Semiconductor Engineering, Inc.	(25,000)	(33,541)
Advantech Co. Ltd.	(3,744)	(28,321)
AECOM	(511)	(16,301)
AEON Financial Service Co. Ltd.	(600)	(13,059)
Aéroports de Paris	(474)	(80,217)
Aiful Corp.	(300)	(1,039)
Ain Holdings, Inc.	(100)	(7,207)
Air Lease Corp.	(261)	(10,330)
Airbus SE	(262)	(21,892)
Akamai Technologies, Inc.	(261)	(12,304)
Aker ASA, A Shares	(329)	(12,459)
Akorn, Inc.	(658)	(22,122)
Alexion Pharmaceuticals, Inc.	(210)	(28,841)
Alibaba Pictures Group Ltd.	(330,000)	(55,744)
Alkermes PLC	(48)	(2,612)
Allegheny Technologies, Inc.	(1,173)	(22,217)
Allergan PLC	(160)	(40,373)
Ally Financial, Inc.	(1,028)	(23,274)
Alstom SA	(1,312)	(47,004)
Alten SA	(176)	(15,195)
Altice NV, Class A	(930)	(22,913)
Altria Group, Inc.	(334)	(21,700)
Amazon.com, Inc.	(53)	(52,352)
Amec Foster Wheeler PLC	(188)	(1,103)
AMERCO	(19)	(7,383)
AmTrust Financial Services, Inc.	(1,086)	(17,376)
Anheuser-Busch InBev SA	(834)	(100,607)
Anixter International, Inc.	(32)	(2,520)
ArcelorMittal	(300)	(7,898)
Arconic, Inc.	(266)	(6,594)
Asahi Group Holdings Ltd.	(400)	(16,304)

	Shares	Value
Reference Entity — Short
Ashland Global Holdings, Inc.	(152)	$(9,875)
Asia Cement Corp.	(28,000)	(24,746)
ASML Holding NV	(451)	(68,011)
athenahealth, Inc.	(275)	(38,038)
Atlantia SpA	(724)	(22,024)
Autodesk, Inc.	(10)	(1,108)
Autoliv, Inc.	(143)	(15,500)
Automatic Data Processing, Inc.	(138)	(16,410)
AutoNation, Inc.	(47)	(1,992)
Avnet, Inc.	(327)	(12,550)
Avon Products, Inc.	(724)	(2,635)
Axel Springer SE	(595)	(37,782)
B&M European Value Retail SA	(3,322)	(15,788)
Balfour Beatty PLC	(654)	(2,277)
Banco BPM SpA	(3,615)	(13,167)
Banco de Sabadell SA	(3,012)	(6,726)
BancorpSouth, Inc.	(259)	(7,783)
Bayerische Motoren Werke AG	(511)	(46,950)
Berkshire Hathaway, Inc., Class B	(82)	(14,348)
BillerudKorsnas AB	(761)	(12,033)
BioMarin Pharmaceutical, Inc.	(272)	(23,863)
Black Knight Financial Services, Inc., Class A	(304)	(12,920)
Blackhawk Network Holdings, Inc.	(433)	(18,900)
Blackstone Mortgage Trust, Inc., Class A	(155)	(4,785)
Blue Buffalo Pet Products, Inc.	(90)	(2,013)
Bollore SA	(24,575)	(114,019)
boohoo.com PLC	(5,350)	(16,613)
BPER Banca	(238)	(1,307)
Bright Horizons Family Solutions, Inc.	(212)	(16,750)
Broadcom Ltd.	(43)	(10,606)
Brookdale Senior Living, Inc.	(592)	(8,406)
Brown & Brown, Inc.	(127)	(5,664)
Brown-Forman Corp., Class B	(155)	(7,657)
Brunello Cucinelli SpA	(578)	(16,979)
BTG PLC	(528)	(4,590)
Buffalo Wild Wings, Inc.	(94)	(10,105)
Cairn Energy PLC	(8,175)	(19,408)
Carlisle Cos., Inc.	(91)	(8,881)
CarMax, Inc.	(26)	(1,722)
Carpenter Technology Corp.	(487)	(19,689)
Casey’s General Stores, Inc.	(76)	(8,113)
CBL & Associates Properties, Inc.	(394)	(3,463)
CBOE Holdings, Inc.	(116)	(10,965)
Cellnex Telecom SA	(2,357)	(53,014)
CF Industries Holdings, Inc.	(957)	(28,088)
CGN Power Co. Ltd., H Shares	(125,000)	(34,210)
CH Robinson Worldwide, Inc.	(73)	(4,789)
Cheniere Energy, Inc.	(49)	(2,215)
Cheung Kong Property Holdings Ltd.	(1,000)	(8,087)
Chicago Bridge & Iron Co. NV	(204)	(3,823)
China Conch Venture Holdings Ltd.	(500)	(929)
China Jinmao Holdings Group Ltd.	(78,000)	(36,206)
China Longyuan Power Group Corp. Ltd., H Shares	(22,000)	(16,089)
China Merchants Port Holdings Co. Ltd.	(2,000)	(6,279)
China Overseas Land & Investment Ltd.	(6,000)	(20,327)
China Resources Beer Holdings Co. Ltd.	(4,000)	(10,100)
China State Construction International Holdings Ltd.	(16,000)	(25,814)
Chr Hansen Holding A/S	(53)	(4,268)
CIE Automotive SA	(184)	(4,554)
Cimpress NV	(22)	(1,941)
Clean Harbors, Inc.	(640)	(36,352)
Clovis Oncology, Inc.	(60)	(5,089)
Coca-Cola European Partners PLC	(46)	(1,997)
Comcast Corp., Class A	(603)	(24,391)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	27

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Compass Minerals International, Inc.	(13)	$(898)
Conduent, Inc.	(240)	(3,962)
Cornerstone OnDemand, Inc.	(99)	(3,991)
Corporate Office Properties Trust	(89)	(2,963)
COSMO Pharmaceuticals NV	(108)	(17,267)
Coty, Inc., Class A	(579)	(11,858)
Credito Emiliano SpA	(1,205)	(10,394)
CTBC Financial Holding Co. Ltd.	(14,000)	(8,995)
CyberAgent, Inc.	(100)	(3,088)
CYBG PLC	(482)	(1,698)
Dai-ichi Life Holdings, Inc.	(800)	(13,819)
Daily Mail & General Trust PLC, A Shares	(1,224)	(10,279)
Danaher Corp.	(60)	(4,889)
DCC PLC	(118)	(10,374)
DDR Corp.	(1,041)	(10,608)
DeNA Co. Ltd.	(2,100)	(46,135)
DENTSPLY SIRONA, Inc.	(35)	(2,171)
Deutsche Boerse AG	(98)	(10,233)
Deutsche Wohnen AG	(180)	(7,133)
DexCom, Inc.	(31)	(2,065)
Diageo PLC	(828)	(26,742)
Diamondback Energy, Inc.	(127)	(12,177)
Dixons Carphone PLC	(954)	(3,388)
Dollar Tree, Inc.	(362)	(26,093)
Domino’s Pizza Group PLC	(3,635)	(12,775)
DONG Energy A/S	(143)	(6,899)
Drillisch AG	(332)	(22,209)
Dufry AG, Registered Shares	(406)	(64,678)
Dycom Industries, Inc.	(77)	(6,976)
E.Sun Financial Holding Co. Ltd.	(3,000)	(1,912)
Eagle Materials, Inc.	(120)	(11,292)
Eclat Textile Co. Ltd.	(5,100)	(58,716)
Ecolab, Inc.	(289)	(38,053)
Elisa Oyj	(133)	(5,475)
Ellie Mae, Inc.	(435)	(37,941)
EMS-Chemie Holding AG, Registered Shares	(53)	(36,878)
Enbridge Energy Management LLC	(175)	(2,656)
Endo International PLC	(550)	(6,061)
Ensco PLC, Class A	(130)	(688)
Envision Healthcare Corp.	(542)	(30,585)
EQT Corp.	(196)	(12,485)
Equifax, Inc.	(60)	(8,726)
Equinix, Inc.	(22)	(9,916)
Erie Indemnity Co., Class A	(58)	(7,393)
Erste Group Bank AG	(49)	(2,030)
Essilor International SA	(14)	(1,772)
Essity AB, Class B	(100)	(2,900)
Exact Sciences Corp.	(80)	(3,104)
Expedia, Inc.	(71)	(11,109)
Facebook, Inc., Class A	(256)	(43,328)
Fastenal Co.	(582)	(25,003)
Feng TAY Enterprise Co. Ltd.	(3,000)	(12,867)
FireEye, Inc.	(208)	(3,043)
Five Below, Inc.	(644)	(31,112)
FleetCor Technologies, Inc.	(292)	(44,401)
Fluor Corp.	(78)	(3,388)
FMC Corp.	(57)	(4,354)
FNB Corp.	(399)	(5,466)
FNF Group	(421)	(20,570)
Forest City Realty Trust, Inc., Class A	(404)	(9,850)
FTI Consulting, Inc.	(178)	(5,840)
Fukuoka Financial Group, Inc.	(3,000)	(13,831)
Galapagos NV	(509)	(40,438)
Galp Energia SGPS SA	(404)	(6,472)
GAM Holding AG	(223)	(3,516)
GCL-Poly Energy Holdings Ltd.	(60,000)	(6,369)

	Shares	Value
Reference Entity — Short
GEA Group AG	(636)	$(25,848)
Geberit AG, Registered Shares	(32)	(15,391)
Gemalto NV	(177)	(9,017)
Genuine Parts Co.	(89)	(7,559)
GGP, Inc.	(311)	(7,032)
Giant Manufacturing Co. Ltd.	(3,000)	(14,808)
Global Payments, Inc.	(20)	(1,887)
Globus Medical, Inc., Class A	(445)	(13,684)
Golden Agri-Resources Ltd.	(17,100)	(4,979)
Grand Canyon Education, Inc.	(264)	(19,422)
Grand City Properties SA	(254)	(5,266)
GRENKE AG	(321)	(27,728)
Grifols SA	(129)	(3,620)
Groupe Eurotunnel SE	(1,252)	(13,883)
Gulfport Energy Corp.	(1,260)	(15,901)
Guotai Junan International Holdings Ltd.	(37,000)	(11,391)
H&R Block, Inc.	(199)	(6,069)
Haitong International Securities Group Ltd.	(37,000)	(21,324)
Hamamatsu Photonics KK	(900)	(28,608)
Hanmi Pharm Co. Ltd.	(105)	(34,517)
Hanmi Science Co. Ltd.	(125)	(9,303)
Harley-Davidson, Inc.	(154)	(7,495)
Harmonic Drive Systems, Inc.	(34)	(1,469)
HealthEquity, Inc.	(480)	(22,018)
Hennes & Mauritz AB, B Shares	(211)	(5,505)
Hexagon AB, B Shares	(872)	(43,087)
Hexcel Corp.	(420)	(21,491)
Hexpol AB	(4,186)	(42,814)
Hilltop Holdings, Inc.	(90)	(2,253)
Hilton Grand Vacations, Inc.	(250)	(9,190)
Hitachi Transport System Ltd.	(100)	(2,302)
Honda Motor Co. Ltd.	(400)	(11,197)
Hope Bancorp, Inc.	(848)	(14,950)
Horizon Pharma PLC	(1,142)	(13,681)
Hormel Foods Corp.	(162)	(5,536)
Hotai Motor Co. Ltd.	(1,000)	(12,152)
Houghton Mifflin Harcourt Co.	(268)	(3,203)
Huaneng Power International, Inc., H Shares	(6,000)	(4,229)
Huatai Securities Co. Ltd., H Shares	(6,000)	(12,039)
Hubbell, Inc.	(56)	(6,652)
Huhtamaki Oyj	(92)	(3,565)
Hyundai Glovis Co. Ltd.	(13)	(1,824)
Hyundai Mobis Co. Ltd.	(43)	(9,450)
IBERIABANK Corp.	(134)	(10,834)
ICA Gruppen AB	(1,454)	(58,260)
IDEX Corp.	(157)	(18,297)
IG Group Holdings PLC	(1,424)	(11,961)
Iida Group Holdings Co. Ltd.	(6,800)	(116,185)
Iliad SA	(19)	(4,713)
Illumina, Inc.	(177)	(30,771)
IMAX Corp.	(104)	(2,226)
Indutrade AB	(26)	(641)
Ingenico Group SA	(434)	(45,524)
Innogy SE	(656)	(27,552)
Inpex Corp.	(500)	(4,866)
Integrated Device Technology, Inc.	(145)	(3,790)
Interactive Brokers Group, Inc., Class A	(257)	(10,293)
Intercontinental Exchange, Inc.	(433)	(28,885)
International Bancshares Corp.	(147)	(5,204)
International Flavors & Fragrances, Inc.	(90)	(11,986)
Interpump Group SpA	(44)	(1,339)
InterXion Holding NV	(2,171)	(103,926)
Intesa Sanpaolo SpA	(7,421)	(25,546)
Isetan Mitsukoshi Holdings Ltd.	(1,200)	(11,694)
Isuzu Motors Ltd.	(100)	(1,371)
Italgas SpA	(11,663)	(64,201)

See Notes to Consolidated Financial Statements.

28	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Japan Exchange Group, Inc.	(400)	$(7,179)
Japan Post Bank Co. Ltd.	(1,800)	(23,120)
JCDecaux SA	(78)	(2,778)
JM Smucker Co.	(6)	(731)
John Bean Technologies Corp.	(139)	(12,844)
Jones Lang LaSalle, Inc.	(50)	(6,361)
Julius Baer Group Ltd.	(13)	(736)
Just Eat PLC	(7,347)	(60,179)
Kakao Corp.	(211)	(22,602)
Kangwon Land, Inc.	(232)	(7,673)
Kansas City Southern	(10)	(1,032)
Kawasaki Heavy Industries Ltd.	(1,000)	(3,184)
Kawasaki Kisen Kaisha Ltd.	(13,800)	(34,263)
KBC Ancora	(53)	(2,816)
Keio Corp.	(1,000)	(8,374)
Kemper Corp.	(477)	(18,722)
KeyCorp	(493)	(8,894)
Kimco Realty Corp.	(436)	(8,798)
Kinder Morgan, Inc.	(1,198)	(24,475)
Kinnevik AB, Class B	(1,761)	(54,062)
Knight Transportation, Inc.	(204)	(7,273)
Komatsu Ltd.	(100)	(2,682)
Kone Oyj, Class B	(321)	(16,720)
Konecranes Oyj	(395)	(17,623)
Koninklijke Ahold Delhaize NV	(152)	(3,109)
Korea Aerospace Industries Ltd.	(144)	(6,661)
Kosmos Energy Ltd.	(814)	(5,372)
Kraft Heinz Co.	(158)	(13,819)
Kyocera Corp.	(1,000)	(60,750)
Kyowa Exeo Corp.	(200)	(3,415)
Kyushu Financial Group, Inc.	(300)	(1,882)
La Quinta Holdings, Inc.	(360)	(5,368)
Ladbrokes Coral Group PLC	(2,360)	(3,939)
Lancashire Holdings Ltd.	(475)	(4,556)
Laredo Petroleum, Inc.	(1,032)	(13,375)
LaSalle Hotel Properties	(179)	(5,288)
LCI Industries	(56)	(5,978)
Lee & Man Paper Manufacturing Ltd.	(3,000)	(3,195)
LG Chem Ltd.	(2)	(586)
Liberty Global PLC LiLAC, Class C	(1,029)	(26,260)
Liberty Ventures, Series A	(496)	(30,048)
Ligand Pharmaceuticals, Inc.	(66)	(7,980)
LivaNova PLC	(129)	(7,861)
LKQ Corp.	(1,488)	(51,425)
Lumentum Holdings, Inc.	(76)	(4,758)
M&T Bank Corp.	(130)	(21,210)
MACOM Technology Solutions Holdings, Inc., H Shares	(665)	(40,266)
Macquarie Infrastructure Corp.	(9)	(682)
Magellan Health, Inc.	(43)	(3,206)
Mallinckrodt PLC	(68)	(3,114)
MAN SE	(510)	(56,477)
Markel Corp.	(16)	(17,144)
MarketAxess Holdings, Inc.	(9)	(1,826)
MasTec, Inc.	(48)	(2,218)
Mattel, Inc.	(952)	(19,059)
MAXIMUS, Inc.	(307)	(18,531)
McDonald’s Holdings Co. Japan Ltd.	(400)	(16,254)
MDU Resources Group, Inc.	(177)	(4,664)
Medical Properties Trust, Inc.	(708)	(9,190)
Mediclinic International PLC	(7,439)	(72,662)
Medidata Solutions, Inc.	(321)	(24,656)
Meggitt PLC	(118)	(783)
Melco International Development Ltd.	(1,000)	(2,363)
Mellanox Technologies Ltd.	(424)	(19,907)
MGM Resorts International	(914)	(30,098)

	Shares	Value
Reference Entity — Short
Mid-America Apartment Communities, Inc.	(131)	$(13,562)
MINEBEA MITSUMI, Inc.	(700)	(11,533)
MISUMI Group, Inc.	(1,300)	(32,240)
Mitsubishi Corp.	(200)	(4,342)
Mitsubishi Heavy Industries Ltd.	(2,000)	(7,952)
Molson Coors Brewing Co., Class B	(10)	(890)
Mosaic Co.	(467)	(11,273)
Murata Manufacturing Co. Ltd.	(300)	(46,671)
Mylan NV	(259)	(10,098)
Nabtesco Corp.	(300)	(9,739)
Nanya Technology Corp.	(16,000)	(32,996)
National Instruments Corp.	(491)	(20,200)
Natixis SA	(1,009)	(7,332)
NAVER Corp.	(2)	(1,436)
Nektar Therapeutics	(569)	(12,421)
Nestlé SA, Registered Shares	(397)	(33,511)
NetScout Systems, Inc.	(230)	(7,935)
Nevro Corp.	(532)	(45,784)
New York Community Bancorp, Inc.	(589)	(7,734)
Nexon Co. Ltd.	(3,900)	(81,059)
Nexstar Media Group, Inc., Class A	(206)	(13,472)
NextEra Energy, Inc.	(26)	(3,798)
NGK Spark Plug Co. Ltd.	(300)	(6,057)
Nielsen Holdings PLC	(41)	(1,763)
Nihon M&A Center, Inc.	(500)	(20,076)
Nippon Paint Holdings Co. Ltd.	(1,800)	(69,211)
Nippon Yusen KK	(5,000)	(9,545)
Nipro Corp.	(300)	(4,069)
Nomura Holdings, Inc.	(2,400)	(14,259)
Nomura Research Institute Ltd.	(100)	(3,743)
Nordex SE	(462)	(6,308)
Norfolk Southern Corp.	(14)	(1,576)
Norwegian Cruise Line Holdings Ltd.	(555)	(30,564)
Novozymes A/S, B Shares	(809)	(37,356)
Nuance Communications, Inc.	(301)	(5,207)
Occidental Petroleum Corp.	(99)	(6,131)
Odakyu Electric Railway Co. Ltd.	(300)	(5,943)
Oil States International, Inc.	(72)	(1,789)
Old National Bancorp	(249)	(4,059)
OneMain Holdings, Inc.	(95)	(2,540)
Oracle Corp.	(179)	(8,937)
Oracle Corp. Japan	(100)	(6,721)
Otsuka Holdings Co. Ltd.	(100)	(4,404)
Ottogi Corp.	(1)	(700)
Outfront Media, Inc.	(312)	(7,135)
PACCAR, Inc.	(92)	(6,297)
Pacira Pharmaceuticals, Inc.	(588)	(23,226)
PacWest Bancorp	(55)	(2,641)
Palo Alto Networks, Inc.	(73)	(9,620)
Pandora Media, Inc.	(793)	(7,097)
Park Hotels & Resorts, Inc.	(433)	(11,661)
Parsley Energy, Inc., Class A	(1,841)	(53,904)
Patheon NV	(694)	(24,262)
Paycom Software, Inc.	(95)	(6,659)
PayPal Holdings, Inc.	(760)	(44,498)
PBF Energy, Inc., Class A	(390)	(8,880)
Pegasystems, Inc.	(43)	(2,599)
Pennon Group PLC	(121)	(1,286)
Penske Automotive Group, Inc.	(193)	(8,403)
Pentair PLC	(277)	(17,470)
Penumbra, Inc.	(280)	(22,862)
Persol Holdings Co. Ltd.	(1,800)	(34,128)
PetroChina Co. Ltd., H Shares	(80,000)	(51,469)
Physicians Realty Trust	(70)	(1,303)
Piedmont Office Realty Trust, Inc., Class A	(132)	(2,773)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	29

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Pinnacle Financial Partners, Inc.	(48)	$(3,067)
Platform Specialty Products Corp.	(3,999)	(56,026)
Polaris Industries, Inc.	(6)	(538)
Porsche Automobil Holding SE, Preference Shares	(140)	(8,013)
Post Holdings, Inc.	(312)	(25,958)
Poste Italiane SpA	(3,113)	(22,915)
Prestige Brands Holdings, Inc.	(106)	(5,685)
PriceSmart, Inc.	(163)	(13,733)
ProAssurance Corp.	(117)	(7,231)
Procter & Gamble Co.	(102)	(9,264)
Prosperity Bancshares, Inc.	(116)	(7,436)
QTS Realty Trust, Inc., Class A	(104)	(5,561)
QUALCOMM, Inc.	(269)	(14,308)
Radius Health, Inc.	(325)	(14,310)
Raiffeisen Bank International AG	(34)	(1,002)
Range Resources Corp.	(748)	(15,790)
Rational AG	(7)	(4,396)
Rayonier, Inc.	(178)	(5,174)
RealPage, Inc.	(312)	(12,090)
Realty Income Corp.	(12)	(685)
Reckitt Benckiser Group PLC	(68)	(6,611)
Red Electrica Corp. SA	(1,157)	(24,787)
Regency Centers Corp.	(141)	(9,337)
Renault SA	(89)	(8,018)
Resona Holdings, Inc.	(500)	(2,576)
Rexnord Corp.	(938)	(21,724)
RLI Corp.	(431)	(25,024)
Rotork PLC	(14,291)	(43,654)
Royal Gold, Inc.	(244)	(21,145)
RSP Permian, Inc.	(1,489)	(51,162)
Rubis SCA	(1,728)	(109,990)
Salvatore Ferragamo SpA	(120)	(3,478)
Sarepta Therapeutics, Inc.	(143)	(5,517)
Sawai Pharmaceutical Co. Ltd.	(1,400)	(78,906)
Schibsted ASA, B Shares	(360)	(8,424)
Sembcorp Industries Ltd.	(15,300)	(36,438)
Sensata Technologies Holding NV	(482)	(21,748)
ServiceNow, Inc.	(118)	(13,033)
SFR Group SA	(552)	(20,547)
Shire PLC	(843)	(47,126)
Signature Bank	(73)	(10,116)
Signet Jewelers Ltd.	(104)	(6,361)
Silgan Holdings, Inc.	(70)	(2,121)
Silicon Laboratories, Inc.	(27)	(2,028)
Sinclair Broadcast Group, Inc., Class A	(97)	(3,497)
Singapore Post Ltd.	(400)	(388)
SinoPac Financial Holdings Co. Ltd.	(16,000)	(5,017)
Skechers U.S.A., Inc., Class A	(73)	(2,051)
Sky PLC	(774)	(9,864)
SM Energy Co.	(364)	(6,330)
SMC Corp.	(100)	(31,791)
Snam SpA	(948)	(4,485)
Snyder’s-Lance, Inc.	(763)	(26,545)
Société BIC SA	(99)	(11,612)
Sodexo SA	(30)	(3,544)
SoftBank Group Corp.	(100)	(8,060)
Southern Co.	(77)	(3,691)
Spectrum Brands Holdings, Inc.	(47)	(5,426)
Spirax-Sarco Engineering PLC	(121)	(8,881)
Spirit Airlines, Inc.	(37)	(1,437)
Sports Direct International PLC	(7,286)	(36,453)
St. James’s Place PLC	(1,819)	(29,217)
St. Joe Co.	(101)	(1,823)
Stericycle, Inc.	(544)	(41,931)
Sumitomo Electric Industries Ltd.	(100)	(1,616)

	Shares	Value
Reference Entity — Short
Sumitomo Mitsui Financial Group, Inc.	(200)	$(7,717)
Sumitomo Mitsui Trust Holdings, Inc.	(100)	(3,672)
Summit Materials, Inc., Class A	(1,288)	(36,631)
Sunrise Communications Group AG	(304)	(23,975)
Superior Energy Services, Inc.	(171)	(1,840)
Synaptics, Inc.	(112)	(5,892)
Synchrony Financial	(24)	(728)
SYNNEX Corp.	(29)	(3,449)
Syntel, Inc.	(550)	(10,719)
Taiyo Nippon Sanso Corp.	(3,600)	(41,605)
Takara Bio, Inc.	(1,100)	(14,815)
Takeda Pharmaceutical Co. Ltd.	(300)	(15,848)
Targa Resources Corp.	(420)	(19,492)
Telefonaktiebolaget LM Ericsson, B Shares	(1,077)	(6,971)
Telefonica Deutschland Holding AG	(13,166)	(68,012)
Teleperformance	(229)	(31,907)
Tesla, Inc.	(181)	(58,548)
Tiffany & Co.	(59)	(5,635)
T-Mobile U.S., Inc.	(53)	(3,268)
Tod’s SpA	(293)	(20,360)
Toray Industries, Inc.	(1,300)	(11,739)
Total System Services, Inc.	(302)	(19,165)
Toyota Industries Corp.	(1,400)	(75,113)
Tractor Supply Co.	(49)	(2,750)
TransUnion	(148)	(6,783)
TRI Pointe Group, Inc.	(4,644)	(61,765)
Tribune Media Co., Class A	(369)	(15,553)
TripAdvisor, Inc.	(659)	(25,714)
Triumph Group, Inc.	(334)	(8,550)
Tullow Oil PLC	(647)	(1,439)
Twitter, Inc.	(177)	(2,848)
Tyler Technologies, Inc.	(203)	(34,877)
UBM PLC	(1,060)	(10,121)
UBS Group AG, Registered Shares	(850)	(14,782)
Ultragenyx Pharmaceutical, Inc.	(189)	(12,534)
Under Armour, Inc., Class C	(301)	(5,451)
UniCredit SpA	(2,367)	(46,521)
Union Pacific Corp.	(160)	(16,474)
Unione di Banche Italiane SpA	(3,020)	(14,590)
UnipolSai Assicurazioni SpA	(7,507)	(17,354)
United Bankshares, Inc.	(222)	(7,659)
United Internet AG, Registered Shares	(50)	(3,044)
United Natural Foods, Inc.	(322)	(12,407)
United Utilities Group PLC	(3,720)	(44,084)
USG Corp.	(140)	(3,786)
Ushio, Inc.	(200)	(2,807)
Vail Resorts, Inc.	(125)	(26,345)
Vallourec SA	(6,383)	(37,759)
VAT Group AG	(55)	(7,235)
Ventas, Inc.	(69)	(4,647)
VEREIT, Inc.	(866)	(7,196)
Victrex PLC	(1,229)	(31,985)
Visa, Inc., Class A	(71)	(7,069)
Vivendi SA	(127)	(2,935)
Vonovia SE	(1,038)	(42,065)
Vulcan Materials Co.	(194)	(23,885)
Wabtec Corp.	(430)	(32,405)
Wacker Chemie AG	(34)	(4,220)
Waddell & Reed Financial, Inc., Class A	(335)	(6,924)
Walt Disney Co.	(214)	(23,525)
Weatherford International PLC	(5,484)	(24,459)
WEC Energy Group, Inc.	(170)	(10,705)
Welbilt, Inc.	(176)	(3,430)
Wells Fargo & Co.	(102)	(5,502)
Wendel SA	(20)	(3,009)

See Notes to Consolidated Financial Statements.

30	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
West Pharmaceutical Services, Inc.	(132)	$(11,708)
Whirlpool Corp.	(29)	(5,159)
Whitbread PLC	(197)	(10,004)
Willis Towers Watson PLC	(42)	(6,253)
Workday, Inc., Class A	(32)	(3,268)
WPX Energy, Inc.	(900)	(9,702)
WR Berkley Corp.	(216)	(14,898)
WR Grace & Co.	(339)	(23,377)
XPO Logistics, Inc.	(659)	(39,612)
Xylem, Inc.	(84)	(4,765)
Yahoo Japan Corp.	(13,600)	(61,553)
Yakult Honsha Co. Ltd.	(400)	(27,258)
Yamato Kogyo Co. Ltd.	(200)	(5,606)
Yelp, Inc.	(571)	(18,575)
Zayo Group Holdings, Inc.	(202)	(6,624)
Total Reference Entity — Short		(8,560,289)
Net Value of Reference Entity — Citibank N.A.		$1,044,667

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of period end, expiration date 2/05/18 - 8/16/18:

	Shares	Value
Reference Entity — Long
A2A SpA	25,583	$43,520
AbbVie, Inc.	871	60,892
Aberdeen Asset Management PLC	3,266	14,197
Acacia Mining PLC	1,192	2,742
Acciona SA	114	9,745
ACEA SpA	262	3,933
Activision Blizzard, Inc.	28	1,730
Adecco Group AG, Registered Shares	16	1,221
Aflac, Inc.	648	51,678
AGNC Investment Corp.	239	5,062
Agricultural Bank of China Ltd., H Shares	35,000	16,325
Air Products & Chemicals, Inc.	33	4,691
Alcoa Corp.	970	35,308
Alfresa Holdings Corp.	500	9,202
Align Technology, Inc.	92	15,385
Allegion PLC	185	15,029
Alliant Energy Corp.	29	1,175
Allianz SE, Registered Shares	35	7,461
Allreal Holding AG, Registered Shares	12	2,182
AMC Networks, Inc., Class A	56	3,581
Ameren Corp.	700	39,270
American Express Co.	147	12,529
American Financial Group, Inc.	336	34,070
American Water Works Co., Inc.	93	7,542
Amgen, Inc.	32	5,584
Anadarko Petroleum Corp.	30	1,370
ANDRITZ AG	33	2,020
Anglo American PLC	113	1,869
Anima Holding SpA	216	1,753
ANSYS, Inc.	59	7,643
AO Smith Corp.	484	25,918
Aoyama Trading Co. Ltd.	100	3,486
Aozora Bank Ltd.	21,000	80,704
AP Moller - Maersk A/S, Class B	1	2,183
Apartment Investment & Management Co., Class A	71	3,234
APERAM SA	999	48,554
Apple Hospitality REIT, Inc.	333	6,147
Applied Industrial Technologies, Inc.	18	1,017

	Shares	Value
Reference Entity — Long
Arch Capital Group Ltd.	327	$31,804
Arrow Electronics, Inc.	132	10,730
Ashmore Group PLC	870	4,130
ASM International NV	257	15,466
ASM Pacific Technology Ltd.	600	7,754
Aspen Technology, Inc.	1,015	57,723
ASR Nederland NV	537	20,311
Assured Guaranty Ltd.	534	24,035
Astellas Pharma, Inc.	800	10,188
Atmos Energy Corp.	87	7,548
Atos SE	1,058	160,853
Autogrill SpA	6,682	79,336
AutoZone, Inc.	33	17,814
AvalonBay Communities, Inc.	76	14,619
Avis Budget Group, Inc.	54	1,662
Aviva PLC	1,566	11,131
AVX Corp.	162	2,895
Azbil Corp.	1,000	39,502
Baloise Holding AG	364	58,482
Bank of Communications Co. Ltd., H Shares	29,000	21,451
Bank of Hawaii Corp.	256	21,420
Barnes Group, Inc.	72	4,333
Barratt Developments PLC	636	5,165
BASF SE	312	29,702
Beazley PLC	602	4,068
Becton Dickinson and Co.	113	22,758
Befimmo SA	9	559
Beijing Enterprises Holdings Ltd.	3,500	18,575
BGC Partners, Inc., Class A	397	5,006
Biogen, Inc.	52	15,059
BKW AG	384	21,881
Bloomin’ Brands, Inc.	330	5,752
Bodycote PLC	227	2,725
Boeing Co.	122	29,580
Boston Properties, Inc.	66	7,980
Boston Scientific Corp.	838	22,308
Bouygues SA	52	2,229
Brandywine Realty Trust	59	992
Brinker International, Inc.	783	27,773
Britvic PLC	2,817	26,527
Broadridge Financial Solutions, Inc.	85	6,448
Brother Industries Ltd.	800	20,412
Bruker Corp.	60	1,721
Burlington Stores, Inc.	412	35,856
BWX Technologies, Inc.	437	23,021
Cabot Oil & Gas Corp.	240	5,969
Camden Property Trust	8	718
Canon Marketing Japan, Inc.	1,600	35,342
Capgemini SE	133	14,480
CapitaLand Commercial Trust	49,800	63,177
Carter’s, Inc.	191	16,565
Caterpillar, Inc.	60	6,837
CDK Global, Inc.	602	39,600
CDW Corp.	273	17,316
Celanese Corp., Series A	7	673
Celgene Corp.	519	70,278
CenterPoint Energy, Inc.	43	1,212
Centrica PLC	8,704	22,802
CenturyLink, Inc.	861	20,035
Charles River Laboratories International, Inc.	14	1,375
Chemed Corp.	17	3,357
Chemours Co.	71	3,380
Chevron Corp.	26	2,839
Chimera Investment Corp.	1,379	25,953
China Construction Bank Corp., H Shares	54,000	44,837
China Minsheng Banking Corp. Ltd., H Shares	13,500	13,568

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	31

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
China Mobile Ltd.	3,000	$32,067
Christian Dior SE	30	8,543
Church & Dwight Co., Inc.	82	4,375
Cie Générale des Etablissements Michelin	87	11,783
Cie Plastic Omnium SA	138	5,311
Cimarex Energy Co.	465	46,049
Cintas Corp.	265	35,735
Cirrus Logic, Inc.	66	4,055
Citizen Watch Co. Ltd.	200	1,487
Citrix Systems, Inc.	453	35,778
Clariant AG, Registered Shares	165	3,834
Close Brothers Group PLC	995	20,231
CLP Holdings Ltd.	1,500	15,983
CMS Energy Corp.	13	601
Coca-Cola HBC AG	198	5,986
Cofinimmo SA	39	4,953
Coherent, Inc.	21	5,565
Comerica, Inc.	134	9,690
Conagra Brands, Inc.	266	9,108
ConocoPhillips	86	3,902
Consolidated Edison, Inc.	284	23,532
Copart, Inc.	465	14,643
Core Laboratories NV	64	6,434
CoreCivic, Inc.	53	1,468
CoreLogic, Inc.	637	29,015
CoreSite Realty Corp.	40	4,343
Corning, Inc.	937	27,304
Covestro AG	314	24,350
Crane Co.	55	4,152
Credit Acceptance Corp.	5	1,245
Credit Saison Co. Ltd.	700	13,483
CSPC Pharmaceutical Group Ltd.	28,000	43,633
CSX Corp.	135	6,661
Cummins, Inc.	180	30,222
Curtiss-Wright Corp.	77	7,424
Daelim Industrial Co. Ltd.	485	39,744
Dai Nippon Printing Co. Ltd.	1,000	11,030
Daiichikosho Co. Ltd.	100	4,816
Daiwa Securities Group, Inc.	1,000	5,759
Dassault Aviation SA	13	19,518
DCT Industrial Trust, Inc.	525	29,578
Dell Technologies, Inc., Class V	363	23,330
Delta Air Lines, Inc.	97	4,788
Devon Energy Corp.	67	2,232
Dfds A/S	527	30,057
DIC Corp.	100	3,772
Dick’s Sporting Goods, Inc.	30	1,120
D’ieteren SA/NV	7	332
Discovery Communications, Inc., Class A	106	2,608
Distribuidora Internacional de Alimentacion SA	74	498
Dolby Laboratories, Inc., Class A	244	12,627
Domino’s Pizza, Inc.	170	31,705
Dongbu Insurance Co. Ltd.	593	42,443
Douglas Emmett, Inc.	105	4,017
Dr. Pepper Snapple Group, Inc.	495	45,124
Dril-Quip, Inc.	120	5,352
DS Smith PLC	585	3,727
Dun & Bradstreet Corp.	19	2,104
E*TRADE Financial Corp.	376	15,416
East West Bancorp, Inc.	17	969
EastGroup Properties, Inc.	335	29,205
Eastman Chemical Co.	123	10,229
Ebro Foods SA	1,822	43,612
Echostar Corp, Class A	91	5,526
Edison International	307	24,155
Eiffage SA	15	1,453

	Shares	Value
Reference Entity — Long
Eisai Co. Ltd.	100	$5,359
Electrocomponents PLC	4,205	34,416
Eli Lilly & Co.	97	8,018
Energizer Holdings, Inc.	93	4,285
EnerSys	270	19,513
Entegris, Inc.	24	626
Entergy Corp.	519	39,818
EOG Resources, Inc.	86	8,182
EPR Properties	33	2,389
Equity Lifestyle Properties, Inc.	48	4,190
Equity Residential	128	8,712
Essex Property Trust, Inc.	15	3,926
Estee Lauder Cos., Inc., Class A	7	693
Euler Hermes Group	69	8,249
Eurazeo SA	43	3,510
Euronet Worldwide, Inc.	6	580
Evonik Industries AG	1,464	49,860
Exelon Corp.	763	29,253
Extra Space Storage, Inc.	51	4,056
Exxon Mobil Corp.	299	23,932
Ezaki Glico Co. Ltd.	100	5,258
Fair Isaac Corp.	20	2,851
Federal Realty Investment Trust	58	7,693
FedEx Corp.	110	22,883
Fifth Third Bancorp	49	1,308
FinecoBank Banca Fineco SpA	614	5,381
First American Financial Corp.	543	26,287
First Industrial Realty Trust, Inc.	98	2,991
FirstEnergy Corp.	999	31,878
Foot Locker, Inc.	16	755
Fortinet, Inc.	167	6,164
Fortive Corp.	66	4,273
Franklin Resources, Inc.	128	5,732
Fresenius Medical Care AG & Co. KGaA	86	8,110
FUCHS PETROLUB SE, Preference Shares	68	4,037
Fulton Financial Corp.	994	18,142
G4S PLC	242	1,050
GameStop Corp., Class A	134	2,906
Gartner, Inc.	32	4,106
GATX Corp.	23	1,422
General Mills, Inc.	17	946
Gentex Corp.	737	12,544
Genting Singapore PLC	6,800	5,843
Getinge AB, B Shares	949	16,474
Gilead Sciences, Inc.	925	70,383
GKN PLC	15,467	65,617
GlaxoSmithKline PLC	264	5,255
Glory Ltd.	600	19,980
Goodyear Tire & Rubber Co.	127	4,002
Grafton Group PLC	1,129	11,434
Great Wall Motor Co. Ltd., H Shares	1,500	1,921
Groupon, Inc.	328	1,233
Grupo Catalana Occidente SA	27	1,201
GungHo Online Entertainment, Inc.	6,900	18,643
Haemonetics Corp.	88	3,619
Halliburton Co.	63	2,674
Hana Financial Group, Inc.	192	8,760
Hannover Rueck SE	411	51,876
Hanwha Chemical Corp.	607	18,296
Harris Corp.	41	4,693
Hartford Financial Services Group, Inc.	106	5,830
Haseko Corp.	1,500	18,781
Hawaiian Holdings, Inc.	145	6,003
HEICO Corp., Class A	51	3,624
Heiwa Corp.	100	2,200
Helvetia Holding AG, Registered Shares	9	5,030

See Notes to Consolidated Financial Statements.

32	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Herman Miller, Inc.	263	$8,857
Hewlett Packard Enterprise Co.	333	5,831
Highwoods Properties, Inc.	23	1,185
Hill-Rom Holdings, Inc.	259	19,301
Hiscox Ltd.	552	9,457
Hitachi Chemical Co. Ltd.	900	25,587
Hitachi High-Technologies Corp.	100	3,681
Hitachi Ltd.	2,000	13,760
HK Electric Investments & HK Electric Investments Ltd.	7,500	7,113
HOCHTIEF AG	17	3,034
Holmen AB, B Shares	129	5,826
Hologic, Inc.	635	28,073
Home Depot, Inc.	15	2,244
Host Hotels & Resorts, Inc.	138	2,575
Howden Joinery Group PLC	1,515	8,497
Hoya Corp.	2,100	118,413
HP, Inc.	2,271	43,376
Humana, Inc.	8	1,850
Hyosung Corp.	382	57,186
Hyundai Engineering & Construction Co. Ltd.	811	32,799
IDACORP, Inc.	136	11,745
Illinois Tool Works, Inc.	321	45,168
IMI PLC	682	10,830
Indivior PLC	15,690	79,426
Industria Macchine Automatiche SpA	35	3,470
Infineon Technologies AG	988	21,456
InterDigital, Inc.	51	3,715
Intuit, Inc.	238	32,656
Investors Bancorp, Inc.	230	3,054
Ionis Pharmaceuticals, Inc.	47	2,463
ISS A/S	473	19,391
Ito En Ltd.	900	33,281
ITOCHU Corp.	1,700	26,659
Itron, Inc.	98	7,154
ITV PLC	5,834	13,341
Izumi Co. Ltd.	300	15,651
J Sainsbury PLC	3,825	12,358
Jabil, Inc.	149	4,546
Jack Henry & Associates, Inc.	344	36,918
JD Sports Fashion PLC	1,841	8,702
JM AB	279	9,793
John Wiley & Sons, Inc., Class A	47	2,597
JPMorgan Chase & Co.	56	5,141
JSR Corp.	1,200	21,146
Juniper Networks, Inc.	903	25,239
Jupiter Fund Management PLC	1,127	7,929
Kagome Co. Ltd.	300	9,113
Kajima Corp.	7,000	61,037
Kaken Pharmaceutical Co. Ltd.	300	15,968
Kamigumi Co. Ltd.	2,000	21,434
Kaneka Corp.	2,000	16,026
Kao Corp.	1,600	97,415
KAR Auction Services, Inc.	288	12,108
KB Financial Group, Inc.	973	51,735
Kennametal, Inc.	22	812
Kerry Properties Ltd.	1,000	3,504
Kobe Steel Ltd.	500	6,254
Koito Manufacturing Co. Ltd.	100	5,842
Konica Minolta, Inc.	4,400	36,446
Koninklijke DSM NV	384	28,327
Kose Corp.	100	11,128
Kroger Co.	514	12,603
Laboratory Corp. of America Holdings	19	3,019
LANXESS AG	21	1,619
Legal & General Group PLC	3,965	14,039

	Shares	Value
Reference Entity — Long
Lenovo Group Ltd.	2,000	$1,237
Leroy Seafood Group ASA	684	3,970
Leucadia National Corp.	19	495
LG Corp.	826	55,646
LG Display Co. Ltd.	561	15,830
LG Electronics, Inc.	196	11,749
Liberty Media Corp.-Liberty Formula One, Class C	41	1,442
Liberty Media Corp.-Liberty SiriusXM, Class C	78	3,588
Liberty Property Trust	80	3,362
LifePoint Health, Inc.	233	13,840
Lincoln Electric Holdings, Inc.	49	4,276
Lincoln National Corp.	92	6,722
Lion Corp.	100	2,141
LIXIL Group Corp.	300	7,721
Loews Corp.	252	12,267
Loomis AB, Class B	183	6,800
Lotte Chemical Corp.	49	16,133
Louisiana-Pacific Corp.	144	3,616
Lowe’s Cos., Inc.	255	19,737
Mabuchi Motor Co. Ltd.	100	5,270
Madison Square Garden Co., Class A	17	3,735
ManpowerGroup, Inc.	414	44,360
Mapletree Logistics Trust	14,400	12,746
Marathon Oil Corp.	309	3,779
Marks & Spencer Group PLC	1,117	4,747
Marriott Vacations Worldwide Corp.	198	23,136
Marsh & McLennan Cos., Inc.	129	10,058
Marubeni Corp.	700	4,639
Mediaset Espana Comunicacion SA	5,873	74,022
Mediaset SpA	1,787	6,985
Medipal Holdings Corp.	300	5,490
Merck & Co., Inc.	34	2,172
METRO AG	204	2,292
Metro Wholesale & Food Specialist AG	204	4,121
Metropole Television SA	1,237	29,929
MGIC Investment Corp.	1,404	16,385
Michaels Cos., Inc.	270	5,438
Micron Technology, Inc.	182	5,118
Mitchells & Butlers PLC	855	2,728
Mitsubishi Chemical Holdings Corp.	200	1,674
MKS Instruments, Inc.	142	11,878
Mochida Pharmaceutical Co. Ltd.	500	34,837
Mohawk Industries, Inc.	12	2,988
Moneysupermarket.com Group PLC	11,387	49,856
Morinaga & Co. Ltd.	100	5,731
Motorola Solutions, Inc.	63	5,713
MTR Corp. Ltd.	7,000	40,422
Mueller Industries, Inc.	120	3,780
Nagase & Co. Ltd.	1,500	23,547
Nagoya Railroad Co. Ltd.	4,000	18,344
Nasdaq, Inc.	84	6,247
National Beverage Corp.	119	12,152
National Health Investors, Inc.	189	14,600
National Retail Properties, Inc.	287	11,474
NCC AB, B Shares	353	9,185
NCR Corp.	75	2,839
NetApp, Inc.	56	2,432
New China Life Insurance Co. Ltd., H Shares	100	644
Newfield Exploration Co.	1,736	49,875
Newmont Mining Corp.	16	595
News Corp., Class A	524	7,498
Nexans SA	265	15,180
Nexity SA	24	1,287
NHK Spring Co. Ltd.	2,400	25,921
Nichirei Corp.	700	19,674

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	33

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Nihon Kohden Corp.	200	$4,780
Nikon Corp.	4,000	70,479
Nippon Express Co. Ltd.	5,000	31,929
Nippon Paper Industries Co. Ltd.	500	9,968
Nissan Motor Co. Ltd.	6,300	62,554
Novo Nordisk A/S, Class B	818	34,789
NTN Corp.	1,000	4,654
NVR, Inc.	5	13,052
Oceaneering International, Inc.	236	6,053
OGE Energy Corp.	164	5,881
Omnicom Group, Inc.	325	25,592
ONE Gas, Inc.	116	8,442
ONEOK, Inc.	128	7,241
O’Reilly Automotive, Inc.	39	7,968
Orion Oyj, Class B	54	2,729
Orkla ASA	129	1,329
Oshkosh Corp.	39	2,686
OSRAM Licht AG	174	14,500
Otsuka Corp.	100	6,551
Oversea-Chinese Banking Corp. Ltd.	1,900	15,913
Owens & Minor, Inc.	305	9,830
Owens Corning	16	1,073
Pagegroup PLC	6,146	39,728
Panasonic Corp.	4,300	59,225
Pandora A/S	151	17,378
Parker-Hannifin Corp.	177	29,378
Partners Group Holding AG	5	3,246
People’s United Financial, Inc.	395	6,889
PerkinElmer, Inc.	123	8,097
Persimmon PLC	1,043	34,462
Pfizer, Inc.	1,625	53,885
PG&E Corp.	116	7,852
Pioneer Natural Resources Co.	84	13,700
Pitney Bowes, Inc.	523	8,232
Playtech PLC	1,102	13,965
Pool Corp.	130	14,056
Popular, Inc.	83	3,498
Portland General Electric Co.	17	760
Power Assets Holdings Ltd.	5,500	54,476
PRA Health Sciences, Inc.	93	6,919
Progressive Corp.	310	14,610
Prudential Financial, Inc.	59	6,681
Prudential PLC	114	2,782
PS Business Parks, Inc.	244	32,808
PSP Swiss Property AG, Registered Shares	74	6,733
PVH Corp.	35	4,175
Quest Diagnostics, Inc.	25	2,708
Randstad Holding NV	442	26,651
Raytheon Co.	51	8,760
Recordati SpA	42	1,795
Regal Entertainment Group, Class A	346	6,581
Reliance Steel & Aluminum Co.	122	8,828
RELX PLC	4,206	91,612
Rentokil Initial PLC	4,517	17,311
Republic Services, Inc.	553	35,514
Rheinmetall AG	321	32,032
Rockwool International A/S, B Shares	46	10,469
Ross Stores, Inc.	340	18,809
Royal Caribbean Cruises Ltd.	24	2,714
RSA Insurance Group PLC	402	3,461
S-1 Corp.	101	8,322
Saab AB, Class B	376	17,446
Sage Group PLC	7,007	62,313
Sally Beauty Holdings, Inc.	472	9,549
Salmar ASA	325	8,449
Sandvik AB	518	8,163

	Shares	Value
Reference Entity — Long
Sankyo Co. Ltd.	200	$6,564
Sankyu, Inc.	2,000	15,064
Sanmina Corp.	493	17,674
Sanofi	51	4,860
SATS Ltd.	20,500	73,039
SBA Communications Corp.	46	6,327
Schlumberger Ltd.	219	15,023
Schroders PLC	552	25,084
SCREEN Holdings Co. Ltd.	100	6,684
Scripps Networks Interactive, Inc., Class A	323	28,233
Seino Holdings Co. Ltd.	300	4,039
Sekisui Chemical Co. Ltd.	2,600	47,893
Selective Insurance Group, Inc.	40	2,026
Sensient Technologies Corp.	226	16,805
SGS SA, Registered Shares	5	11,051
Shanghai Industrial Holdings Ltd.	5,000	14,449
Sherwin-Williams Co.	30	10,118
Shimao Property Holdings Ltd.	3,500	6,972
Shionogi & Co. Ltd.	200	10,678
Shiseido Co. Ltd.	500	17,662
Showa Denko KK	100	2,603
Showa Shell Sekiyu KK	200	2,179
Sika AG	1	6,891
Simpson Manufacturing Co., Inc.	515	22,809
Singapore Airlines Ltd.	1,000	7,664
Sino Biopharmaceutical Ltd.	8,000	7,063
Sinopharm Group Co. Ltd., H Shares	15,200	63,619
SK Holdings Co. Ltd.	104	25,225
SK Telecom Co. Ltd.	168	41,538
Skandinaviska Enskilda Banken AB, Class A	1,027	13,006
SKF AB, B Shares	277	5,506
Skylark Co. Ltd.	500	7,546
Smith & Nephew PLC	288	5,011
Smiths Group PLC	318	6,441
Snap-on, Inc.	34	5,243
Societa Iniziative Autostradali e Servizi SpA	4,038	55,562
Sofina SA	162	24,125
S-Oil Corp.	233	24,271
Sojitz Corp.	800	2,015
Solvay SA	30	4,301
Sompo Holdings, Inc.	500	19,611
Sonae SGPS SA	9,246	10,625
SPIE SA	66	1,855
Splunk, Inc.	218	13,082
Square Enix Holdings Co. Ltd.	300	9,816
SSE PLC	210	3,822
Stagecoach Group PLC	19,364	46,059
Staples, Inc.	2,138	21,701
State Street Corp.	32	2,983
Sterling Bancorp	198	4,574
STMicroelectronics NV	363	6,150
Storebrand ASA	176	1,468
Straumann Holding AG, Registered Shares	40	22,589
Subaru Corp.	1,100	39,685
Subsea 7 SA	5,799	85,929
Suedzucker AG	236	5,037
Sumitomo Forestry Co. Ltd.	500	7,654
Sumitomo Rubber Industries Ltd.	900	15,606
Sun Art Retail Group Ltd.	28,500	23,208
Sundrug Co. Ltd.	400	14,901
Swift Transportation Co.	516	13,158
Swiss Life Holding AG, Registered Shares	189	68,976
Sydbank A/S	274	11,414
Symantec Corp.	256	7,933
Sysco Corp.	618	32,519
Taisei Corp.	2,000	19,144

See Notes to Consolidated Financial Statements.

34	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Taisho Pharmaceutical Holdings Co. Ltd.	100	$7,491
TalkTalk Telecom Group PLC	5,039	11,967
TDC A/S	2,852	17,598
TE Connectivity Ltd.	79	6,351
Techtronic Industries Co. Ltd.	2,000	8,887
Tecnicas Reunidas SA	129	4,574
Telecom Italia SpA	1,234	1,270
Teleflex, Inc.	47	9,739
Telefonica SA	1,870	21,174
Telenor ASA	2,785	55,598
TeleTech Holdings, Inc.	343	14,337
Tencent Holdings Ltd.	3,200	127,725
Tenneco, Inc.	17	940
Teradata Corp.	918	29,211
Teradyne, Inc.	136	4,704
Tetra Tech, Inc.	11	522
Texas Instruments, Inc.	420	34,180
TFS Financial Corp.	322	5,146
Thermo Fisher Scientific, Inc.	133	23,346
Thomas Cook Group PLC	2,567	3,719
Time, Inc.	95	1,335
Timken Co.	183	8,328
Tokai Rika Co. Ltd.	100	1,836
Tokai Tokyo Financial Holdings, Inc.	1,100	6,416
Tokio Marine Holdings, Inc.	400	16,821
Toppan Printing Co. Ltd.	5,000	52,839
Torchmark Corp.	233	18,400
TOTAL SA	1,445	73,483
Toyobo Co. Ltd.	4,000	7,616
Toyota Boshoku Corp.	400	8,354
Toyota Motor Corp.	1,100	61,996
Transocean Ltd.	549	4,749
Travis Perkins PLC	311	6,229
Trinity Industries, Inc.	119	3,262
TS Tech Co. Ltd.	200	5,928
Tyson Foods, Inc., Class A	424	26,865
Ubiquiti Networks, Inc.	117	6,378
UDR, Inc.	71	2,775
UGI Corp.	392	19,784
Uniper SE	758	15,622
United Parcel Service, Inc., Class B	395	43,565
United States Cellular Corp.	103	3,902
Unum Group	16	802
US Foods Holding Corp.	272	7,657
Valeo SA	663	45,905
Vedanta Resources PLC	649	6,592
Veolia Environnement SA	124	2,795
VeriSign, Inc.	843	85,286
Versum Materials, Inc.	840	29,618
Vishay Intertechnology, Inc.	525	9,371
Visteon Corp.	384	42,831
VMware, Inc., Class A	577	53,494
Vodafone Group PLC	8,019	23,507
Volkswagen AG, Preference Shares	75	11,534
VTech Holdings Ltd.	1,500	21,696
Want Want China Holdings Ltd.	51,000	34,442
Waste Management, Inc.	718	53,958
Waters Corp.	32	5,550
Wayfair, Inc., Class A	24	1,832
WebMD Health Corp.	151	10,004
Weingarten Realty Investors	223	7,239
WellCare Health Plans, Inc.	159	28,141
Werner Enterprises, Inc.	206	6,108
Western Union Co.	1,636	32,311
William Hill PLC	965	3,189
Wintrust Financial Corp.	107	8,058

	Shares	Value
Reference Entity — Long
Wm Morrison Supermarkets PLC	13,924	$44,161
Wolverine World Wide, Inc.	147	4,145
Woori Bank	3,391	57,915
Xerox Corp.	29	889
Yamaguchi Financial Group, Inc.	3,000	35,310
Yamato Holdings Co. Ltd.	100	2,007
Yamazaki Baking Co. Ltd.	300	6,018
Yokogawa Electric Corp.	800	13,464
Yum China Holdings, Inc.	636	22,762
Yum! Brands, Inc.	167	12,605
Zensho Holdings Co. Ltd.	100	1,809
Zions Bancorporation	288	13,052
Zoetis, Inc.	326	20,382
Total Reference Entity — Long		9,722,772

	Shares	Value
Reference Entity — Short
Abbott Laboratories	(34)	$(1,672)
ABC-Mart, Inc.	(700)	(39,915)
Abertis Infraestructuras SA	(754)	(14,867)
ACADIA Pharmaceuticals, Inc.	(149)	(4,436)
Accor SA	(60)	(2,787)
ACI Worldwide, Inc.	(1,561)	(36,168)
Acuity Brands, Inc.	(70)	(14,185)
Admiral Group PLC	(202)	(5,511)
Advance Auto Parts, Inc.	(228)	(25,538)
Advanced Micro Devices, Inc.	(1,236)	(16,822)
AECOM	(107)	(3,413)
AEON Financial Service Co. Ltd.	(600)	(13,059)
Affiliated Managers Group, Inc.	(77)	(14,309)
Agios Pharmaceuticals, Inc.	(291)	(16,279)
Aiful Corp.	(5,700)	(19,736)
Air Lease Corp.	(136)	(5,383)
Air Liquide SA	(18)	(2,207)
AK Steel Holding Corp.	(1,114)	(6,305)
Akamai Technologies, Inc.	(38)	(1,791)
Alkermes PLC	(183)	(9,957)
Alleghany Corp.	(2)	(1,227)
Allegheny Technologies, Inc.	(63)	(1,193)
Allegiant Travel Co.	(44)	(5,687)
Alliance Data Systems Corp.	(14)	(3,380)
Alnylam Pharmaceuticals, Inc.	(311)	(25,732)
Alten SA	(76)	(6,561)
Altice NV, Class B	(355)	(8,770)
Amazon.com, Inc.	(16)	(15,804)
Ambarella, Inc.	(97)	(4,855)
AMERCO	(22)	(8,548)
American International Group, Inc.	(257)	(16,821)
Amorepacific Corp.	(192)	(48,646)
ams AG	(602)	(43,384)
ANA Holdings, Inc.	(6,000)	(20,599)
Anheuser-Busch InBev SA	(339)	(40,894)
Annaly Capital Management, Inc.	(41)	(493)
Antero Resources Corp.	(1,384)	(28,538)
Antofagasta PLC	(5,602)	(69,958)
Arista Networks, Inc.	(176)	(26,275)
ARRIS International PLC	(103)	(2,880)
Arthur J. Gallagher & Co.	(277)	(16,285)
Aryzta AG	(302)	(9,705)
Asahi Intecc Co. Ltd.	(100)	(4,491)
Asahi Kasei Corp.	(1,000)	(11,420)
ASML Holding NV	(6)	(905)
Assa Abloy AB, Class B	(60)	(1,285)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	35

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
athenahealth, Inc.	(9)	$(1,245)
AutoNation, Inc.	(109)	(4,619)
Avon Products, Inc.	(581)	(2,115)
B&G Foods, Inc.	(89)	(3,226)
Balchem Corp.	(363)	(28,169)
Balfour Beatty PLC	(10,704)	(37,260)
Ball Corp.	(1,200)	(50,280)
Banco Comercial Portugues SA, Class R	(80,867)	(23,050)
Bank of East Asia Ltd.	(1,000)	(4,278)
Bank of the Ozarks, Inc.	(160)	(6,904)
BankUnited, Inc.	(401)	(13,802)
BBA Aviation PLC	(21,734)	(85,956)
Beacon Roofing Supply, Inc.	(700)	(32,151)
Berkshire Hathaway, Inc., Class B	(114)	(19,947)
BioMarin Pharmaceutical, Inc.	(27)	(2,369)
Bio-Rad Laboratories, Inc., Class A	(104)	(24,506)
Blackbaud, Inc.	(255)	(23,547)
Blackhawk Network Holdings, Inc.	(46)	(2,008)
Blackstone Mortgage Trust, Inc., Class A	(493)	(15,219)
Blue Buffalo Pet Products, Inc.	(51)	(1,141)
Bluebird Bio, Inc.	(31)	(2,922)
BNK Financial Group, Inc.	(4,158)	(42,015)
BOK Financial Corp.	(160)	(13,611)
boohoo.com PLC	(711)	(2,208)
Boskalis Westminster	(1,687)	(60,338)
Boyd Gaming Corp.	(356)	(8,921)
Broadcom Ltd.	(59)	(14,553)
Bunzl PLC	(16)	(483)
Cairn Energy PLC	(3,519)	(8,354)
CalAtlantic Group, Inc.	(1,607)	(56,406)
Callon Petroleum Co.	(4,732)	(53,566)
Calpine Corp.	(249)	(3,581)
Cantel Medical Corp.	(252)	(18,698)
Capital One Financial Corp.	(248)	(21,373)
Cardinal Health, Inc.	(74)	(5,717)
Carl Zeiss Meditec AG	(418)	(22,381)
CarMax, Inc.	(872)	(57,770)
Carpenter Technology Corp.	(42)	(1,698)
Casey’s General Stores, Inc.	(13)	(1,388)
Catalent, Inc.	(268)	(9,300)
Cavium, Inc.	(582)	(36,049)
Cellnex Telecom SA	(500)	(11,246)
Cheniere Energy, Inc.	(948)	(42,850)
China Conch Venture Holdings Ltd.	(15,000)	(27,870)
Chipotle Mexican Grill, Inc.	(87)	(29,908)
Chiyoda Corp.	(1,000)	(6,006)
Choice Hotels International, Inc.	(144)	(9,310)
Chr Hansen Holding A/S	(49)	(3,946)
Churchill Downs, Inc.	(91)	(17,022)
CIE Automotive SA	(247)	(6,114)
Cie Financiere Richemont SA, Registered Shares	(733)	(62,312)
Ciena Corp.	(186)	(4,789)
Cimpress NV	(1)	(88)
CIT Group, Inc.	(442)	(21,061)
CJ CheilJedang Corp.	(48)	(15,865)
CJ Korea Express Corp.	(37)	(6,164)
Clean Harbors, Inc.	(19)	(1,079)
Clovis Oncology, Inc.	(33)	(2,799)
Coca-Cola Co.	(666)	(30,529)
Cognizant Technology Solutions Corp., Class A	(499)	(34,591)
Commerzbank AG	(470)	(6,148)
Compass Minerals International, Inc.	(522)	(36,044)
Concho Resources, Inc.	(72)	(9,379)
Conduent, Inc.	(132)	(2,179)
Continental Resources, Inc.	(273)	(9,126)
Cornerstone OnDemand, Inc.	(22)	(887)

	Shares	Value
Reference Entity — Short
Cosmos Pharmaceutical Corp.	(300)	$(63,868)
CoStar Group, Inc.	(52)	(14,329)
Costco Wholesale Corp.	(105)	(16,644)
Coty, Inc., Class A	(2,343)	(47,985)
Cyberagent, Inc.	(200)	(6,177)
Cypress Semiconductor Corp.	(935)	(13,277)
CyrusOne, Inc.	(227)	(13,554)
Darling Ingredients, Inc.	(903)	(14,692)
DCC PLC	(71)	(6,242)
DDR Corp.	(274)	(2,792)
DENTSPLY SIRONA, Inc.	(507)	(31,449)
Dentsu, Inc.	(200)	(9,352)
Deutsche Bank AG, Registered Shares	(387)	(6,892)
DexCom, Inc.	(448)	(29,841)
Diamondback Energy, Inc.	(505)	(48,419)
DiamondRock Hospitality Co.	(175)	(2,044)
Diebold Nixdorf, Inc.	(52)	(1,217)
DISH Network Corp., Class A	(7)	(448)
DMG Mori Co. Ltd.	(1,600)	(26,542)
Dollar General Corp.	(140)	(10,522)
Dollar Tree, Inc.	(49)	(3,532)
Dominion Resources, Inc.	(700)	(54,026)
Don Quijote Holdings Co. Ltd.	(2,200)	(79,901)
Dorman Products, Inc.	(76)	(5,934)
Dover Corp.	(130)	(10,920)
DR Horton, Inc.	(525)	(18,737)
DSV A/S	(33)	(2,131)
Duke Energy Corp.	(275)	(23,408)
Dycom Industries, Inc.	(48)	(4,349)
Eagle Materials, Inc.	(55)	(5,175)
Eaton Corp PLC	(147)	(11,503)
Ebara Corp.	(2,000)	(58,508)
Edgewell Personal Care Co.	(57)	(4,115)
Education Realty Trust, Inc.	(474)	(17,799)
Edwards Lifesciences Corp.	(95)	(10,942)
Elior Group	(920)	(24,419)
Elis SA	(1,153)	(27,878)
Elisa Oyj	(66)	(2,717)
Ellie Mae, Inc.	(63)	(5,495)
Enbridge Energy Management LLC	(537)	(8,152)
Envision Healthcare Corp.	(105)	(5,925)
Equinix, Inc.	(48)	(21,635)
Erie Indemnity Co., Class A	(108)	(13,766)
Erste Group Bank AG	(290)	(12,013)
Essentra PLC	(6,763)	(47,783)
Essilor International SA	(650)	(82,294)
Eurofins Scientific SE	(179)	(99,712)
Exact Sciences Corp.	(215)	(8,342)
Exelixis, Inc.	(27)	(732)
EXOR NV	(58)	(3,473)
Facebook, Inc., Class A	(25)	(4,231)
FamilyMart UNY Holdings Co. Ltd.	(2,000)	(112,013)
FireEye, Inc.	(682)	(9,978)
First Citizens BancShares, Inc., Class A	(19)	(6,992)
First Republic Bank	(110)	(11,036)
FLIR Systems, Inc.	(89)	(3,321)
Flow Traders	(176)	(5,329)
Flowserve Corp.	(402)	(16,534)
Fluor Corp.	(29)	(1,259)
FMC Corp.	(106)	(8,096)
FNB Corp.	(413)	(5,658)
Forum Energy Technologies, Inc.	(194)	(2,570)
FP Corp.	(800)	(43,767)
Fresnillo PLC	(459)	(9,315)
FTI Consulting, Inc.	(36)	(1,181)
GEA Group AG	(231)	(9,388)

See Notes to Consolidated Financial Statements.

36	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
General Electric Co.	(2,354)	$(60,286)
Genmab A/S	(201)	(45,680)
Genuine Parts Co.	(14)	(1,189)
Givaudan SA, Registered Shares	(3)	(5,969)
Gjensidige Forsikring ASA	(106)	(1,835)
GMO Payment Gateway, Inc.	(300)	(17,696)
Gramercy Property Trust	(488)	(14,747)
Grand City Properties SA	(1,131)	(23,450)
Great Plains Energy, Inc.	(259)	(7,993)
Greencore Group PLC	(4,779)	(14,106)
Guidewire Software, Inc.	(1,022)	(73,748)
Hain Celestial Group, Inc.	(681)	(30,447)
Haitong International Securities Group Ltd.	(32,000)	(18,442)
Halma PLC	(562)	(8,146)
Hanesbrands, Inc.	(81)	(1,857)
Hanon Systems	(3,263)	(29,864)
Hanssem Co. Ltd.	(58)	(9,121)
Harmonic Drive Systems, Inc.	(1,700)	(73,432)
HB Fuller Co.	(134)	(6,904)
Healthcare Realty Trust, Inc.	(135)	(4,495)
Healthcare Services Group, Inc.	(84)	(4,389)
Healthcare Trust of America, Inc., Class A	(76)	(2,325)
HealthEquity, Inc.	(155)	(7,110)
Hilton Grand Vacations, Inc.	(875)	(32,165)
Hilton Worldwide Holdings, Inc.	(147)	(9,192)
Hitachi Capital Corp.	(200)	(4,758)
Hitachi Metals Ltd.	(1,700)	(23,661)
Honeywell International, Inc.	(240)	(32,669)
Houghton Mifflin Harcourt Co.	(409)	(4,888)
Hyundai Glovis Co. Ltd.	(312)	(43,779)
Hyundai Mobis Co. Ltd.	(76)	(16,702)
Hyundai Motor Co.	(447)	(57,867)
Hyundai Motor Co., Preference Shares	(351)	(31,671)
Hyundai Steel Co.	(76)	(4,255)
ICU Medical, Inc.	(83)	(14,268)
IDEX Corp.	(42)	(4,895)
ILG, Inc.	(899)	(23,832)
Iliad SA	(37)	(9,179)
IMAX Corp.	(403)	(8,624)
IMCD Group NV	(512)	(28,690)
Incyte Corp.	(74)	(9,863)
Industria de Diseno Textil SA	(211)	(8,375)
Infinera Corp.	(2,798)	(32,821)
Ingenico Group SA	(86)	(9,021)
Insulet Corp.	(54)	(2,717)
Integrated Device Technology, Inc.	(48)	(1,255)
Intercept Pharmaceuticals, Inc.	(43)	(5,037)
International Flavors & Fragrances, Inc.	(11)	(1,465)
Intertek Group PLC	(104)	(5,899)
InterXion Holding NV	(399)	(19,100)
Intuitive Surgical, Inc.	(25)	(23,456)
Invesco Ltd.	(271)	(9,423)
IPG Photonics Corp.	(235)	(35,870)
Isuzu Motors Ltd.	(1,000)	(13,712)
ITT, Inc.	(174)	(7,134)
Iyo Bank Ltd.	(300)	(2,450)
Jafco Co. Ltd.	(200)	(9,565)
Japan Exchange Group, Inc.	(700)	(12,563)
Japan Post Holdings Co. Ltd.	(100)	(1,260)
Jazz Pharmaceuticals PLC	(135)	(20,737)
JB Hunt Transport Services, Inc.	(252)	(22,859)
JBG SMITH Properties	(39)	(1,384)
JGC Corp.	(400)	(6,408)
Kakao Corp.	(1,241)	(132,933)
Kangwon Land, Inc.	(139)	(4,597)
Kansai Paint Co. Ltd.	(1,400)	(32,023)

	Shares	Value
Reference Entity — Short
Kansas City Southern	(295)	$(30,441)
Kawasaki Kisen Kaisha Ltd.	(4,712)	(11,699)
KAZ Minerals PLC	(1,034)	(9,794)
KCC Corp.	(77)	(30,009)
Keisei Electric Railway Co. Ltd.	(400)	(10,946)
Kennedy-Wilson Holdings, Inc.	(745)	(14,975)
KEPCO Plant Service & Engineering Co. Ltd.	(39)	(1,568)
Keyence Corp.	(100)	(46,191)
Keysight Technologies, Inc.	(385)	(16,012)
Kilroy Realty Corp.	(280)	(19,435)
Kinnevik AB, Class B	(112)	(3,438)
KION Group AG	(228)	(19,784)
Kite Realty Group Trust	(346)	(7,103)
Knowles Corp.	(170)	(2,576)
Komatsu Ltd.	(700)	(18,772)
Koninklijke Vopak NV	(856)	(40,756)
Korea Aerospace Industries Ltd.	(1,327)	(61,382)
Korea Zinc Co. Ltd.	(138)	(60,838)
Korian SA	(70)	(2,314)
Kosmos Energy Ltd.	(420)	(2,772)
Kraft Heinz Co.	(832)	(72,767)
Kubota Corp.	(200)	(3,473)
Kyowa Exeo Corp.	(200)	(3,415)
Kyowa Hakko Kirin Co. Ltd.	(500)	(9,055)
Ladbrokes Coral Group PLC	(387)	(646)
Las Vegas Sands Corp.	(583)	(35,919)
Legg Mason, Inc.	(185)	(7,402)
Lexington Realty Trust	(70)	(713)
LG Chem Ltd.	(141)	(41,338)
Liberty Broadband Corp., Class C	(521)	(51,673)
Liberty Global PLC LiLAC, Class C	(243)	(6,201)
Liberty Global PLC, Class A	(191)	(6,467)
Liberty Interactive Corp. QVC Group, Class A	(76)	(1,819)
Life Storage, Inc.	(51)	(3,725)
Ligand Pharmaceuticals, Inc.	(26)	(3,144)
LINE Corp.	(400)	(14,705)
Lions Gate Entertainment Corp., Class B	(197)	(5,419)
Littelfuse, Inc.	(53)	(9,550)
LivaNova PLC	(146)	(8,897)
LogMeIn, Inc.	(30)	(3,494)
London Stock Exchange Group PLC	(395)	(19,555)
L’Oreal SA	(30)	(6,215)
Lotte Confectionery Co. Ltd.	(172)	(31,282)
Lotte Shopping Co. Ltd.	(87)	(20,436)
Luk Fook Holdings International Ltd.	(2,000)	(7,343)
Luxottica Group SpA	(48)	(2,771)
M3, Inc.	(400)	(10,790)
Macerich Co.	(19)	(1,090)
MACOM Technology Solutions Holdings, Inc., H Shares	(65)	(3,936)
Makita Corp.	(100)	(3,912)
MAN SE	(69)	(7,641)
Markel Corp.	(16)	(17,144)
MarketAxess Holdings, Inc.	(10)	(2,029)
Mattel, Inc.	(290)	(5,806)
MB Financial, Inc.	(127)	(5,194)
Mebuki Financial Group, Inc.	(7,800)	(30,026)
Medicines Co.	(177)	(6,806)
Medtronic PLC	(401)	(33,672)
Melco International Development Ltd.	(6,000)	(14,178)
Melexis NV	(30)	(2,581)
Mellanox Technologies Ltd.	(53)	(2,488)
Mercury General Corp.	(99)	(5,929)
Merlin Entertainments PLC	(7,664)	(47,455)
Michael Kors Holdings Ltd.	(332)	(12,098)
Microsemi Corp.	(575)	(29,946)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	37

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Mid-America Apartment Communities, Inc.	(15)	$(1,553)
Middleby Corp.	(242)	(31,625)
MINEBEA MITSUMI, Inc.	(400)	(6,590)
Mirae Asset Daewoo Co. Ltd.	(3,293)	(31,944)
Mitsubishi Corp.	(600)	(13,027)
Mitsubishi Heavy Industries Ltd.	(3,000)	(11,928)
Mitsubishi Logistics Corp.	(1,000)	(12,838)
Mitsubishi Motors Corp.	(1,900)	(13,706)
Mitsubishi UFJ Financial Group, Inc.	(400)	(2,538)
Monolithic Power Systems, Inc.	(165)	(16,883)
Monster Beverage Corp.	(795)	(41,936)
Morgan Stanley	(248)	(11,631)
Nabtesco Corp.	(600)	(19,479)
Nankai Electric Railway Co. Ltd.	(2,000)	(9,841)
National General Holdings Corp.	(300)	(6,363)
National Oilwell Varco, Inc.	(45)	(1,472)
NAVER Corp.	(27)	(19,387)
NCSoft Corp.	(37)	(11,934)
Nektar Therapeutics	(208)	(4,541)
Netflix, Inc.	(233)	(42,327)
Neurocrine Biosciences, Inc.	(191)	(9,174)
New York Community Bancorp, Inc.	(1,516)	(19,905)
Newell Brands, Inc.	(425)	(22,406)
NEX Group PLC	(994)	(8,741)
Nexstar Media Group, Inc., Class A	(346)	(22,628)
NextEra Energy, Inc.	(128)	(18,700)
Nibe Industrier AB, B Shares	(8,305)	(79,181)
Nidec Corp.	(100)	(11,019)
Nielsen Holdings PLC	(310)	(13,333)
Nihon M&A Center, Inc.	(700)	(28,106)
NIKE, Inc., Class B	(47)	(2,775)
Nippon Electric Glass Co. Ltd.	(400)	(14,160)
Nippon Kayaku Co. Ltd.	(1,000)	(13,996)
Nippon Shinyaku Co. Ltd.	(100)	(6,311)
Nippon Shokubai Co. Ltd.	(200)	(13,084)
Nitori Holdings Co. Ltd.	(500)	(70,561)
Nitto Denko Corp.	(200)	(17,834)
Nordea Bank AB	(791)	(9,981)
NorthWestern Corp.	(183)	(10,576)
Novozymes A/S, B Shares	(92)	(4,248)
NS Solutions Corp.	(100)	(2,105)
NuVasive, Inc.	(275)	(18,092)
NVIDIA Corp.	(17)	(2,763)
Oasis Petroleum, Inc.	(2,378)	(18,501)
OC Oerlikon Corp. AG, Registered Shares	(789)	(11,544)
Occidental Petroleum Corp.	(38)	(2,353)
Old Dominion Freight Line, Inc.	(67)	(6,426)
Old Mutual PLC	(1,667)	(4,324)
Olin Corp.	(786)	(23,171)
Omega Healthcare Investors, Inc.	(73)	(2,306)
On Assignment, Inc.	(24)	(1,182)
OneMain Holdings, Inc.	(602)	(16,097)
Ontex Group NV	(1,423)	(48,800)
Oracle Corp.	(125)	(6,241)
Orient Corp.	(800)	(1,349)
Orion Corp./Republic of Korea	(290)	(21,276)
Orion Holdings Corp.	(151)	(3,724)
Orpea	(543)	(62,267)
Ottogi Corp.	(40)	(27,988)
PacWest Bancorp	(67)	(3,217)
Palo Alto Networks, Inc.	(10)	(1,318)
Pearson PLC	(126)	(1,090)
Pegasystems, Inc.	(10)	(605)
Penumbra, Inc.	(254)	(20,739)
Performance Food Group Co.	(168)	(4,838)
Physicians Realty Trust	(584)	(10,874)

	Shares	Value
Reference Entity — Short
Pigeon Corp.	(100)	$(3,707)
Pinnacle Financial Partners, Inc.	(27)	(1,725)
Plains GP Holdings LP, Class A	(174)	(4,757)
PolyOne Corp.	(69)	(2,524)
PRA Group, Inc.	(399)	(15,641)
Praxair, Inc.	(194)	(25,251)
Priceline Group, Inc.	(24)	(48,684)
PriceSmart, Inc.	(9)	(758)
Prologis, Inc.	(13)	(791)
Proofpoint, Inc.	(48)	(4,092)
Prosegur Cia de Seguridad SA	(414)	(2,830)
PTC, Inc.	(359)	(19,813)
Puma Biotechnology, Inc.	(25)	(2,376)
QUALCOMM, Inc.	(173)	(9,202)
Quintiles IMS Holdings, Inc.	(182)	(16,480)
Raiffeisen Bank International AG	(540)	(15,914)
Rakuten, Inc.	(600)	(7,329)
Range Resources Corp.	(270)	(5,700)
Rational AG	(3)	(1,884)
Realogy Holdings Corp.	(280)	(9,296)
RealPage, Inc.	(231)	(8,951)
Realty Income Corp.	(147)	(8,388)
Regency Centers Corp.	(251)	(16,621)
Regeneron Pharmaceuticals, Inc.	(2)	(983)
Resona Holdings, Inc.	(1,600)	(8,243)
Resorttrust, Inc.	(100)	(1,843)
Royal Bank of Scotland Group PLC	(173)	(567)
Samsung Biologics Co. Ltd.	(407)	(98,936)
Samsung C&T Corp.	(972)	(120,707)
Samsung Card Co. Ltd.	(255)	(9,043)
Samsung Electro-Mechanics Co. Ltd.	(596)	(49,774)
Samsung Heavy Industries Co. Ltd.	(673)	(6,735)
Samsung SDI Co. Ltd.	(626)	(94,067)
Samsung SDS Co. Ltd.	(319)	(50,966)
Samsung Securities Co. Ltd.	(356)	(12,904)
SAP SE	(544)	(57,601)
Sarepta Therapeutics, Inc.	(579)	(22,338)
Schibsted ASA, B Shares	(403)	(9,431)
Schibsted ASA, Class A	(193)	(4,926)
Seattle Genetics, Inc.	(41)	(2,071)
SemGroup Corp., Class A	(640)	(17,312)
Sempra Energy	(353)	(39,893)
Senior Housing Properties Trust	(381)	(7,410)
Seria Co. Ltd.	(300)	(14,890)
Seven Bank Ltd.	(1,500)	(5,936)
SFS Group AG	(295)	(33,559)
Shinsei Bank Ltd.	(3,000)	(4,945)
Siemens Gamesa Renewable Energy SA	(399)	(6,528)
Signet Jewelers Ltd.	(64)	(3,914)
SINA Corp.	(127)	(12,041)
Singapore Post Ltd.	(10,600)	(10,280)
Sky PLC	(382)	(4,868)
SL Green Realty Corp.	(5)	(516)
Société Générale SA	(49)	(2,873)
Sodexo SA	(41)	(4,843)
Sonova Holding AG, Registered Shares	(77)	(12,489)
Sotheby’s	(43)	(2,433)
Southern Co.	(539)	(25,834)
Spire, Inc.	(402)	(29,185)
Spirit Realty Capital, Inc.	(1,855)	(14,710)
Sprouts Farmers Market, Inc.	(97)	(2,335)
Square, Inc., Class A	(211)	(5,560)
SS&C Technologies Holdings, Inc.	(854)	(33,101)
Starbucks Corp.	(258)	(13,927)
Starwood Waypoint Homes	(180)	(6,293)
Steris PLC	(249)	(20,381)

See Notes to Consolidated Financial Statements.

38	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Steven Madden Ltd.	(169)	$(6,929)
STORE Capital Corp.	(169)	(3,953)
Suez	(283)	(5,117)
Sumitomo Metal Mining Co. Ltd.	(2,000)	(30,205)
Sumitomo Mitsui Trust Holdings, Inc.	(800)	(29,378)
Superior Energy Services, Inc.	(192)	(2,066)
Synchrony Financial	(138)	(4,184)
Syntel, Inc.	(93)	(1,813)
Sysmex Corp.	(100)	(5,725)
Takara Holdings, Inc.	(600)	(5,991)
Targa Resources Corp.	(174)	(8,075)
Tarkett SA	(141)	(5,838)
TD Ameritrade Holding Corp.	(172)	(7,866)
Teledyne Technologies, Inc.	(15)	(2,045)
Tenaris SA	(3,091)	(48,907)
TESARO, Inc.	(64)	(8,170)
Texas Roadhouse, Inc.	(43)	(2,034)
thyssenkrupp AG	(110)	(3,267)
Toho Co. Ltd.	(400)	(14,415)
Tokyo Broadcasting System Holdings, Inc.	(100)	(1,890)
Toll Brothers, Inc.	(479)	(18,485)
Toray Industries, Inc.	(3,000)	(27,090)
Toyota Industries Corp.	(200)	(10,730)
Tractor Supply Co.	(89)	(4,995)
TransDigm Group, Inc.	(98)	(27,650)
TreeHouse Foods, Inc.	(24)	(2,036)
TRI Pointe Group, Inc.	(542)	(7,209)
Tribune Media Co., Class A	(32)	(1,349)
Trimble, Inc.	(781)	(29,233)
Tsumura & Co.	(400)	(15,547)
Tullow Oil PLC	(16,814)	(37,397)
Tyler Technologies, Inc.	(17)	(2,921)
U.S. Bancorp	(191)	(10,081)
U.S. Silica Holdings, Inc.	(76)	(2,214)
Ulta Salon Cosmetics & Fragrance, Inc.	(22)	(5,527)
Ultimate Software Group, Inc.	(17)	(3,837)
Umicore SA	(131)	(10,517)
Umpqua Holdings Corp.	(236)	(4,375)
Under Armour, Inc., Class C	(38)	(688)
UniCredit SpA	(124)	(2,437)
UNIQA Insurance Group AG	(222)	(2,298)
United Bankshares, Inc.	(369)	(12,731)
United Internet AG, Registered Shares	(360)	(21,917)
United Technologies Corp.	(331)	(39,247)
Uniti Group, Inc.	(770)	(19,712)
Universal Entertainment Corp.	(300)	(8,607)
Urban Outfitters, Inc.	(133)	(2,605)
USG Corp.	(432)	(11,681)
Valley National Bancorp	(750)	(8,910)
Value Partners Group Ltd.	(38,000)	(35,306)
Ventas, Inc.	(32)	(2,155)
VEREIT, Inc.	(1,615)	(13,421)
VeriFone Systems, Inc.	(671)	(13,091)
Verint Systems, Inc.	(361)	(14,314)
Verisk Analytics, Inc.	(510)	(44,503)
Viacom, Inc., Class B	(27)	(943)
ViaSat, Inc.	(130)	(8,592)
Vivendi SA	(979)	(22,628)
Vonovia SE	(84)	(3,404)
Vornado Realty Trust	(79)	(6,269)
Voya Financial, Inc.	(41)	(1,609)
Wabtec Corp.	(159)	(11,982)
Waddell & Reed Financial, Inc., Class A	(470)	(9,715)
Washington Prime Group, Inc.	(511)	(4,609)
Watsco, Inc.	(3)	(452)
Weatherford International PLC	(1,818)	(8,108)

	Shares	Value
Reference Entity — Short
WEC Energy Group, Inc.	(74)	$(4,660)
Welcia Holdings Co. Ltd.	(2,500)	(95,001)
Welltower, Inc.	(106)	(7,779)
WESCO International, Inc.	(190)	(9,738)
Westar Energy, Inc.	(145)	(7,359)
WestRock Co.	(106)	(6,087)
WEX, Inc.	(347)	(37,712)
Whitbread PLC	(118)	(5,992)
Whiting Petroleum Corp.	(1,441)	(7,565)
Wright Medical Group NV	(657)	(17,259)
Wynn Resorts Ltd.	(169)	(21,858)
XL Group Ltd.	(166)	(7,370)
Yakult Honsha Co. Ltd.	(100)	(6,815)
Yamaha Corp.	(100)	(3,536)
Yara International ASA	(80)	(3,180)
Yelp, Inc.	(86)	(2,798)
Yokohama Rubber Co. Ltd.	(100)	(2,014)
Zayo Group Holdings, Inc.	(969)	(31,774)
Zebra Technologies Corp., Class A	(7)	(712)
Zendesk, Inc.	(1,428)	(41,869)
Zenkoku Hosho Co. Ltd.	(100)	(4,300)
Zillow Group, Inc., Class C	(383)	(17,296)
Zimmer Biomet Holdings, Inc.	(15)	(1,820)
Total Reference Entity — Short		(8,715,431)
Net Value of Reference Entity — Credit Suisse International		$1,007,341

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, expiration dates 2/14/18 - 7/27/18:

	Shares	Value
Reference Entity — Long
A2A SpA	4,194	$7,134
Aaron’s, Inc.	126	5,831
Acacia Mining PLC	896	2,061
ACEA SpA	2,831	42,495
ACS Actividades de Construcción y Servicios SA	1,627	62,308
Adecco Group AG, Registered Shares	91	6,943
Adobe Systems, Inc.	97	14,210
Advantest Corp.	100	1,830
Aegon NV	105	589
AerCap Holdings NV	388	19,051
AES Corp.	1,616	18,067
AGCO Corp.	23	1,659
Agilent Technologies, Inc.	369	22,063
Agricultural Bank of China Ltd., H Shares	1,000	466
Alcoa Corp.	129	4,696
Alexander’s, Inc.	6	2,610
Alfresa Holdings Corp.	500	9,202
Allison Transmission Holdings, Inc.	329	12,436
Allreal Holding AG, Registered Shares	14	2,546
Allstate Corp.	470	42,770
Alphabet, Inc., Class A	43	40,656
Amada Holdings Co. Ltd.	3,500	39,974
AMC Networks, Inc., Class A	67	4,285
American Eagle Outfitters, Inc.	1,317	15,593
American Financial Group, Inc.	48	4,867
American National Insurance Co.	8	952
American Tower Corp.	47	6,408
Ameriprise Financial, Inc.	45	6,520
Anadarko Petroleum Corp.	453	20,689
ANDRITZ AG	557	34,101

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	39

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Anglo American PLC	335	$5,541
Anhui Conch Cement Co. Ltd., H Shares	7,000	25,860
Aoyama Trading Co. Ltd.	1,500	52,286
Apartment Investment & Management Co., Class A	155	7,060
APERAM SA	127	6,173
Applied Materials, Inc.	319	14,135
Arkema SA	384	43,713
Armstrong World Industries, Inc.	194	9,419
Ashmore Group PLC	3,088	14,660
Associated Banc-Corp.	121	2,898
Astellas Pharma, Inc.	7,500	95,516
AstraZeneca PLC	409	24,378
AT&T, Inc.	223	8,697
Atresmedia Corp. de Medios de Comunicacion SA	89	1,045
Autobacs Seven Co. Ltd.	2,500	41,655
AvalonBay Communities, Inc.	44	8,463
Avery Dennison Corp.	566	52,598
Avista Corp.	344	18,098
AXA SA	679	20,053
Azbil Corp.	100	3,950
Azimut Holding SpA	331	7,416
BAE Systems PLC	216	1,714
Bank of China Ltd., H Shares	56,000	27,542
Banque Cantonale Vaudoise, Registered Shares	43	31,110
Barratt Developments PLC	967	7,854
Baxter International, Inc.	755	45,662
Bayer AG, Registered Shares	274	34,705
Beiersdorf AG	135	14,815
Bekaert SA	344	16,638
Bemis Co., Inc.	158	6,694
Best Buy Co., Inc.	953	55,598
Biogen, Inc.	10	2,896
Bloomin’ Brands, Inc.	1,571	27,383
BNP Paribas SA	47	3,642
Boeing Co.	47	11,396
Boston Properties, Inc.	67	8,101
Bouygues SA	583	24,996
Brandywine Realty Trust	135	2,269
Brembo SpA	2,958	45,487
Bridgestone Corp.	1,300	54,693
Brink’s Co.	92	7,190
Bristol-Myers Squibb Co.	31	1,764
British American Tobacco PLC	224	13,934
Britvic PLC	446	4,200
Brixmor Property Group, Inc.	65	1,273
BT Group PLC	1,268	5,247
BUWOG AG	1,322	38,866
BYD Electronic International Co. Ltd.	9,000	22,703
Cable One, Inc.	25	18,997
Cabot Corp.	381	20,700
Cadence Design Systems, Inc.	57	2,103
Camden Property Trust	100	8,970
Campbell Soup Co.	39	2,060
Canon, Inc.	2,100	73,061
Capgemini SE	91	9,907
CapitaLand Commercial Trust	2,600	3,298
CapitaLand Mall Trust	23,800	35,282
Capitol Federal Financial, Inc.	1,591	22,688
Cars.com, Inc.	96	2,333
Casio Computer Co. Ltd.	1,000	16,380
Cathay General Bancorp	38	1,423
Celanese Corp., Series A	270	25,966
CenterPoint Energy, Inc.	1,599	45,076
Central Japan Railway Co.	400	64,371
Centrica PLC	197	516

	Shares	Value
Reference Entity — Long
Chailease Holding Co. Ltd.	12,000	$34,497
Chang Hwa Commercial Bank Ltd.	13,000	7,621
Charles Schwab Corp.	357	15,315
Cheesecake Factory, Inc.	614	29,214
Chemed Corp.	193	38,117
Chevron Corp.	402	43,894
China CITIC Bank Corp. Ltd., H Shares	47,000	30,465
China Everbright Ltd.	18,000	40,993
Church & Dwight Co., Inc.	69	3,681
Cia de Distribucion Integral Logista Holdings SA	138	3,570
Cie de Saint-Gobain	604	33,514
Citrix Systems, Inc.	116	9,162
Clariant AG, Registered Shares	1,207	28,048
Clorox Co.	204	27,232
CLP Holdings Ltd.	1,500	15,983
CNP Assurances	423	10,212
Coherent, Inc.	6	1,590
Coloplast A/S, Class B	101	8,677
Colruyt SA	353	19,781
Columbia Property Trust, Inc.	103	2,240
CommScope Holding Co., Inc.	61	2,244
CommVault Systems, Inc.	259	15,423
Compal Electronics, Inc.	1,000	664
Conagra Brands, Inc.	718	24,584
ConocoPhillips	131	5,943
Convergys Corp.	1,173	28,117
Cooper Cos., Inc.	42	10,243
Core Laboratories NV	185	18,598
CoreSite Realty Corp.	51	5,538
COSCO SHIPPING Ports Ltd.	16,000	19,571
Country Garden Holdings Co. Ltd.	27,000	37,696
Covestro AG	111	8,608
Crane Co.	279	21,064
Credit Saison Co. Ltd.	300	5,778
CSPC Pharmaceutical Group Ltd.	4,000	6,233
CSRA, Inc.	468	15,261
CubeSmart	196	4,833
Curtiss-Wright Corp.	10	964
CVS Health Corp.	100	7,993
Daicel Corp.	300	3,899
Daiichi Sankyo Co. Ltd.	1,700	37,075
Daiichikosho Co. Ltd.	100	4,816
Daiwa Securities Group, Inc.	2,000	11,519
Danone SA	199	14,849
Danske Bank A/S	1,013	41,024
DaVita, Inc.	89	5,765
De’ Longhi SpA	171	5,624
Dean Foods Co.	1,788	26,820
Deere & Co.	71	9,108
Deluxe Corp.	436	31,479
Denka Co. Ltd.	3,000	16,661
Deutsche Telekom AG, Registered Shares	1,178	21,522
Devon Energy Corp.	1,282	42,703
Dfds A/S	311	17,738
DiaSorin SpA	49	4,274
Digital Realty Trust, Inc.	31	3,576
Dillard’s, Inc., Class A	71	5,241
Direct Line Insurance Group PLC	3,086	15,251
Discover Financial Services	57	3,474
Discovery Communications, Inc., Class A	1,337	32,890
DNB ASA	254	4,990
Domtar Corp.	25	978
Donaldson Co., Inc.	511	24,267
Dongfeng Motor Group Co. Ltd., H Shares	30,000	36,719
DS Smith PLC	878	5,593
DST Systems, Inc.	7	384

See Notes to Consolidated Financial Statements.

40	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Duke Realty Corp.	182	$5,203
Dun & Bradstreet Corp.	52	5,760
E.ON SE	4,424	43,765
East Japan Railway Co.	100	9,378
East West Bancorp, Inc.	68	3,875
Eaton Vance Corp.	87	4,271
Eiffage SA	78	7,556
Electronic Arts, Inc.	74	8,639
Eli Lilly & Co.	93	7,687
E-MART, Inc.	42	9,534
Emerson Electric Co.	228	13,591
Empire State Realty Trust, Inc., Class A	346	7,228
Enel SpA	15,248	86,979
Energizer Holdings, Inc.	22	1,014
EnLink Midstream LLC	163	2,861
Enstar Group Ltd.	35	7,091
Entegris, Inc.	477	12,450
EPR Properties	287	20,773
Equity LifeStyle Properties, Inc.	7	611
Equity Residential	153	10,413
Essent Group Ltd.	220	8,452
Euler Hermes Group	374	44,711
Eurocommercial Properties NV CVA	47	1,902
Euronext NV	89	5,201
Eva Airways Corp.	26,000	12,599
Everest Re Group Ltd.	236	61,924
Far Eastern New Century Corp.	3,000	2,469
Faurecia	1,206	66,967
Fifth Third Bancorp	29	774
First Financial Holding Co. Ltd.	81,000	54,710
First Hawaiian, Inc.	256	7,552
First Industrial Realty Trust, Inc.	955	29,147
Firstgroup PLC	1,058	1,613
Ford Motor Co.	998	11,198
Formosa Chemicals & Fibre Corp.	1,000	3,013
Fortinet, Inc.	40	1,476
Fortive Corp.	68	4,402
Fortune Brands Home & Security, Inc.	63	4,137
Foxconn Technology Co. Ltd.	12,000	36,080
Freenet AG	80	2,700
Fresh Del Monte Produce, Inc.	527	27,125
FUJIFILM Holdings Corp.	600	22,055
Furukawa Electric Co. Ltd.	800	36,103
G4S PLC	1,367	5,934
Galaxy Entertainment Group Ltd.	4,000	24,696
GameStop Corp., Class A	17	369
Gap, Inc.	1,374	32,742
GATX Corp.	502	31,039
Gecina SA - Warrant	43	6,501
Genting Singapore PLC	27,800	23,886
Georg Fischer AG, Registered Shares	75	85,301
Gerresheimer AG	78	6,437
GlaxoSmithKline PLC	489	9,736
Glory Ltd.	200	6,660
GN Store Nord A/S	1,682	51,160
Goodyear Tire & Rubber Co.	500	15,755
Graco, Inc.	40	4,642
Grafton Group PLC	797	8,072
Great Wall Motor Co. Ltd., H Shares	5,500	7,044
Grupo Catalana Occidente SA	564	25,090
GS Yuasa Corp.	1,000	4,720
Guangdong Investment Ltd.	30,000	42,217
H. Lundbeck A/S	520	31,180
Haier Electronics Group Co. Ltd.	1,000	2,575
Hakuhodo DY Holdings, Inc.	1,600	22,456
Hammerson PLC	1,038	7,867

	Shares	Value
Reference Entity — Long
Hancock Holding Co.	22	$1,012
Hankook Tire Co. Ltd.	1,209	67,562
Hanover Insurance Group, Inc.	208	19,731
Hanwha Life Insurance Co. Ltd.	3,905	26,348
Harris Corp.	23	2,633
Hartford Financial Services Group, Inc.	94	5,170
Hasbro, Inc.	175	18,529
Havas SA	210	2,300
Hawaiian Holdings, Inc.	276	11,426
HCA Healthcare, Inc.	855	68,691
Heartland Express, Inc.	308	6,508
Heiwa Corp.	800	17,600
Henderson Land Development Co. Ltd.	2,200	12,715
Herman Miller, Inc.	77	2,593
Hershey Co.	149	15,691
Highwoods Properties, Inc.	163	8,398
Hill-Rom Holdings, Inc.	12	894
Hitachi Construction Machinery Co. Ltd.	300	8,588
Hitachi High-Technologies Corp.	100	3,681
Hitachi Ltd.	3,000	20,639
HOCHTIEF AG	16	2,856
HollyFrontier Corp.	197	5,681
Holmen AB, B Shares	497	22,447
Hologic, Inc.	13	575
Host Hotels & Resorts, Inc.	94	1,754
Howden Joinery Group PLC	7,098	39,812
HRG Group, Inc.	109	1,806
Hua Nan Financial Holdings Co. Ltd.	18,000	10,520
Hudson Pacific Properties, Inc.	197	6,446
Husqvarna AB, B Shares	2,345	23,855
Hyosung Corp.	6	898
Hyundai Development Co-Engineering & Construction	1,103	42,015
Hyundai Engineering & Construction Co. Ltd.	175	7,077
IAC/InterActiveCorp.	227	23,751
Illinois Tool Works, Inc.	33	4,643
IMI PLC	1,484	23,566
Imperial Brands PLC	564	23,227
Indivior PLC	1,285	6,505
Industrial & Commercial Bank of China Ltd., H Shares	53,000	37,034
ING Groep NV	236	4,409
Ingredion, Inc.	190	23,431
InterDigital, Inc.	7	510
International Business Machines Corp.	113	16,348
Intrum Justitia AB	540	17,571
Intuit, Inc.	56	7,684
Ipsen SA	78	9,984
Ito En Ltd.	100	3,698
ITOCHU Corp.	100	1,568
Itochu Techno-Solutions Corp.	100	3,482
ITV PLC	3,098	7,085
IWG PLC	352	1,525
Jack in the Box, Inc.	394	36,547
Japan Airlines Co. Ltd.	1,300	42,002
JD Sports Fashion PLC	5,052	23,880
Jeronimo Martins SGPS SA	451	8,870
JM AB	1,191	41,803
John Wiley & Sons, Inc., Class A	62	3,426
Johnson & Johnson	515	68,351
JSR Corp.	200	3,524
JTEKT Corp.	200	2,847
Juniper Networks, Inc.	349	9,755
Jupiter Fund Management PLC	6,774	47,661
JXTG Holdings, Inc.	900	4,001
Kakaku.com, Inc., Registered Shares	300	4,239

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	41

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
KB Financial Group, Inc.	44	$2,339
KDDI Corp.	100	2,650
Kennametal, Inc.	85	3,136
Kimberly-Clark Corp.	152	18,720
Kinden Corp.	3,900	60,705
Kingfisher PLC	10,180	39,506
Kingsoft Corp. Ltd.	2,000	5,261
Kirin Holdings Co. Ltd.	3,400	74,881
Kissei Pharmaceutical Co. Ltd.	500	12,930
Kobayashi Pharmaceutical Co. Ltd.	100	6,215
Kobe Steel Ltd.	300	3,752
Komeri Co. Ltd.	400	11,703
Konica Minolta, Inc.	200	1,657
Koninklijke DSM NV	263	19,401
Koninklijke Philips NV	134	5,121
Korea Electric Power Corp.	1,777	70,846
Korea Investment Holdings Co. Ltd.	160	10,180
KT Corp.	3,366	104,664
Kuraray Co. Ltd.	100	1,944
Kurita Water Industries Ltd.	500	14,225
L E Lundbergföretagen AB, B Shares	311	24,479
L3 Technologies, Inc.	105	18,372
Lamar Advertising Co., Class A	186	13,126
Lamb Weston Holdings, Inc.	97	4,266
Lancaster Colony Corp.	4	490
Lawson, Inc.	200	13,616
Lear Corp.	607	89,951
LEG Immobilien AG	148	14,231
Legal & General Group PLC	227	804
Lenovo Group Ltd.	4,000	2,474
Lenzing AG	180	32,176
Leroy Seafood Group ASA	1,170	6,791
Leucadia National Corp.	82	2,134
LG Electronics, Inc.	772	46,277
LG Uplus Corp.	633	9,410
Liberty Property Trust	87	3,656
Lincoln Electric Holdings, Inc.	11	960
Lincoln National Corp.	248	18,119
Lion Corp.	1,000	21,405
Lite-On Technology Corp.	50,000	80,921
Loews Corp.	196	9,541
Logitech International SA, Registered Shares	1,476	53,571
Longfor Properties Co. Ltd.	12,500	31,370
Loomis AB, Class B	135	5,016
Lotte Chemical Corp.	8	2,634
Louisiana-Pacific Corp.	57	1,431
Lowe’s Cos., Inc.	48	3,715
LyondellBasell Industries NV, Class A	12	1,081
Mabuchi Motor Co. Ltd.	400	21,080
Macy’s, Inc.	120	2,850
Madison Square Garden Co., Class A	5	1,099
Man Strategic Holdings PLC	8,086	17,071
Mapletree Commercial Trust	2,100	2,487
Mapletree Industrial Trust	48,100	65,831
Marathon Oil Corp.	52	636
Marathon Petroleum Corp.	296	16,573
Marui Group Co. Ltd.	100	1,360
Marvell Technology Group Ltd.	398	6,193
Masco Corp.	735	28,026
Masimo Corp.	289	27,339
Matsui Securities Co. Ltd.	900	7,366
Maxim Integrated Products, Inc.	229	10,406
McKesson Corp.	7	1,133
Mediaset SpA	5,699	22,278
Medipal Holdings Corp.	200	3,660
Mercialys SA	1,051	21,275

	Shares	Value
Reference Entity — Long
Merck & Co., Inc.	865	$55,256
Merck KGaA	642	70,448
Mettler-Toledo International, Inc.	4	2,292
Miraca Holdings, Inc.	900	41,069
Mitsubishi Chemical Holdings Corp.	8,100	67,815
Mitsubishi Gas Chemical Co., Inc.	100	2,307
Mitsubishi Materials Corp.	200	6,719
MKS Instruments, Inc.	19	1,589
Molina Healthcare, Inc.	45	3,006
Moncler SpA	473	12,702
Mondelez International, Inc., Class A	83	3,654
Mondi PLC	146	3,846
Moneysupermarket.com Group PLC	1,555	6,808
Moody’s Corp.	45	5,923
Moog, Inc., Class A	68	5,054
Morinaga & Co. Ltd.	200	11,463
Motorola Solutions, Inc.	518	46,972
MRC Global, Inc.	525	8,579
MSC Industrial Direct Co., Inc., Class A	80	5,697
MSCI, Inc.	9	981
MTR Corp. Ltd.	1,000	5,775
MTU Aero Engines AG	100	14,655
Nabors Industries Ltd.	403	3,107
National Beverage Corp.	5	511
National Express Group PLC	6,357	30,556
Neste Oyj	697	30,218
NetApp, Inc.	38	1,650
Newfield Exploration Co.	153	4,396
Newmont Mining Corp.	82	3,048
NH Foods Ltd.	1,000	29,579
Nippon Paper Industries Co. Ltd.	100	1,994
Nishi-Nippon Financial Holdings, Inc.	900	10,126
Noble Energy, Inc.	283	8,182
Nordson Corp.	52	6,604
Novartis AG, Registered Shares	168	14,310
Nu Skin Enterprises, Inc., Class A	9	570
Obayashi Corp.	500	6,020
ON Semiconductor Corp.	77	1,151
ONE Gas, Inc.	34	2,475
Orange SA	118	1,986
Orion Oyj, Class B	488	24,664
Otsuka Corp.	100	6,551
Owens Corning	545	36,542
Pagegroup PLC	343	2,217
Panasonic Corp.	1,000	13,773
Pargesa Holding SA	64	5,108
Peab AB	3,304	38,783
Pegatron Corp.	16,000	52,184
People’s Insurance Co. Group of China Ltd., H Shares	33,000	15,357
Peugeot SA	4,059	87,312
PG&E Corp.	80	5,415
Philip Morris International, Inc.	17	1,984
Philips Lighting NV	3,402	129,291
Phillips 66	633	53,014
Pioneer Natural Resources Co.	90	14,679
Playtech PLC	155	1,964
PNM Resources, Inc.	107	4,264
Pola Orbis Holdings, Inc.	400	11,097
Pool Corp.	44	4,757
Popular, Inc.	50	2,107
Portland General Electric Co.	25	1,117
POSCO	215	64,245
Potlatch Corp.	30	1,436
Pou Chen Corp.	25,000	33,772
President Chain Store Corp.	2,000	16,947

See Notes to Consolidated Financial Statements.

42	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Principal Financial Group, Inc.	367	$24,497
Progressive Corp.	116	5,467
ProSiebenSat.1 Media SE	207	8,270
Provident Financial PLC	55	1,497
Prudential Financial, Inc.	76	8,605
PS Business Parks, Inc.	138	18,555
Public Storage	37	7,606
QEP Resources, Inc.	487	4,174
Quanta Computer, Inc.	9,000	21,339
Quanta Services, Inc.	308	10,389
Radian Group, Inc.	640	11,149
Recordati SpA	655	27,991
Regal Beloit Corp.	42	3,501
Regal Entertainment Group, Class A	1,560	29,671
Regions Financial Corp.	499	7,285
Rightmove PLC	102	5,658
Robert Half International, Inc.	377	17,059
Rockwell Automation, Inc.	10	1,650
Rollins, Inc.	291	12,632
Royal Unibrew A/S	248	12,356
RPM International, Inc.	26	1,349
RWE AG	645	13,590
Ryder System, Inc.	111	8,076
Ryman Hospitality Properties, Inc.	156	9,764
S&P Global, Inc.	31	4,761
Safran SA	83	7,853
Salzgitter AG	630	28,265
Sampo Oyj, A Shares	142	7,766
Sandvik AB	279	4,397
Sankyo Co. Ltd.	100	3,282
Sanofi	556	52,981
Sapporo Holdings Ltd.	500	13,618
Schaeffler AG, Preference Shares	138	1,924
Science Applications International Corp.	242	17,039
Scripps Networks Interactive, Inc., Class A	59	5,157
Seagate Technology PLC	381	12,558
SEB SA	31	5,515
Secom Co. Ltd.	600	45,017
Seiko Epson Corp.	2,100	55,277
Shimao Property Holdings Ltd.	1,000	1,992
Shinhan Financial Group Co. Ltd.	782	37,166
Shionogi & Co. Ltd.	100	5,339
Showa Denko KK	200	5,206
Simon Property Group, Inc.	33	5,232
Singapore Airlines Ltd.	6,500	49,813
Sino Biopharmaceutical Ltd.	39,000	34,430
Sino Land Co. Ltd.	6,000	9,896
Six Flags Entertainment Corp.	161	9,156
SK Innovation Co. Ltd.	315	49,715
Skylark Co. Ltd.	600	9,056
Smith & Nephew PLC	2,046	35,600
Sofina SA	41	6,106
Sompo Holdings, Inc.	100	3,922
Sonoco Products Co.	387	18,762
Sotetsu Holdings, Inc.	1,000	4,896
Square Enix Holdings Co. Ltd.	200	6,544
SSE PLC	978	17,798
Starwood Property Trust, Inc.	400	8,816
State Street Corp.	175	16,315
Statoil ASA	1,234	23,192
Steel Dynamics, Inc.	60	2,125
Straumann Holding AG, Registered Shares	26	14,683
Suedzucker AG	53	1,131
Sumitomo Rubber Industries Ltd.	900	15,606
Sun Communities, Inc.	73	6,498
Suruga Bank Ltd.	400	9,646

	Shares	Value
Reference Entity — Long
Symantec Corp.	33	$1,023
T&D Holdings, Inc.	500	7,376
T. Rowe Price Group, Inc.	20	1,654
Taishin Financial Holding Co. Ltd.	70,000	32,918
Taisho Pharmaceutical Holdings Co. Ltd.	100	7,491
Taiwan Cooperative Financial Holding Co. Ltd.	57,000	31,148
Take-Two Interactive Software, Inc.	220	17,486
Tanger Factory Outlet Centers, Inc.	87	2,299
Target Corp.	85	4,817
Tate & Lyle PLC	3,997	35,442
Taylor Wimpey PLC	1,658	4,164
TCF Financial Corp.	365	5,752
TDK Corp.	200	14,374
Tecnicas Reunidas SA	135	4,787
TEGNA, Inc.	245	3,633
Teijin Ltd.	400	8,020
Telecom Italia SpA	3,564	3,667
Teleflex, Inc.	6	1,243
Telefonica SA	7,444	84,288
Telephone & Data Systems, Inc.	57	1,621
Tempur Sealy International, Inc.	38	2,191
Tenneco, Inc.	464	25,659
Tesco PLC	464	1,067
Tesoro Corp.	119	11,844
TGS NOPEC Geophysical Co. ASA	457	9,658
Thomas Cook Group PLC	2,028	2,938
Tingyi Cayman Islands Holding Corp.	2,000	2,547
TJX Cos., Inc.	29	2,039
Tokai Tokyo Financial Holdings, Inc.	1,800	10,499
Tokio Marine Holdings, Inc.	400	16,821
Topdanmark A/S	527	18,007
Torchmark Corp.	58	4,580
Toro Co.	89	6,327
TOTO Ltd.	100	4,024
Toyoda Gosei Co. Ltd.	800	18,876
Toyota Boshoku Corp.	300	6,265
TP ICAP PLC	3,081	19,793
Trend Micro, Inc.	100	5,001
Tupperware Brands Corp.	98	5,950
Two Harbors Investment Corp.	1,374	13,589
UDR, Inc.	315	12,313
UMB Financial Corp.	11	766
Uniper SE	6,849	141,150
United Continental Holdings, Inc.	257	17,394
United Rentals, Inc.	193	22,959
UnitedHealth Group, Inc.	190	36,444
Univar, Inc.	129	4,004
Universal Health Services, Inc., Class B	53	5,874
UOL Group Ltd.	500	2,909
UPM-Kymmene Oyj	1,897	51,642
Urban Edge Properties	216	5,428
Valero Energy Corp.	848	58,487
Varian Medical Systems, Inc.	280	27,194
Vectren Corp.	372	22,361
Vedanta Resources PLC	1,147	11,650
Verizon Communications, Inc.	320	15,488
Versum Materials, Inc.	45	1,587
Vestas Wind Systems A/S	280	27,365
Viavi Solutions, Inc.	124	1,360
Vinci SA	366	32,774
Vishay Intertechnology, Inc.	100	1,785
VMware, Inc., Class A	50	4,636
Volkswagen AG, Preference Shares	50	7,689
WABCO Holdings, Inc.	24	3,302
Walgreens Boots Alliance, Inc.	107	8,632
Want Want China Holdings Ltd.	5,000	3,377

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	43

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Washington Real Estate Investment Trust	562	$18,788
Waste Management, Inc.	40	3,006
Wendy’s Co.	135	2,084
Werner Enterprises, Inc.	474	14,054
West Corp.	591	13,812
Western Digital Corp.	185	15,747
William Hill PLC	731	2,416
Williams-Sonoma, Inc.	257	11,933
Wilmar International Ltd.	8,600	21,171
Wolters Kluwer NV	810	36,023
Worldline SA	363	14,753
Worldpay Group PLC	581	2,835
WW Grainger, Inc.	18	3,001
Xilinx, Inc.	20	1,265
Yamato Holdings Co. Ltd.	100	2,007
Yamazaki Baking Co. Ltd.	100	2,006
Yangzijiang Shipbuilding Holdings Ltd.	7,900	8,243
Yuanta Financial Holding Co. Ltd.	11,000	4,715
Yue Yuen Industrial Holdings Ltd.	2,500	10,322
Total Reference Entity — Long		9,559,974

	Shares	Value
Reference Entity — Short
AA PLC	(3,684)	$(11,871)
AAK AB	(773)	(57,137)
Aalberts Industries NV	(224)	(9,780)
ABC-Mart, Inc.	(100)	(5,702)
ABIOMED, Inc.	(30)	(4,443)
ACADIA Pharmaceuticals, Inc.	(631)	(18,785)
Acadia Realty Trust	(222)	(6,602)
Accor SA	(676)	(31,403)
Acerinox SA	(706)	(9,064)
Ackermans & van Haaren NV	(122)	(22,056)
Acom Co. Ltd.	(800)	(3,407)
adidas AG	(16)	(3,654)
Adient PLC	(42)	(2,750)
Admiral Group PLC	(331)	(9,030)
AEON Financial Service Co. Ltd.	(100)	(2,177)
Aggreko PLC	(2,592)	(28,976)
Ain Holdings, Inc.	(400)	(28,829)
Air Liquide SA	(49)	(6,008)
Air Water, Inc.	(1,700)	(32,914)
Aker BP ASA	(3,422)	(64,641)
Alibaba Health Information Technology Ltd.	(2,640)	(1,254)
Alibaba Pictures Group Ltd.	(130,000)	(21,960)
Allegheny Technologies, Inc.	(285)	(5,398)
Allegiant Travel Co.	(67)	(8,660)
Allergan PLC	(10)	(2,523)
Alps Electric Co. Ltd.	(1,100)	(29,913)
Alstom SA	(79)	(2,830)
Altice NV, Class B	(255)	(6,300)
Altria Group, Inc.	(48)	(3,119)
Ambarella, Inc.	(332)	(16,617)
Amec Foster Wheeler PLC	(577)	(3,385)
AMERCO	(42)	(16,320)
ams AG	(127)	(9,152)
Antofagasta PLC	(179)	(2,235)
Archer-Daniels-Midland Co.	(192)	(8,099)
Aryzta AG	(114)	(3,663)
Asahi Intecc Co. Ltd.	(1,100)	(49,396)
Asahi Kasei Corp.	(1,000)	(11,420)
ASOS PLC	(247)	(18,829)
Assa Abloy AB, Class B	(3,625)	(77,658)
Associated British Foods PLC	(504)	(19,716)

	Shares	Value
Reference Entity — Short
Atlantia SpA	(151)	$(4,593)
Auto Trader Group PLC	(1,753)	(8,853)
AutoNation, Inc.	(16)	(678)
Avnet, Inc.	(96)	(3,684)
Babcock International Group PLC	(2,058)	(22,925)
Banca Popolare di Sondrio SCPA	(5,257)	(22,940)
Banco Bilbao Vizcaya Argentaria SA	(3,035)	(27,460)
Banco BPM SpA	(11,987)	(43,659)
Banco Comercial Portugues SA, Class R	(60,411)	(17,220)
Banco de Sabadell SA	(20,988)	(46,869)
Banco Santander SA	(1,184)	(8,061)
Bank of East Asia Ltd.	(10,495)	(44,894)
Bank of the Ozarks, Inc.	(21)	(906)
Bankia SA	(7,729)	(39,065)
Bellway PLC	(143)	(6,022)
Benesse Holdings, Inc.	(300)	(11,482)
Bilfinger SE	(1,977)	(80,782)
Bio-Techne Corp.	(11)	(1,275)
Blackbaud, Inc.	(14)	(1,293)
Blackstone Mortgage Trust, Inc., Class A	(139)	(4,291)
Bollore SA	(784)	(3,637)
boohoo.com PLC	(3,636)	(11,291)
BP PLC	(814)	(4,781)
BPER Banca	(4,438)	(24,380)
Brenntag AG	(472)	(26,747)
BTG PLC	(5,076)	(44,127)
Bunzl PLC	(484)	(14,614)
Bureau Veritas SA	(2,559)	(58,306)
BYD Co. Ltd., H Shares	(1,500)	(9,336)
Cairn Energy PLC	(2,433)	(5,776)
CaixaBank SA	(2,417)	(12,589)
Calbee, Inc.	(600)	(24,875)
Cal-Maine Foods, Inc.	(231)	(8,813)
Capita PLC	(1,527)	(13,268)
Capital & Counties Properties PLC	(5,004)	(19,022)
Capital One Financial Corp.	(52)	(4,481)
Carl Zeiss Meditec AG	(72)	(3,855)
Casino Guichard Perrachon SA	(68)	(4,147)
CBL & Associates Properties, Inc.	(87)	(765)
CF Industries Holdings, Inc.	(57)	(1,673)
CH Robinson Worldwide, Inc.	(64)	(4,198)
Chemical Financial Corp.	(152)	(7,325)
China Evergrande Group	(8,000)	(22,249)
China Huarong Asset Management Co. Ltd., H Shares	(41,000)	(16,791)
Choice Hotels International, Inc.	(33)	(2,133)
Chr Hansen Holding A/S	(18)	(1,450)
Chugai Pharmaceutical Co. Ltd.	(800)	(32,083)
CIE Automotive SA	(1,073)	(26,559)
Cie d’Entreprises CFE	(155)	(22,881)
Cimpress NV	(76)	(6,706)
Cincinnati Financial Corp.	(106)	(8,073)
Citigroup, Inc.	(512)	(35,046)
Cliffs Natural Resources, Inc.	(1,252)	(9,665)
CNH Industrial NV	(1,934)	(22,402)
Cobham PLC	(29,444)	(51,552)
Coca-Cola European Partners PLC	(232)	(10,069)
Commerzbank AG	(2,892)	(37,828)
CompuGroup Medical SE	(58)	(3,458)
Comsys Holdings Corp.	(400)	(8,195)
Concordia Financial Group Ltd.	(400)	(2,017)
CONSOL Energy, Inc.	(189)	(3,168)
Constellation Brands, Inc., Class A	(38)	(7,347)
Continental Resources, Inc.	(577)	(19,289)
Cornerstone OnDemand, Inc.	(163)	(6,571)
Cousins Properties, Inc.	(1,030)	(9,466)

See Notes to Consolidated Financial Statements.

44	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Covanta Holding Corp.	(312)	$(4,711)
Credit Suisse Group AG, Registered Shares	(1,303)	(20,029)
Croda International PLC	(199)	(9,710)
CTS Eventim AG & Co. KGaA	(1,378)	(63,871)
CyberAgent, Inc.	(200)	(6,177)
CYBG PLC	(845)	(2,977)
CyrusOne, Inc.	(264)	(15,763)
Dai-ichi Life Holdings, Inc.	(200)	(3,455)
Daily Mail & General Trust PLC, A Shares	(1,512)	(12,698)
Daimler AG, Registered Shares	(289)	(20,249)
Danaher Corp.	(56)	(4,563)
Dassault Systemes SE	(119)	(11,674)
Davide Campari-Milano SpA	(2,902)	(21,453)
Delphi Automotive PLC	(39)	(3,526)
DeNA Co. Ltd.	(200)	(4,394)
Dentsu, Inc.	(500)	(23,379)
Derwent London PLC	(726)	(27,278)
Deutsche Wohnen AG	(1,210)	(47,950)
Dialog Semiconductor PLC	(62)	(2,702)
Diebold Nixdorf, Inc.	(353)	(8,260)
DMG Mori AG	(2,165)	(127,858)
DMG Mori Co. Ltd.	(900)	(14,930)
Dollar General Corp.	(31)	(2,330)
Domino’s Pizza Group PLC	(1,311)	(4,607)
DONG Energy A/S	(348)	(16,788)
dormakaba Holding AG	(30)	(26,740)
DR Horton, Inc.	(55)	(1,963)
Drax Group PLC	(10,235)	(42,997)
Drillisch AG	(15)	(1,003)
DSV A/S	(1,145)	(73,928)
easyJet PLC	(2,394)	(39,047)
Edenred	(435)	(11,435)
Electricite de France SA	(1,990)	(20,200)
Ellie Mae, Inc.	(55)	(4,797)
Ensco PLC, Class A	(387)	(2,047)
EPAM Systems, Inc.	(18)	(1,547)
ERG SpA	(750)	(10,725)
Essentra PLC	(404)	(2,854)
Essity AB, Class B	(321)	(9,307)
Eurazeo SA	(52)	(4,244)
Eutelsat Communications SA	(494)	(13,370)
EXOR NV	(45)	(2,695)
Experian PLC	(432)	(8,582)
Extended Stay America, Inc.	(78)	(1,542)
Facebook, Inc., Class A	(9)	(1,523)
FANUC Corp.	(100)	(20,445)
Fastighets AB Balder, B Shares	(338)	(8,600)
Ferrovial SA	(3,197)	(68,942)
Financial Engines, Inc.	(206)	(7,921)
Finisar Corp.	(116)	(3,158)
First Republic Bank	(33)	(3,311)
First Resources Ltd.	(9,000)	(12,411)
First Solar, Inc.	(856)	(42,209)
Flow Traders	(778)	(23,558)
Flowers Foods, Inc.	(280)	(4,925)
Flowserve Corp.	(110)	(4,524)
FLSmidth & Co. A/S	(258)	(15,791)
Flughafen Zurich AG, Registered Shares	(183)	(46,672)
FNB Corp.	(1,335)	(18,289)
Fortum Oyj	(574)	(9,386)
Forum Energy Technologies, Inc.	(347)	(4,598)
Frank’s International NV	(5,545)	(44,914)
Fuji Oil Holdings, Inc.	(100)	(2,363)
Galapagos NV	(78)	(6,197)
Gaming and Leisure Properties, Inc.	(91)	(3,453)
Gas Natural SDG SA	(1,211)	(28,342)

	Shares	Value
Reference Entity — Short
Gemalto NV	(204)	$(10,392)
Givaudan SA, Registered Shares	(12)	(23,875)
Gjensidige Forsikring ASA	(821)	(14,209)
Glencore PLC	(8,243)	(36,363)
GMO Payment Gateway, Inc.	(200)	(11,797)
Grand City Properties SA	(444)	(9,206)
Great Portland Estates PLC	(3,254)	(25,859)
Gree, Inc.	(500)	(3,841)
Greencore Group PLC	(2,136)	(6,305)
Grifols SA	(381)	(10,691)
Groupe Eurotunnel SE	(4,643)	(51,484)
Gulfport Energy Corp.	(35)	(442)
Guotai Junan International Holdings Ltd.	(88,990)	(27,396)
GVC Holdings PLC	(2,571)	(26,069)
Haitong International Securities Group Ltd.	(72,000)	(41,495)
Halma PLC	(2,294)	(33,251)
Hanmi Science Co. Ltd.	(115)	(8,559)
Hargreaves Lansdown PLC	(1,417)	(25,783)
Harmonic Drive Systems, Inc.	(10)	(432)
Hays PLC	(6,124)	(13,467)
HD Supply Holdings, Inc.	(188)	(6,108)
Healthcare Trust of America, Inc., Class A	(294)	(8,993)
Heineken NV	(190)	(19,826)
Hennes & Mauritz AB, B Shares	(1,210)	(31,569)
Hermes International	(117)	(59,262)
Hikma Pharmaceuticals PLC	(1,004)	(18,689)
Hino Motors Ltd.	(100)	(1,177)
HomeServe PLC	(1,403)	(13,421)
Honda Motor Co. Ltd.	(700)	(19,594)
Hongkong Land Holdings Ltd.	(5,000)	(37,600)
Horizon Pharma PLC	(145)	(1,737)
Hormel Foods Corp.	(267)	(9,123)
House Foods Group, Inc.	(700)	(18,070)
HSBC Holdings PLC	(2,249)	(22,524)
HUGO BOSS AG	(55)	(4,149)
Huhtamaki Oyj	(282)	(10,928)
Huntington Bancshares, Inc.	(194)	(2,570)
Iberdrola SA	(6)	(47)
ICA Gruppen AB	(165)	(6,611)
IG Group Holdings PLC	(805)	(6,762)
Iida Group Holdings Co. Ltd.	(100)	(1,709)
IMAX Corp.	(251)	(5,371)
IMCD Group NV	(698)	(39,112)
Indutrade AB	(1,426)	(35,177)
Infinera Corp.	(93)	(1,091)
Informa PLC	(4,651)	(42,658)
Infrastrutture Wireless Italiane SpA	(4,388)	(28,310)
Inmarsat PLC	(417)	(4,268)
Innogy SE	(537)	(22,554)
Interactive Brokers Group, Inc., Class A	(352)	(14,098)
Intercept Pharmaceuticals, Inc.	(48)	(5,622)
Intercontinental Exchange, Inc.	(51)	(3,402)
International Consolidated Airlines Group SA	(1,194)	(9,112)
Intertek Group PLC	(580)	(32,901)
InterXion Holding NV	(77)	(3,686)
Intrexon Corp.	(8)	(173)
Invesco Mortgage Capital, Inc.	(106)	(1,763)
Investec PLC	(2,042)	(15,505)
Isetan Mitsukoshi Holdings Ltd.	(200)	(1,949)
Isuzu Motors Ltd.	(200)	(2,742)
Itoham Yonekyu Holdings, Inc.	(2,800)	(26,043)
Iyo Bank Ltd.	(400)	(3,266)
J. Front Retailing Co. Ltd.	(800)	(11,434)
Japan Post Holdings Co. Ltd.	(1,900)	(23,949)
Japan Tobacco, Inc.	(200)	(6,950)
Jazz Pharmaceuticals PLC	(18)	(2,765)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	45

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
JCDecaux SA	(730)	$(25,997)
JGC Corp.	(4,400)	(70,484)
John Bean Technologies Corp.	(13)	(1,201)
John Wood Group PLC	(213)	(1,719)
Johnson Matthey PLC	(63)	(2,335)
Juno Therapeutics, Inc.	(1,147)	(32,609)
Just Eat PLC	(949)	(7,773)
Jyske Bank A/S, Registered Shares	(62)	(3,886)
K+S AG, Registered Shares	(1,168)	(30,372)
Kansai Paint Co. Ltd.	(1,200)	(27,448)
Kawasaki Heavy Industries Ltd.	(1,000)	(3,184)
KAZ Minerals PLC	(743)	(7,037)
KBR, Inc.	(528)	(7,878)
Keihan Holdings Co. Ltd.	(3,000)	(19,409)
Keikyu Corp.	(1,000)	(11,606)
Keio Corp.	(1,000)	(8,374)
Keisei Electric Railway Co. Ltd.	(1,200)	(32,838)
Kennedy-Wilson Holdings, Inc.	(152)	(3,055)
Keppel Corp. Ltd.	(1,400)	(6,621)
Kering	(5)	(1,748)
Kewpie Corp.	(500)	(12,577)
Keyence Corp.	(300)	(138,574)
Keysight Technologies, Inc.	(56)	(2,329)
Kikkoman Corp.	(100)	(3,063)
Kimco Realty Corp.	(216)	(4,359)
Kinder Morgan, Inc.	(64)	(1,308)
Kintetsu Group Holdings Co. Ltd.	(3,000)	(11,504)
KION Group AG	(229)	(19,871)
Kirby Corp.	(29)	(1,766)
Kite Pharma, Inc.	(165)	(17,888)
Kite Realty Group Trust	(83)	(1,704)
Klepierre	(150)	(6,105)
Knight Transportation, Inc.	(236)	(8,413)
Komatsu Ltd.	(100)	(2,682)
Kone Oyj, Class B	(530)	(27,606)
Konecranes Oyj	(738)	(32,926)
Koninklijke KPN NV	(1,253)	(4,544)
Koninklijke Vopak NV	(328)	(15,617)
Korian SA	(1,892)	(62,557)
Kosmos Energy Ltd.	(1,963)	(12,956)
Krones AG	(13)	(1,617)
Kubota Corp.	(3,500)	(60,778)
Kyowa Exeo Corp.	(900)	(15,366)
Kyushu Financial Group, Inc.	(1,600)	(10,040)
L Brands, Inc.	(12)	(557)
Legrand SA	(61)	(4,214)
Leidos Holdings, Inc.	(194)	(10,367)
Liberty Global PLC, Class A	(21)	(711)
Liberty Ventures, Series A	(59)	(3,574)
LINE Corp.	(383)	(14,080)
Lions Gate Entertainment Corp., Class B	(168)	(4,622)
LivaNova PLC	(219)	(13,346)
Lonza Group AG, Registered Shares	(16)	(3,803)
L’Oreal SA	(54)	(11,188)
Lotte Confectionery Co. Ltd.	(11)	(2,001)
Lululemon Athletica, Inc.	(164)	(10,109)
Lumentum Holdings, Inc.	(33)	(2,066)
Luxottica Group SpA	(501)	(28,922)
LVMH Moet Hennessy Louis Vuitton SE	(141)	(35,417)
Macerich Co.	(50)	(2,869)
MAN SE	(45)	(4,983)
MDU Resources Group, Inc.	(68)	(1,792)
Mebuki Financial Group, Inc.	(1,300)	(5,004)
Medicines Co.	(749)	(28,799)
Mediclinic International PLC	(713)	(6,964)
MEDNAX, Inc.	(42)	(1,973)

	Shares	Value
Reference Entity — Short
Medtronic PLC	(106)	$(8,901)
Meggitt PLC	(2,052)	(13,620)
Melia Hotels International SA	(1,632)	(25,296)
Mellanox Technologies Ltd.	(147)	(6,902)
Melrose Industries PLC	(20,033)	(61,427)
Merlin Entertainments PLC	(725)	(4,489)
Metro Bank PLC	(206)	(9,847)
Micro Focus International PLC	(1,504)	(44,290)
Mid-America Apartment Communities, Inc.	(137)	(14,184)
MINEBEA MITSUMI, Inc.	(200)	(3,295)
Mitsubishi Heavy Industries Ltd.	(1,000)	(3,976)
Mitsubishi Logistics Corp.	(2,000)	(25,675)
Mitsubishi Motors Corp.	(8,300)	(59,873)
Mitsubishi UFJ Financial Group, Inc.	(400)	(2,538)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(600)	(3,196)
Mitsui & Co. Ltd.	(300)	(4,362)
Mitsui OSK Lines Ltd.	(3,000)	(9,337)
Miura Co. Ltd.	(700)	(14,164)
Mizuho Financial Group, Inc.	(4,400)	(7,825)
Modern Times Group MTG AB, B Shares	(118)	(4,101)
Monolithic Power Systems, Inc.	(14)	(1,432)
Mosaic Co.	(269)	(6,494)
Mylan NV	(39)	(1,521)
Nanya Technology Corp.	(1,055)	(2,176)
National General Holdings Corp.	(324)	(6,872)
Nemetschek SE	(194)	(15,054)
Nestlé SA, Registered Shares	(151)	(12,746)
New Residential Investment Corp.	(415)	(7,055)
NEX Group PLC	(1,303)	(11,458)
Nexstar Media Group, Inc., Class A	(186)	(12,164)
Nibe Industrier AB, B Shares	(1,134)	(10,812)
Nidec Corp.	(800)	(88,151)
Nielsen Holdings PLC	(201)	(8,645)
Nifco, Inc.	(100)	(5,768)
Nintendo Co. Ltd.	(100)	(33,961)
Nippon Steel & Sumitomo Metal Corp.	(700)	(17,184)
Nipro Corp.	(600)	(8,139)
Nissan Chemical Industries Ltd.	(200)	(6,639)
Nisshin Seifun Group, Inc.	(500)	(8,211)
NOK Corp.	(400)	(9,156)
Nokian Renkaat Oyj	(59)	(2,406)
Nomura Holdings, Inc.	(900)	(5,347)
Nordex SE	(107)	(1,461)
NOS SGPS SA	(693)	(4,410)
NS Solutions Corp.	(700)	(14,737)
NSK Ltd.	(100)	(1,289)
Oasis Petroleum, Inc.	(801)	(6,232)
OC Oerlikon Corp. AG, Registered Shares	(1,535)	(22,459)
Ocado Group PLC	(7,766)	(30,852)
Odakyu Electric Railway Co. Ltd.	(2,200)	(43,579)
Oil States International, Inc.	(55)	(1,367)
Olin Corp.	(37)	(1,091)
Olympus Corp.	(400)	(14,519)
Ontex Group NV	(109)	(3,738)
OPKO Health, Inc.	(2,199)	(14,184)
Oracle Corp. Japan	(300)	(20,164)
Orient Corp.	(2,600)	(4,385)
Otsuka Holdings Co. Ltd.	(300)	(13,212)
PacWest Bancorp	(219)	(10,516)
Pandora Media, Inc.	(2,575)	(23,046)
Park24 Co. Ltd.	(1,300)	(32,900)
Parsley Energy, Inc., Class A	(237)	(6,939)
Patterson Cos., Inc.	(67)	(2,795)
Paysafe Group PLC	(5,475)	(42,613)
PDC Energy, Inc.	(110)	(5,188)
Pearson PLC	(615)	(5,322)

See Notes to Consolidated Financial Statements.

46	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Pebblebrook Hotel Trust	(21)	$(707)
Pennon Group PLC	(3,769)	(40,061)
Penske Automotive Group, Inc.	(29)	(1,263)
PeptiDream, Inc.	(2,600)	(81,695)
Pernod Ricard SA	(248)	(34,408)
Phoenix Group Holdings	(7,274)	(73,256)
Pigeon Corp.	(200)	(7,413)
Plains GP Holdings LP, Class A	(575)	(15,720)
Polaris Industries, Inc.	(96)	(8,607)
Porsche Automobil Holding SE, Preference Shares	(358)	(20,489)
Poste Italiane SpA	(253)	(1,862)
Pricesmart, Inc.	(30)	(2,527)
Prosegur Cia de Seguridad SA	(2,166)	(14,804)
QIAGEN NV	(263)	(8,723)
QUALCOMM, Inc.	(215)	(11,436)
Raiffeisen Bank International AG	(635)	(18,713)
Rakuten, Inc.	(600)	(7,329)
Randgold Resources Ltd.	(501)	(46,635)
Rational AG	(64)	(40,188)
Recruit Holdings Co. Ltd.	(1,200)	(20,772)
Redrow PLC	(4,640)	(36,242)
Regeneron Pharmaceuticals, Inc.	(10)	(4,916)
Remy Cointreau SA	(189)	(21,741)
Renault SA	(120)	(10,811)
ResMed, Inc.	(34)	(2,622)
Rexel SA	(450)	(7,126)
Rinnai Corp.	(200)	(18,672)
Rockwell Collins, Inc.	(36)	(3,835)
Rolls-Royce Holdings PLC	(236)	(2,765)
Rotork PLC	(281)	(858)
Royal Dutch Shell PLC, B Shares	(617)	(17,577)
Royal Mail PLC	(1,457)	(7,747)
Ryohin Keikaku Co. Ltd.	(100)	(25,564)
salesforce.com, Inc.	(18)	(1,634)
Samsung Heavy Industries Co. Ltd.	(6,130)	(61,346)
Santen Pharmaceutical Co. Ltd.	(3,000)	(42,265)
Sartorius AG, Preference Shares	(152)	(14,366)
Sartorius Stedim Biotech	(16)	(1,141)
SBM Offshore NV	(5,208)	(90,063)
Schibsted ASA, B Shares	(35)	(819)
Schibsted ASA, Class A	(601)	(15,341)
Schneider Electric SE	(503)	(39,477)
SCSK Corp.	(1,500)	(63,300)
Seaboard Corp.	(2)	(8,550)
Sealed Air Corp.	(125)	(5,439)
Securitas AB, B Shares	(153)	(2,548)
Seibu Holdings, Inc.	(1,600)	(27,912)
Sembcorp Industries Ltd.	(6,400)	(15,242)
SemGroup Corp., Class A	(320)	(8,656)
Semiconductor Manufacturing International Corp.	(19,000)	(20,828)
Sempra Energy	(38)	(4,294)
Sensata Technologies Holding NV	(99)	(4,467)
Serco Group PLC	(41,830)	(61,242)
Severn Trent PLC	(205)	(6,061)
SFR Group SA	(28)	(1,042)
Shaftesbury PLC	(1,538)	(19,954)
Shimadzu Corp.	(300)	(5,907)
Shimano, Inc.	(100)	(14,661)
Shinsei Bank Ltd.	(8,000)	(13,186)
Siemens Gamesa Renewable Energy SA	(2,760)	(45,157)
SINA Corp.	(59)	(5,594)
Singapore Post Ltd.	(38,100)	(36,951)
Singapore Telecommunications Ltd.	(32,400)	(94,842)
SKY Perfect JSAT Holdings, Inc.	(700)	(3,142)
SL Green Realty Corp.	(8)	(826)

	Shares	Value
Reference Entity — Short
Société BIC SA	(54)	$(6,334)
Société Générale SA	(115)	(6,743)
Sodexo SA	(22)	(2,599)
Sohgo Security Services Co. Ltd.	(300)	(12,717)
Sony Corp.	(400)	(16,434)
Sony Financial Holdings, Inc.	(100)	(1,729)
Sopra Steria Group	(56)	(9,684)
Sosei Group Corp.	(400)	(41,501)
Spirit Realty Capital, Inc.	(1,143)	(9,064)
Square, Inc., Class A	(124)	(3,267)
Stanley Electric Co. Ltd.	(300)	(9,910)
Start Today Co. Ltd.	(700)	(19,752)
Stericycle, Inc.	(19)	(1,465)
Stifel Financial Corp.	(26)	(1,322)
STORE Capital Corp.	(292)	(6,830)
Ströer SE & Co. KGaA	(178)	(11,476)
Suez	(1,015)	(18,352)
Sulzer AG, Registered Shares	(37)	(4,152)
Sumco Corp.	(500)	(8,092)
Sumitomo Metal Mining Co. Ltd.	(3,000)	(45,308)
Sumitomo Mitsui Financial Group, Inc.	(200)	(7,717)
Summit Materials, Inc., Class A	(129)	(3,669)
Superior Energy Services, Inc.	(490)	(5,272)
Svenska Handelsbanken AB, A Shares	(208)	(3,096)
Swedbank AB, A Shares	(44)	(1,147)
Symrise AG	(842)	(58,953)
Sysmex Corp.	(700)	(40,072)
Taiyo Nippon Sanso Corp.	(300)	(3,467)
Targa Resources Corp.	(45)	(2,088)
Technicolor SA	(11)	(40)
Tele2 AB, B Shares	(1,865)	(22,197)
Telefonaktiebolaget LM Ericsson, B Shares	(264)	(1,709)
Teleperformance	(111)	(15,466)
Terna Rete Elettrica Nazionale SpA	(2,625)	(14,996)
Terumo Corp.	(200)	(7,562)
Tesla, Inc.	(72)	(23,290)
THK Co. Ltd.	(100)	(3,053)
thyssenkrupp AG	(619)	(18,385)
Tokyo Broadcasting System Holdings, Inc.	(1,800)	(34,022)
TomTom NV	(123)	(1,306)
Toyo Seikan Group Holdings Ltd.	(300)	(4,918)
Tractor Supply Co.	(25)	(1,403)
Trelleborg AB, B Shares	(1,064)	(25,060)
TripAdvisor, Inc.	(57)	(2,224)
Triumph Group, Inc.	(64)	(1,638)
Tryg A/S	(271)	(6,106)
Tsuruha Holdings, Inc.	(500)	(52,461)
TUI AG	(381)	(5,988)
Tullow Oil PLC	(5,701)	(12,680)
TV Asahi Holdings Corp.	(800)	(14,547)
U.S. Silica Holdings, Inc.	(16)	(466)
Ultimate Software Group, Inc.	(34)	(7,674)
Ultra Electronics Holdings PLC	(182)	(5,030)
Under Armour, Inc., Class A	(1,263)	(25,285)
Unicharm Corp.	(900)	(23,092)
Unione di Banche Italiane SpA	(2,269)	(10,962)
Unipol Gruppo Finanziario SpA	(7,618)	(35,665)
UnipolSai Assicurazioni SpA	(3,649)	(8,436)
UNIQA Insurance Group AG	(663)	(6,864)
United Internet AG, Registered Shares	(142)	(8,645)
United Natural Foods, Inc.	(26)	(1,002)
United Utilities Group PLC	(332)	(3,934)
Universal Entertainment Corp.	(1,800)	(51,641)
Urban Outfitters, Inc.	(38)	(744)
USG Corp.	(192)	(5,192)
Value Partners Group Ltd.	(2,277)	(2,116)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	47

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Vector Group Ltd.	(77)	$(1,550)
ViaSat, Inc.	(136)	(8,988)
Vicat SA	(113)	(8,254)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(209)	(6,292)
Vifor Pharma AG	(550)	(58,709)
Virgin Money Holdings UK PLC	(2,076)	(7,811)
Vivendi SA	(166)	(3,837)
WageWorks, Inc.	(83)	(5,412)
Wallenstam AB, B Shares	(1,234)	(12,563)
Wartsila Oyj ABP	(598)	(39,742)
Waste Connections, Inc.	(1,475)	(95,845)
Weir Group PLC	(1,509)	(36,525)
Welltower, Inc.	(71)	(5,211)
Wendel SA	(142)	(21,366)
WESCO International, Inc.	(36)	(1,845)
Westar Energy, Inc.	(10)	(507)
White Mountains Insurance Group Ltd.	(27)	(23,344)
Whiting Petroleum Corp.	(1,140)	(5,985)

	Shares	Value
Reference Entity — Short
Wirecard AG	(180)	$(13,775)
Woodward, Inc.	(80)	(5,595)
Workspace Group PLC	(1,373)	(16,576)
WR Grace & Co.	(20)	(1,379)
Yamaha Corp.	(500)	(17,682)
Yamaha Motor Co. Ltd.	(900)	(22,604)
Yelp, Inc.	(222)	(7,222)
Yoox Net-A-Porter Group SpA	(3,374)	(111,755)
Zalando SE	(1,025)	(45,876)
Zardoya Otis SA	(6,823)	(71,576)
Zillow Group, Inc., Class C	(35)	(1,581)
Zynga, Inc., Class A	(5,635)	(20,342)
Total Reference Entity — Short		(8,690,674)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$869,300

Transactions in Options Written for the Year Ended July 31, 2017

	Calls
	Notional (000)
	USD	Premiums Received
Outstanding options, beginning of year	6,200	$92,774
Options closed	(6,200)	(92,774)
Outstanding options, end of year	—	—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$43,669	—	—	—	$43,669
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$51,121	—	—	51,121
Swaps - OTC.	Unrealized appreciation on OTC swaps	$474,927	—	95,499	—	$173,634	—	744,060

Total		$474,927	—	$139,168	$51,121	$173,634	—	$838,850

Liabilities - Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$194,254	—	$49,200	—	$243,454
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$510,878	—	—	510,878
Swaps - OTC.	Unrealized depreciation on OTC swaps	$215,790	—	168,170	—	259,624	—	643,584

Total		$215,790	—	$362,424	$510,878	$308,824	—	$1,397,916

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

48	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Schedule of Investments (continued)

For the year ended July 31, 2017, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	—	—	$1,581,581	—	$(14,897)	—	$1,566,684
Forward foreign currency exchange contracts	—	—	—	$287,261	—	—	287,261
Options purchased[1]	—	—	—	—	(197,516)	—	(197,516)
Options written	—	—	—	—	58,674	—	58,674
Swaps	$(466,111)	$588,182	725,717	—	427,834	—	1,275,622

Total	$(466,111)	$588,182	$2,307,298	$287,261	$274,095	—	$2,990,725

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(246,054)	—	$(95,257)	—	$(341,311)
Forward foreign currency exchange contracts	—	—	—	$(524,362)	—	—	(524,362)
Options purchased[2]	—	—	—	—	193,743	—	193,743
Options written	—	—	—	—	227,779	—	227,779
Swaps	$457,895	$(169,403)	(553,312)	—	(553,128)	—	(817,948)

Total	$457,895	$(169,403)	$(799,366)	$(524,362)	$(226,863)	—	$(1,262,099)

[1]	Options purchased are included in the net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts - long	$13,900,791
Average notional value of contracts - short	$2,327,400
Forward foreign currency exchange contracts:
Average amounts purchased - in USD.	$13,510,208
Average amounts sold - in USD	$1,072,311
Options:
Average notional value of swaption contracts purchased	$4,125,000
Average notional value of swaption contracts written.	$1,550,000
Credit default swaps:
Average notional value - sell protection	$11,995,080
Interest rate swaps:
Average notional value - pays fixed rate	$32,750
Total return swaps:
Average notional value	$34,193,330

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$36,761	$61,615
Forward foreign currency exchange contracts	51,121	510,878
Swaps - OTC[1]	744,060	643,584

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$831,942	$1,216,077
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(36,761)	(61,615)

Total derivative assets and liabilities subject to an MNA	$795,181	$1,154,462

[1]	Includes unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	49

Consolidated Schedule of Investments (concluded)

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
BNP Paribas S.A.	$ 8,830	—	—	—	$ 8,830
Citibank N.A.	10,911	—	—	—	10,911
Credit Suisse International	29,888	—	—	—	29,888
JPMorgan Chase Bank N.A.	114,706	$(114,706)	—	—	—
Merrill Lynch International	617,267	(515,472)	—	—	101,795
Morgan Stanley & Co. International PLC	13,579	(8,306)	—	—	5,273

Total	$795,181	$(638,484)	—	—	$156,697

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$ 124,343	—	—	—	$124,343
JPMorgan Chase Bank N.A.	506,341	$(114,706)	—	$(310,000)	81,635
Merrill Lynch International	515,472	(515,472)	—	—	—
Morgan Stanley & Co. International PLC	8,306	(8,306)	—	—	—

Total	$1,154,462	$(638,484)	—	$(310,000)	$205,978

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$8,592,606	—	$8,592,606
U.S. Treasury Obligations	—	958,480	—	958,480
Short-Term Securities	$22,948,332	—	—	22,948,332

Total	$22,948,332	$9,551,086	—	$32,499,418

Derivative Financial Instruments[1]
Assets:
Commodity contracts	—	$474,927	—	$474,927
Equity contracts	$43,669	95,499	—	139,168
Foreign currency exchange contracts	—	51,121	—	51,121
Interest rate contracts	—	173,634	—	173,634
Liabilities:
Commodity contracts	—	(215,790)	—	(215,790)
Equity contracts	(194,254)	(168,170)	—	(362,424)
Foreign currency exchange contracts	—	(510,878)	—	(510,878)
Interest rate contracts	(49,200)	(259,624)	—	(308,824)

Total	$(199,785)	$(359,281)	—	$(559,066)

[1]

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended July 31, 2017, there were no transfers between levels.

See Notes to Consolidated Financial Statements.

50	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Statement of Assets and Liabilities

July 31, 2017

Assets
Investments at value — unaffiliated (cost — $9,251,777)	$9,551,086
Investments at value — affiliated (cost — $22,948,332)	22,948,332
Cash pledged:
Collateral - OTC derivatives	310,000
Futures contracts	1,189,600
Foreign currency at value (cost — $1,194,150)	1,244,932
Receivables:
Swaps	22,468
Capital shares sold	2,791
Dividends — affiliated	16,789
Interest — unaffiliated	14,559
From the Manager	101,760
Variation margin on futures contracts	36,761
Unrealized appreciation on:
Forward foreign currency exchange contracts	51,121
OTC swaps	744,060
Prepaid expenses	49,022

Total assets	36,283,281

Liabilities
Payables:
Swaps	137,846
Capital shares redeemed	45,523
Investment advisory fees	4,491
Officer’s and Trustees’ fees	1,418
Other accrued expenses	77,382
Other affiliates	526
Service and distribution fees	1,240
Variation margin on futures contracts	61,615
Unrealized depreciation on:
Forward foreign currency exchange contracts	510,878
OTC swaps	643,584

Total liabilities	1,484,503

Net Assets	$34,798,778

Net Assets Consist of
Paid-in capital	$33,698,985
Distributions in excess of net investment income	(1,126)
Accumulated net realized gain	1,311,618
Net unrealized appreciation (depreciation)	(210,699)

Net Assets	$34,798,778

Net Asset Value
Institutional — Based on net assets of $31,333,835 and 3,077,469 shares outstanding, unlimited shares authorized, $0.001 par value	$10.18

Investor A — Based on net assets of $2,327,313 and 229,268 shares outstanding, unlimited shares authorized, $0.001 par value	$10.15

Investor C — Based on net assets of $907,639 and 90,141 shares outstanding, unlimited shares authorized, $0.001 par value	$10.07

Class K — Based on net assets of $229,991 and 22,592 shares outstanding, unlimited shares authorized, $0.001 par value	$10.18

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	51

Consolidated Statement of Operations

Year Ended July 31, 2017

Investment Income
Dividends — affiliated	$112,808
Interest — unaffiliated[1]	98,140

Total investment income	210,948

Expenses
Investment advisory	186,263
Professional	114,601
Registration	69,878
Printing	59,818
Offering	27,669
Administration	13,711
Administration — class specific	6,448
Accounting services	13,122
Service and distribution — class specific	13,058
Officer and Trustees	8,618
Transfer agent — class specific	7,631
Custodian	2,820
Miscellaneous	26,075

Total expenses	549,712
Less:
Administration fees waived	(9,467)
Administration fees waived — class specific	(3,444)
Expenses reimbursed by the Manager	(127,526)
Fees waived by the Manager	(171,761)
Transfer agent fees waived and/or reimbursed — class specific	(5,928)

Total expenses after fees waived and reimbursed	231,586

Net investment loss	(20,638)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(489,514)
Investments — affiliated	(23,221)
Capital gain distributions from investment companies — affiliated	71
Futures contracts	1,566,684
Forward foreign currency exchange contracts	287,261
Foreign currency transactions	7,487
Options written	58,674
Swaps	1,275,622

2,683,064

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	572,528
Investments — affiliated	(42,799)
Futures contracts	(341,311)
Forward foreign currency exchange contracts	(524,362)
Foreign currency translations	21,412
Options written	227,779
Swaps	(817,948)

(904,701)

Total realized and unrealized gain	1,778,363

Net Increase in Net Assets Resulting from Operations	$1,757,725

[1] Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

52	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets:	2017	2016

Operations
Net investment loss	$(20,638)	$(152,199)
Net realized gain (loss)	2,683,064	(1,088,980)
Net change in unrealized appreciation (depreciation)	(904,701)	1,756,738

Net increase in net assets resulting from operations	1,757,725	515,559

Distributions to Shareholders[1]
From net investment income:
Institutional	(116,290)	(1,283,526)
Investor A	(3,715)	(59,585)
Investor C	—	(15,733)
From net realized gain:
Institutional	(288,659)	—
Investor A	(18,217)	—
Investor C	(5,387)	—

Decrease in net assets resulting from distributions to shareholders	(432,268)	(1,358,844)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	3,654,410	(7,596,961)

Net Assets
Total increase (decrease) in net assets	4,979,867	(8,440,246)
Beginning of year	29,818,911	38,259,157

End of year	$34,798,778	$29,818,911

Undistributed (distributions in excess of) net investment income, end of year	$(1,126)	$283,575

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	53

Consolidated Financial Highlights

	Institutional
					Period December 27, 2012[1] to July 31, 2013

	Year Ended July 31,
	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$9.79	$9.96	$10.11	$9.54	$10.00

Net investment loss[2]	(0.00)[3]	(0.04)	(0.06)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	0.53	0.29	0.28	1.02	(0.40)

Net increase (decrease) from investment operations	0.53	0.25	0.22	0.95	(0.42)

Distributions:[4]
From net investment income	(0.04)	(0.42)	(0.35)	(0.38)	(0.04)
From net realized gain	(0.10)	—	(0.02)	—	—

Total distributions	(0.14)	(0.42)	(0.37)	(0.38)	(0.04)

Net asset value, end of period	$10.18	$9.79	$9.96	$10.11	$9.54

Total Return[5]
Based on net asset value	5.46%	2.86%	2.24%	10.24%	(4.25)%[6]

Ratios to Average Net Assets
Total expenses[7]	1.65%	1.61%	1.52%	1.69%	2.36%[8,9]

Total expenses after fees waived and reimbursed[7]	0.68%	1.00%	1.00%	1.00%	0.99%[8]

Net investment loss[7]	(0.03)%	(0.45)%	(0.61)%	(0.67)%	(0.35)%[8]

Supplemental Data
Net assets, end of period (000)	$31,334	$27,712	$35,597	$26,325	$24,404

Portfolio turnover rate	73%	11%	4%	77%	59%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is greater than $(0.005) per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

					Period December 27, 2012[1] to July 31, 2013

	Year Ended July 31,
	2017	2016	2015	2014
Investments in underlying funds	0.11%	0.08%	0.09%	0.10%	0.18%

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional Shares would have been 2.57%.

See Notes to Consolidated Financial Statements.

54	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Financial Highlights (continued)

	Investor A
					Period December 27, 2012[1] to July 31, 2013

	Year Ended July 31,
	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$9.77	$9.93	$10.09	$9.53	$10.00

Net investment loss[2]	(0.02)	(0.07)	(0.09)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	0.52	0.30	0.28	1.00	(0.41)

Net increase (decrease) from investment operations	0.50	0.23	0.19	0.92	(0.43)

Distributions:[3]
From net investment income	(0.02)	(0.39)	(0.33)	(0.36)	(0.04)
From net realized gain	(0.10)	—	(0.02)	—	—

Total distributions	(0.12)	(0.39)	(0.35)	(0.36)	(0.04)

Net asset value, end of period	$10.15	$9.77	$9.93	$10.09	$9.53

Total Return[4]
Based on net asset value	5.16%	2.68%	1.97%	9.92%	(4.35)%[5]

Ratios to Average Net Assets
Total expenses[6]	2.09%	2.03%	1.94%	2.09%	2.38%[7,8]

Total expenses after fees waived and reimbursed[6]	0.91%	1.25%	1.25%	1.25%	1.24%[8]

Net investment loss[6]	(0.21)%	(0.70)%	(0.86)%	(0.81)%	(0.30)%[8]

Supplemental Data
Net assets, end of period (000)	$2,327	$1,448	$1,811	$1,014	$378

Portfolio turnover rate	73%	11%	4%	77%	59%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

					Period December 27, 2012[1] to July 31, 2013

	Year Ended July 31,
	2017	2016	2015	2014
Investments in underlying funds	0.11%	0.08%	0.09%	0.10%	0.18%

[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor A Shares would have been 2.59%.

[8]	Annualized.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	55

Consolidated Financial Highlights (continued)

	Investor C
	Year Ended July 31,				Period December 27, 2012[1] to July 31, 2013
	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$9.71	$9.84	$10.02	$9.48	$10.00

Net investment loss[2]	(0.10)	(0.13)	(0.16)	(0.16)	(0.06)
Net realized and unrealized gain (loss)	0.52	0.29	0.29	1.00	(0.42)

Net increase (decrease) from investment operations	0.42	0.16	0.13	0.84	(0.48)

Distributions:[3]
From net investment income	—	(0.29)	(0.29)	(0.30)	(0.04)
From net realized gain	(0.06)	—	(0.02)	—	—

Total distributions	(0.06)	(0.29)	(0.31)	(0.30)	(0.04)

Net asset value, end of period	$10.07	$9.71	$9.84	$10.02	$9.48

Total Return[4]
Based on net asset value	4.40%	1.82%	1.32%	9.09%	(4.86)%[5]

Ratios to Average Net Assets
Total expenses[6]	2.80%	2.72%	2.59%	2.80%	3.00%[7,8]

Total expenses after fees waived and reimbursed[6]	1.68%	2.00%	2.00%	2.00%	1.98%[8]

Net investment loss[6]	(1.01)%	(1.45)%	(1.56)%	(1.67)%	(0.98)%[8]

Supplemental Data
Net assets, end of period (000)	$908	$659	$851	$402	$313

Portfolio turnover rate	73%	11%	4%	77%	59%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,				Period December 27, 2012[1] to July 31, 2013
	2017	2016	2015	2014
Investments in underlying funds	0.11%	0.08%	0.09%	0.10%	0.18%

[7]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 3.21%.

[8]	Annualized.

See Notes to Consolidated Financial Statements.

56	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Consolidated Financial Highlights (concluded)

Class K
Period February 3, 2017[1] to July 31, 2017
Per Share Operating Performance
Net asset value, beginning of period	$ 9.76

Net investment income[2]	0.01
Net realized and unrealized gain	0.41

Net increase from investment operations	0.42

Net asset value, end of period	$10.18

Total Return[3]
Based on net asset value	4.30%[4]

Ratios to Average Net Assets
Total expenses[5,6]	1.84%

Total expenses after fees waived and reimbursed[5,6]	0.49%

Net investment income[5,6]	0.28%

Supplemental Data
Net assets, end of period (000)	$ 230

Portfolio turnover rate	73%[7]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period February 3, 2017[1] to July 31, 2017
Investments in underlying funds	0.11%

[6]	Annualized.

[7]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	57

Notes to Consolidated Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Total Factor Fund (the “Fund”) (formerly known as BlackRock Strategic Risk Allocation Fund) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation: The accompanying consolidated financial statements of BlackRock Total Factor Fund include the account of BlackRock Cayman Total Factor Fund, Ltd. (the “Subsidiary”) (formerly known as BlackRock Cayman Strategic Risk Allocation Fund, Ltd.), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables the Fund to hold these commodity-related instruments and other derivatives and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated financial statements of the Fund include the positions and accounts, respectively, of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

The following table shows a summary of the selected financial information of the Subsidiary included in the consolidated financial statements:

Consolidated Statement of Assets and Liabilities
Total assets.	$2,498,187
Total liabilities	42,667

Net assets.	$2,455,520

Consolidated Statement of Operations
Net investment income.	$12,379
Net realized gain (loss) from:
Investments – affiliated	19
Futures contracts	388,757
Swaps	(54,677)
Forward foreign currency exchange contracts	287,261
Foreign currency transactions	(18,571)

602,789

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(95,469)
Swaps	(21,650)
Forward foreign currency exchange contracts	(524,362)
Foreign currency translations	(5,489)

(646,970)

Net decrease in net assets resulting from operations	$(31,802)

Consolidated Statement of Changes in Net Assets
Net investment income.	$12,379
Net realized gain.	602,789
Net change in unrealized appreciation (depreciation)	(646,970)

Net decrease in net assets resulting from operations	(31,802)
Net decrease in net assets derived from capital share transactions	(1,000,000)

Net decrease in net assets	$(1,031,802)

58	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Notes to Consolidated Financial Statements (continued)

2. Significant Accounting Policies:

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, the Fund may invest up to 100% of its total assets in U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment adviser applies this defensive posture as applicable and is consistent with the Fund’s investment policies.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund is recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	59

Notes to Consolidated Financial Statements (continued)

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets.

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at the official closing price each day, if available. For ETFs traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. ETFs traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

60	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Notes to Consolidated Financial Statements (continued)

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately — held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	61

Notes to Consolidated Financial Statements (continued)

inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

5. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying

62	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Notes to Consolidated Financial Statements (continued)

instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — The Fund purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

•	Total return basket swaps — Total return swaps are entered into to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	63

Notes to Consolidated Financial Statements (continued)

equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

64	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Notes to Consolidated Financial Statements (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.50%
$1 Billion - $3 Billion	0.47%
$3 Billion - $5 Billion	0.45%
$5 Billion - $10 Billion	0.44%
Greater than $10 Billion	0.43%

Prior to November 28, 2016, the maximum annual management fees that could be paid to the manager as a percentage of the average daily net assets, for the Fund were calculated as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.75%
$1 Billion - $3 Billion	0.71%
$3 Billion - $5 Billion	0.68%
$5 Billion - $10 Billion	0.65%
Greater than $10 Billion	0.64%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets which includes the assets of the Subsidiary.

With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended July 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$4,929	$8,129	$13,058

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	65

Notes to Consolidated Financial Statements (continued)

For the year ended July 31, 2017, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$5,869	$394	$163	$22	$6,448

For the year ended July 31, 2017, the administration fees waived at the Fund level was $9,467. This amount is included in administration fees waived in the Consolidated Statement of Operations.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2017, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2017, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$137	$101	$75	$313

For the year ended July 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$2,742	$3,630	$1,259	$7,631

Other Fees: For the year ended July 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $1,940.

For the year ended July 31, 2017, affiliates received CDSCs of $16 for Investor C Shares.

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the year ended July 31, 2017, the amount waived was $11,941.

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Fund’s assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the year ended July 31, 2017, the amount waived was $7,069 in investment advisory fees pursuant to these arrangements.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
0.55%	0.80%	1.55%	0.50%

Prior to November 28, 2016, the expense limitations as a percentage of average daily net assets were as follows:

Institutional	Investor A	Investor C	Class K
1.00%	1.25%	2.00%	—

66	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Notes to Consolidated Financial Statements (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2018, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2017, the Manager waived $152,751, which is included in fees waived by the Manager in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. Class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived	$2,869	$394	$161	$20	$3,444
Transfer agent fees waived and/or reimbursed	$1,868	$3,035	$1,025	—	$5,928

In addition, for the year ended July 31, 2017, the Manager reimbursed $127,526 which is shown as expenses reimbursed by the Manager in the Consolidated Statement of Operations.

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On July 31, 2017, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring July 31,
	2018	2019
Fund Level	$165,354	$289,744
Institutional	$16,993	$4,737
Investor A	$3,186	$3,429
Investor C	$936	$1,186
Class K	—	$20

The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on July 31, 2017:

Fund Level	$151,290
Institutional	$8,688
Investor A	$2,796
Investor C	$603

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	67

Notes to Consolidated Financial Statements (continued)

will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended July 31, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Consolidated Statement of Operations.

7. Purchases and Sales:

For the year ended July 31, 2017, purchases and sales of investments, excluding short-term securities were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$7,445,755	$12,814,304
U.S. Government Securities.	$1,014,985	—

8. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, accounting for swap agreements and the characterization of income/losses from wholly-owned foreign subsidiary were reclassified to the following accounts:

Paid-in capital	$582,932
Distributions in excess of net investment income	$(144,058)
Accumulated net realized gain	$(438,874)

The tax character of distributions paid was as follows:

	7/31/17	7/31/16
Ordinary income	$432,268	$1,358,844

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed ordinary income	$1,249,261
Net unrealized gains[1]	(77,568)
Qualified late-year losses[2]	(71,900)

Total	$1,099,793

[1]

The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the deferral of losses on straddles, the realization for tax purposes of unrealized gains/losses on certain futures, options and foreign currency contracts and the accounting for swap agreements.

[2]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of period end, the Fund utilized all of its capital loss carryforward.

As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$32,200,109

Gross unrealized appreciation	$401,651
Gross unrealized depreciation	(102,342)

Net unrealized appreciation	$299,309

68	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Notes to Consolidated Financial Statements (continued)

9. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2017, the Fund did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities may also be affected by one or all of the following: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; and (iv) currency, interest rate and price fluctuations.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	69

Notes to Consolidated Financial Statements (concluded)

accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	342,731	$3,391,100	76,384	$726,253
Shares issued in reinvestment of distributions.	3,057	29,504	19,705	177,740
Shares redeemed	(99,168)	(982,910)	(839,324)	(8,005,775)

Net increase (decrease)	246,620	$2,437,694	(743,235)	$(7,101,782)

Investor A
Shares sold	169,549	$1,663,296	29,077	$274,036
Shares issued in reinvestment of distributions.	2,247	21,637	6,504	58,600
Shares redeemed	(90,803)	(903,069)	(69,658)	(651,001)

Net increase (decrease)	80,993	$781,864	(34,077)	$(318,365)

Investor C
Shares sold	48,858	$480,729	17,668	$166,913
Shares issued in reinvestment of distributions.	535	5,128	1,605	14,432
Shares redeemed	(27,181)	(271,681)	(37,872)	(358,159)

Net increase (decrease)	22,212	$214,176	(18,599)	$(176,814)

	Period February 3, 2017[1] to July 31, 2017
	Shares	Amount
Class K
Shares sold	22,592	$220,676	—	—
Shares issued in reinvestment of distributions.	—	—	—	—
Shares redeemed	—	—	—	—

Net increase	22,592	$220,676	—	—

Total Net Increase (Decrease)	372,417	$3,654,410	(795,911)	$(7,596,961)

[1]	Commencement of operations.

At July 31, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	Investor A	Investor C	Class K
2,504,182	2,509	2,509	20,492

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

70	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of BlackRock Total Factor Fund:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of BlackRock Total Factor Fund and its subsidiary (the “Fund”), a series of BlackRock Funds, as of July 31, 2017, the results of their operations, the changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of July 31, 2017 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The consolidated financial statements as of and for the year ended July 31, 2016 and the consolidated financial highlights for each of the years or periods ended on or prior to July 31, 2016 (not presented herein, other than the consolidated statement of changes in net assets and the consolidated financial highlights) were audited by other auditors whose report dated September 27, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 27, 2017

Important Tax Information (Unaudited)

During the fiscal year ended July 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Fund:

	Payable Date	Percentage
Federal Obligation Interest[1]	12/30/16	1.87%
Interest-Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents[2]	12/30/16	74.24%

[1]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	71

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Total Factor Fund (the “Fund”), a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Broadridge1 and certain performance metrics; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

72	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Fund to BlackRock; and (g) sales and redemption data regarding the Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2018. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Broadridge category and certain performance metrics. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	73

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-year, three-year and since-inception periods reported, the Fund ranked in the second, first and second quartiles, respectively, against its Broadridge Performance Universe. The Board noted that on February 3, 2017, the Fund had undergone certain changes to its investment process, and in connection with such changes, had changed its name from BlackRock Strategic Risk Allocation Fund to BlackRock Total Factor Fund.

In light of the Fund’s outcome oriented objective, BlackRock believes that other performance metrics may be more appropriate than the Broadridge Performance Universe, and the Board was provided with a comparison of Fund performance relative to certain of these other metrics. Under these other metrics, for the one-year period the Fund outperformed its total return target, but for the three-year and since-inception periods, the Fund underperformed its total return target. The total return target is designed to be based on a time horizon of five years and greater, but in this case is being viewed over a shorter time horizon. The overall risk of the Fund, as measured by the standard deviation of returns, was below its upper threshold level for the periods.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock proposed, and the Board agreed to, a contractual adjustment to reduce specified levels within the breakpoint

74	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

schedule. This adjustment was implemented on November 28, 2016. The Board further noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock proposed, and the Board agreed to, a lower contractual expense cap on a class-by-class basis. This contractual expense cap reduction was implemented on November 28, 2016.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust with respect to the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	75

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for- profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

76	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	101 RICs consisting of 219 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 317 Portfolios	None

[1]    The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	77

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Adviser BlackRock International Limited Edinburgh, United Kingdom EH3 8BL	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Custodian The Bank of New York Mellon New York, NY 10286

Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

78	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017	79

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

Effective February 24, 2017, Deloitte & Touche LLP (“D&T”) was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Trust’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. D&T’s reports on the Fund’s financial statements for the fiscal periods ended July 31, 2016 and July 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 24, 2017, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Trust’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2017. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, D&T. During the Fund’s fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 24, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

80	BLACKROCK TOTAL FACTOR FUND	JULY 31, 2017

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Go to www.blackrock.com/edelivery.

SRA-7/17-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in the current fiscal year end and Deloitte & Touche LLP (“D&T”) in the previous fiscal year end for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$27,000	$33,456	$0	$0	$0	$13,707	$0	$0

The following table presents fees billed by PwC for the current fiscal year end and D&T for the previous fiscal year end that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$2,154,000

2

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC and D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

    The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

    Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End[1]
BlackRock Total Factor Fund	$0	$13,707

1 Tax fees as provided by D&T.

3

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 4, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 4, 2017

5